UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.3%)
Walt Disney Co.	542,636	48,311
Home Depot Inc.	445,800	40,898
Comcast Corp. Class A	755,371	40,624
* Amazon.com Inc.	121,510	39,180
Wal-Mart Stores Inc.	488,128	37,327
McDonald's Corp.	306,260	29,036
* eBay Inc.	438,898	24,855
Time Warner Inc.	315,349	23,717
Twenty-First Century Fox Inc. Class A	637,530	21,861
NIKE Inc. Class B	243,200	21,693
Starbucks Corp.	266,652	20,122
Lowe's Cos. Inc.	367,400	19,443
Costco Wholesale Corp.	144,000	18,046
Ford Motor Co.	1,209,933	17,895
* Priceline Group Inc.	14,395	16,678
* DIRECTV	186,409	16,128
Time Warner Cable Inc.	94,542	13,566
Viacom Inc. Class B	171,033	13,159
General Motors Co.	392,726	12,544
Yum! Brands Inc.	159,210	11,460
Johnson Controls Inc.	237,600	10,454
Marriott International Inc. Class A	128,575	8,987
* AutoZone Inc.	16,590	8,455
* O'Reilly Automotive Inc.	54,848	8,247
Estee Lauder Cos. Inc. Class A	109,300	8,167
Starwood Hotels & Resorts Worldwide Inc.	95,418	7,940
* Liberty Interactive Corp. Class A	274,726	7,835
Ross Stores Inc.	103,292	7,807
Target Corp.	122,300	7,666
Royal Caribbean Cruises Ltd.	104,800	7,052
* Dollar Tree Inc.	123,738	6,938
* Bed Bath & Beyond Inc.	105,015	6,913
* Discovery Communications Inc.	182,374	6,799
Advance Auto Parts Inc.	50,702	6,606
BorgWarner Inc.	123,400	6,492
CBS Corp. Class B	117,780	6,301
* TripAdvisor Inc.	68,756	6,286
Las Vegas Sands Corp.	100,440	6,248
* Hertz Global Holdings Inc.	245,877	6,243
Hanesbrands Inc.	57,986	6,230
Gap Inc.	148,547	6,193
TJX Cos. Inc.	103,996	6,153
* CarMax Inc.	131,243	6,096
* Sirius XM Holdings Inc.	1,746,425	6,095
Expedia Inc.	68,906	6,037
PVH Corp.	48,631	5,892
* Tesla Motors Inc.	23,330	5,662
* MGM Resorts International	247,823	5,645
* Mohawk Industries Inc.	40,100	5,406

Interpublic Group of Cos. Inc.	294,400	5,393
Ralph Lauren Corp. Class A	31,300	5,156
* Netflix Inc.	11,330	5,112
* WABCO Holdings Inc.	53,541	4,870
* Tempur Sealy International Inc.	83,350	4,682
Scripps Networks Interactive Inc. Class A	59,478	4,645
* NVR Inc.	4,050	4,577
Harley-Davidson Inc.	78,500	4,569
PetSmart Inc.	65,000	4,556
* Dollar General Corp.	73,900	4,516
DR Horton Inc.	218,469	4,483
Brinker International Inc.	88,250	4,482
Lennar Corp. Class A	114,153	4,433
Dillard's Inc. Class A	40,246	4,386
Harman International Industries Inc.	43,600	4,274
Hasbro Inc.	77,100	4,240
Kohl's Corp.	68,850	4,202
PulteGroup Inc.	233,330	4,121
* Toll Brothers Inc.	132,160	4,118
Darden Restaurants Inc.	77,080	3,966
Foot Locker Inc.	70,600	3,929
* Hilton Worldwide Holdings Inc.	158,500	3,904
* Hyatt Hotels Corp. Class A	64,383	3,896
* Apollo Education Group Inc.	142,329	3,580
Omnicom Group Inc.	50,600	3,484
Macy's Inc.	56,800	3,305
* AutoNation Inc.	60,925	3,065
* Liberty Media Corp.	64,154	3,015
John Wiley & Sons Inc. Class A	53,700	3,013
Lamar Advertising Co. Class A	59,186	2,915
Gentex Corp.	107,252	2,871
* Under Armour Inc. Class A	40,000	2,764
* News Corp. Class A	168,182	2,750
CST Brands Inc.	74,475	2,677
* TRW Automotive Holdings Corp.	25,553	2,587
Goodyear Tire & Rubber Co.	111,074	2,509
Nordstrom Inc.	32,300	2,208
KAR Auction Services Inc.	71,953	2,060
* Liberty Media Corp. Class A	32,077	1,513
* Liberty Ventures Class A	39,358	1,494
Comcast Corp.	26,219	1,403
* Liberty TripAdvisor Holdings Inc. Class A	39,358	1,334
Aaron's Inc.	50,542	1,229
* Michael Kors Holdings Ltd.	17,000	1,214
* Starz	36,277	1,200
* Madison Square Garden Co. Class A	16,186	1,070
Avon Products Inc.	83,818	1,056
* AMC Networks Inc. Class A	16,186	946
Coach Inc.	25,900	922
Abercrombie & Fitch Co.	23,300	847
GameStop Corp. Class A	20,430	842
CBS Outdoor Americas Inc.	24,974	748
* Avis Budget Group Inc.	10,400	571
Best Buy Co. Inc.	15,759	529
Wynn Resorts Ltd.	2,800	524
Chico's FAS Inc.	28,340	419
Mattel Inc.	12,557	385

* Sears Holdings Corp.	15,237	384
* Norwegian Cruise Line Holdings Ltd.	8,600	310
Lennar Corp. Class B	8,300	266
Cablevision Systems Corp. Class A	14,944	262
Carnival Corp.	5,800	233
* Taylor Morrison Home Corp. Class A	13,300	216
* JC Penney Co. Inc.	20,534	206
* Ulta Salon Cosmetics & Fragrance Inc.	1,700	201
* Chipotle Mexican Grill Inc. Class A	300	200
* DreamWorks Animation SKG Inc. Class A	6,900	188
* Bally Technologies Inc.	2,300	186
* LKQ Corp.	6,700	178
* Sally Beauty Holdings Inc.	6,400	175
* Murphy USA Inc.	3,300	175
* Deckers Outdoor Corp.	1,800	175
* zulily Inc. Class A	4,500	170
* HomeAway Inc.	4,800	170
* Urban Outfitters Inc.	4,600	169
* DISH Network Corp. Class A	2,600	168
* Charter Communications Inc. Class A	1,100	166
* Panera Bread Co. Class A	1,000	163
* Jarden Corp.	2,700	162
* Live Nation Entertainment Inc.	6,700	161
* Visteon Corp.	1,600	156
* Cabela's Inc.	2,600	153
Big Lots Inc.	3,500	151
* Pandora Media Inc.	5,800	140
Nielsen NV	3,000	133
* Fossil Group Inc.	1,400	131
* Ascena Retail Group Inc.	9,100	121
Staples Inc.	9,495	115
Fortune Brands Home & Security Inc.	2,546	105
* Kate Spade & Co.	3,800	100
* Discovery Communications Inc. Class A	2,100	79
Nu Skin Enterprises Inc. Class A	993	45
International Game Technology	400	7
		857,067
Consumer Staples (7.7%)
Procter & Gamble Co.	797,978	66,823
Coca-Cola Co.	1,145,800	48,880
PepsiCo Inc.	469,139	43,672
Philip Morris International Inc.	426,809	35,596
CVS Health Corp.	388,354	30,909
Altria Group Inc.	393,723	18,088
Walgreen Co.	302,300	17,917
Colgate-Palmolive Co.	252,600	16,475
Mondelez International Inc. Class A	468,465	16,052
Archer-Daniels-Midland Co.	243,273	12,431
Kroger Co.	221,700	11,528
Keurig Green Mountain Inc.	70,883	9,224
* Monster Beverage Corp.	88,900	8,149
* Constellation Brands Inc. Class A	87,020	7,585
Brown-Forman Corp. Class B	78,869	7,116
Dr Pepper Snapple Group Inc.	109,700	7,055
Hershey Co.	72,600	6,928
Clorox Co.	72,120	6,926
Coca-Cola Enterprises Inc.	153,000	6,787

Tyson Foods Inc. Class A	169,184	6,661
Kraft Foods Group Inc.	117,175	6,609
Church & Dwight Co. Inc.	84,188	5,907
Energizer Holdings Inc.	45,169	5,565
Safeway Inc.	158,562	5,439
* WhiteWave Foods Co. Class A	149,340	5,425
Hormel Foods Corp.	105,200	5,406
Molson Coors Brewing Co. Class B	71,900	5,352
Kimberly-Clark Corp.	45,440	4,888
JM Smucker Co.	49,024	4,853
McCormick & Co. Inc.	70,300	4,703
General Mills Inc.	88,800	4,480
Campbell Soup Co.	97,400	4,162
Ingredion Inc.	54,900	4,161
Bunge Ltd.	42,853	3,609
Mead Johnson Nutrition Co.	35,759	3,441
Whole Foods Market Inc.	65,680	2,503
* Pilgrim's Pride Corp.	47,900	1,464
Kellogg Co.	22,800	1,404
Sysco Corp.	17,111	649
ConAgra Foods Inc.	11,200	370
* Hain Celestial Group Inc.	1,700	174
* Sprouts Farmers Market Inc.	4,800	140
* Rite Aid Corp.	23,400	113
		465,619
Energy (9.2%)
Exxon Mobil Corp.	1,288,164	121,152
Chevron Corp.	569,538	67,957
Schlumberger Ltd.	324,236	32,972
ConocoPhillips	260,332	19,921
EOG Resources Inc.	193,400	19,150
Halliburton Co.	296,700	19,140
Occidental Petroleum Corp.	190,339	18,301
Anadarko Petroleum Corp.	177,823	18,038
Phillips 66	157,963	12,844
Hess Corp.	123,200	11,620
Pioneer Natural Resources Co.	57,887	11,402
Baker Hughes Inc.	173,271	11,273
National Oilwell Varco Inc.	146,541	11,152
Noble Energy Inc.	147,000	10,049
Valero Energy Corp.	182,480	8,443
* Cameron International Corp.	122,202	8,112
Apache Corp.	82,251	7,721
EQT Corp.	79,400	7,268
Cimarex Energy Co.	56,501	7,149
Williams Cos. Inc.	128,600	7,118
* Concho Resources Inc.	56,600	7,097
* FMC Technologies Inc.	128,900	7,001
Cabot Oil & Gas Corp.	209,940	6,863
* Dresser-Rand Group Inc.	76,955	6,330
Range Resources Corp.	84,300	5,716
Helmerich & Payne Inc.	57,980	5,675
* WPX Energy Inc.	226,881	5,459
* Continental Resources Inc.	78,800	5,239
* Newfield Exploration Co.	129,201	4,789
Superior Energy Services Inc.	142,983	4,700
QEP Resources Inc.	152,196	4,685

SM Energy Co.	59,956	4,677
* Southwestern Energy Co.	126,102	4,407
Patterson-UTI Energy Inc.	135,089	4,394
* Ultra Petroleum Corp.	172,401	4,010
Marathon Petroleum Corp.	46,450	3,933
* Unit Corp.	62,900	3,689
World Fuel Services Corp.	88,747	3,543
Marathon Oil Corp.	92,900	3,492
CONSOL Energy Inc.	89,413	3,385
* Kosmos Energy Ltd.	331,489	3,302
* Oil States International Inc.	53,200	3,293
* Cobalt International Energy Inc.	153,244	2,084
Rowan Cos. plc Class A	80,600	2,040
Tesoro Corp.	26,500	1,616
Chesapeake Energy Corp.	61,153	1,406
* NOW Inc.	40,935	1,245
Diamond Offshore Drilling Inc.	36,065	1,236
* SandRidge Energy Inc.	279,188	1,198
Denbury Resources Inc.	68,956	1,036
* Rice Energy Inc.	33,200	883
Devon Energy Corp.	7,942	541
Kinder Morgan Inc.	8,193	314
* Athlon Energy Inc.	3,700	215
* Cheniere Energy Inc.	2,500	200
* Whiting Petroleum Corp.	2,100	163
* SolarCity Corp.	2,500	149
* First Solar Inc.	2,200	145
* Gulfport Energy Corp.	2,700	144
* Antero Resources Corp.	2,600	143
* Dril-Quip Inc.	1,500	134
* Oasis Petroleum Inc.	3,200	134
* EP Energy Corp. Class A	7,600	133
* SunPower Corp. Class A	3,900	132
* Atwood Oceanics Inc.	3,000	131
* Laredo Petroleum Inc.	5,500	123
* Seventy Seven Energy Inc.	4,368	104
		552,110
Financial Services (18.6%)
* Berkshire Hathaway Inc. Class B	568,345	78,511
Wells Fargo & Co.	1,451,001	75,263
JPMorgan Chase & Co.	1,111,121	66,934
Citigroup Inc.	928,500	48,115
Bank of America Corp.	2,571,750	43,848
Visa Inc. Class A	164,098	35,014
American Express Co.	300,500	26,306
MasterCard Inc. Class A	350,450	25,905
American International Group Inc.	461,780	24,945
Goldman Sachs Group Inc.	109,200	20,046
US Bancorp	401,300	16,786
Simon Property Group Inc.	98,448	16,187
Prudential Financial Inc.	161,904	14,238
American Tower Corporation	150,800	14,119
Discover Financial Services	202,200	13,020
State Street Corp.	164,978	12,144
Charles Schwab Corp.	397,500	11,683
Crown Castle International Corp.	138,623	11,163
Ameriprise Financial Inc.	87,960	10,852

Aflac Inc.	172,500	10,048
McGraw Hill Financial Inc.	117,000	9,881
Capital One Financial Corp.	117,800	9,615
Travelers Cos. Inc.	101,877	9,570
Public Storage	55,200	9,154
Franklin Resources Inc.	166,200	9,076
SunTrust Banks Inc.	235,290	8,948
* Fiserv Inc.	133,700	8,642
Boston Properties Inc.	71,800	8,312
Lincoln National Corp.	143,986	7,715
Fifth Third Bancorp	368,920	7,386
Fidelity National Information Services Inc.	130,478	7,346
Intercontinental Exchange Inc.	37,569	7,328
Host Hotels & Resorts Inc.	341,972	7,294
T. Rowe Price Group Inc.	92,978	7,289
Equity Residential	115,600	7,119
General Growth Properties Inc.	298,643	7,033
Morgan Stanley	196,500	6,793
Progressive Corp.	267,900	6,772
Loews Corp.	161,508	6,728
Weyerhaeuser Co.	209,214	6,666
Moody's Corp.	70,100	6,624
KeyCorp	486,169	6,481
MetLife Inc.	118,542	6,368
Principal Financial Group Inc.	120,400	6,317
Essex Property Trust Inc.	35,248	6,301
Allstate Corp.	102,300	6,278
* CBRE Group Inc. Class A	209,990	6,245
* Affiliated Managers Group Inc.	30,550	6,121
CIT Group Inc.	130,535	5,999
SL Green Realty Corp.	58,110	5,888
* Markel Corp.	9,176	5,837
* Howard Hughes Corp.	38,899	5,835
TD Ameritrade Holding Corp.	174,400	5,820
* E*TRADE Financial Corp.	257,379	5,814
Unum Group	166,800	5,735
M&T Bank Corp.	46,286	5,707
Equifax Inc.	74,000	5,531
PNC Financial Services Group Inc.	63,531	5,437
AvalonBay Communities Inc.	38,375	5,410
Torchmark Corp.	102,975	5,393
Global Payments Inc.	75,417	5,270
* MSCI Inc. Class A	109,064	5,128
* Arch Capital Group Ltd.	93,400	5,111
Aon plc	58,100	5,094
Jones Lang LaSalle Inc.	40,177	5,076
* Genworth Financial Inc. Class A	373,060	4,887
NASDAQ OMX Group Inc.	114,892	4,874
Assurant Inc.	75,300	4,842
Raymond James Financial Inc.	89,650	4,803
* Alleghany Corp.	11,459	4,792
Zions Bancorporation	164,384	4,777
BlackRock Inc.	14,450	4,744
Reinsurance Group of America Inc. Class A	58,819	4,713
First Republic Bank	95,157	4,699
* Signature Bank	41,700	4,673
WR Berkley Corp.	97,596	4,665

East West Bancorp Inc.	134,700	4,580
SEI Investments Co.	123,770	4,476
CME Group Inc.	55,950	4,473
Bank of New York Mellon Corp.	112,806	4,369
Dun & Bradstreet Corp.	36,200	4,252
HCC Insurance Holdings Inc.	87,200	4,211
* Forest City Enterprises Inc. Class A	212,191	4,150
* Popular Inc.	140,844	4,146
Prologis Inc.	109,525	4,129
White Mountains Insurance Group Ltd.	6,481	4,083
First Horizon National Corp.	320,249	3,933
TFS Financial Corp.	272,520	3,902
Commerce Bancshares Inc.	87,124	3,890
* Ocwen Financial Corp.	148,100	3,877
Plum Creek Timber Co. Inc.	97,800	3,815
Brown & Brown Inc.	118,600	3,813
American Homes 4 Rent Class A	224,800	3,797
Washington Prime Group Inc.	209,824	3,668
Cullen/Frost Bankers Inc.	47,600	3,642
DDR Corp.	216,364	3,620
Federal Realty Investment Trust	30,500	3,613
Equity Lifestyle Properties Inc.	85,264	3,612
Douglas Emmett Inc.	137,173	3,521
Apartment Investment & Management Co. Class A	108,443	3,451
Taubman Centers Inc.	46,762	3,414
Brixmor Property Group Inc.	150,000	3,339
Post Properties Inc.	63,600	3,265
Eaton Vance Corp.	86,202	3,252
Hospitality Properties Trust	119,270	3,202
StanCorp Financial Group Inc.	50,600	3,197
* CoreLogic Inc.	116,846	3,163
* Realogy Holdings Corp.	84,398	3,140
Retail Properties of America Inc.	209,357	3,063
Hanover Insurance Group Inc.	49,600	3,046
* Alliance Data Systems Corp.	12,200	3,029
Associated Banc-Corp	170,670	2,973
Camden Property Trust	42,400	2,906
Alexandria Real Estate Equities Inc.	38,630	2,849
Lazard Ltd. Class A	55,686	2,823
Chubb Corp.	30,900	2,814
Leucadia National Corp.	116,219	2,771
CNA Financial Corp.	69,500	2,643
BOK Financial Corp.	38,571	2,564
SLM Corp.	290,582	2,487
Broadridge Financial Solutions Inc.	58,725	2,445
Legg Mason Inc.	47,500	2,430
Hartford Financial Services Group Inc.	64,184	2,391
Navient Corp.	131,845	2,335
Total System Services Inc.	74,759	2,315
ACE Ltd.	20,902	2,192
BB&T Corp.	53,000	1,972
American Financial Group Inc.	32,200	1,864
Gaming and Leisure Properties Inc.	58,047	1,794
Digital Realty Trust Inc.	28,440	1,774
Jack Henry & Associates Inc.	31,457	1,751
Northern Trust Corp.	19,050	1,296
Interactive Brokers Group Inc.	51,335	1,281

* Nationstar Mortgage Holdings Inc.	34,709	1,188
Bank of Hawaii Corp.	20,100	1,142
* MBIA Inc.	121,391	1,114
FNF Group	25,361	704
People's United Financial Inc.	42,614	617
Invesco Ltd.	12,010	474
Extra Space Storage Inc.	6,100	315
Western Union Co.	11,625	186
* FleetCor Technologies Inc.	1,200	171
* SVB Financial Group	1,300	146
* Vantiv Inc. Class A	4,700	145
Santander Consumer USA Holdings Inc.	8,000	142
* Zillow Inc. Class A	1,200	139
* Ally Financial Inc.	6,000	139
* FNFV Group	8,452	116
		1,118,624
Health Care (13.3%)
Johnson & Johnson	816,098	86,988
* Gilead Sciences Inc.	493,400	52,522
Pfizer Inc.	1,628,484	48,154
Merck & Co. Inc.	761,068	45,116
Amgen Inc.	241,637	33,940
UnitedHealth Group Inc.	328,662	28,347
* Biogen Idec Inc.	80,621	26,670
* Celgene Corp.	279,038	26,447
AbbVie Inc.	407,600	23,543
* Actavis plc	89,768	21,659
Allergan Inc.	112,730	20,087
* Express Scripts Holding Co.	272,395	19,239
Thermo Fisher Scientific Inc.	144,556	17,592
Abbott Laboratories	407,600	16,952
Medtronic Inc.	263,600	16,330
Bristol-Myers Squibb Co.	282,164	14,441
McKesson Corp.	73,824	14,371
WellPoint Inc.	116,816	13,974
Eli Lilly & Co.	193,109	12,523
Aetna Inc.	144,422	11,698
* Vertex Pharmaceuticals Inc.	103,788	11,656
Cardinal Health Inc.	145,512	10,902
* Alexion Pharmaceuticals Inc.	65,362	10,838
Cigna Corp.	118,300	10,729
Humana Inc.	72,800	9,485
Becton Dickinson and Co.	80,600	9,173
Baxter International Inc.	127,341	9,139
AmerisourceBergen Corp. Class A	115,100	8,897
Stryker Corp.	109,200	8,818
Zoetis Inc.	228,682	8,450
* Mylan Inc.	183,570	8,351
Zimmer Holdings Inc.	81,170	8,162
St. Jude Medical Inc.	131,832	7,927
Perrigo Co. plc	43,931	6,598
Universal Health Services Inc. Class B	60,400	6,312
* Endo International plc	92,047	6,291
* Henry Schein Inc.	53,700	6,254
* Hospira Inc.	118,240	6,152
* Regeneron Pharmaceuticals Inc.	16,600	5,985
* Laboratory Corp. of America Holdings	53,400	5,433

Cooper Cos. Inc.	33,500	5,218
* Myriad Genetics Inc.	127,700	4,925
PerkinElmer Inc.	109,504	4,774
* Incyte Corp.	96,900	4,753
* QIAGEN NV	205,602	4,682
* CareFusion Corp.	101,296	4,584
Quest Diagnostics Inc.	72,800	4,418
Techne Corp.	46,700	4,369
DENTSPLY International Inc.	95,800	4,368
CR Bard Inc.	29,300	4,181
Teleflex Inc.	37,000	3,886
* Health Net Inc.	78,100	3,601
Covidien plc	36,200	3,132
Patterson Cos. Inc.	73,530	3,046
* Bruker Corp.	139,644	2,586
Omnicare Inc.	40,900	2,546
* Intercept Pharmaceuticals Inc.	10,591	2,507
* Varian Medical Systems Inc.	30,000	2,404
* Medivation Inc.	14,754	1,459
* Boston Scientific Corp.	84,750	1,001
* Mallinckrodt plc	6,525	588
* DaVita HealthCare Partners Inc.	6,700	490
* Intuitive Surgical Inc.	1,030	476
* Brookdale Senior Living Inc.	8,400	271
* United Therapeutics Corp.	1,900	244
* Pharmacyclics Inc.	1,900	223
* HCA Holdings Inc.	3,000	212
* Tenet Healthcare Corp.	3,300	196
* Alnylam Pharmaceuticals Inc.	2,500	195
* Community Health Systems Inc.	3,500	192
* BioMarin Pharmaceutical Inc.	2,600	188
* Salix Pharmaceuticals Ltd.	1,200	187
* Charles River Laboratories International Inc.	3,100	185
* Cerner Corp.	3,100	185
* Premier Inc. Class A	5,600	184
* Edwards Lifesciences Corp.	1,800	184
* Centene Corp.	2,200	182
* VCA Inc.	4,500	177
* Veeva Systems Inc. Class A	6,200	175
* LifePoint Hospitals Inc.	2,500	173
* Quintiles Transnational Holdings Inc.	3,100	173
* athenahealth Inc.	1,300	171
* Illumina Inc.	1,000	164
* Jazz Pharmaceuticals plc	1,000	161
* Bio-Rad Laboratories Inc. Class A	1,400	159
* Seattle Genetics Inc.	4,200	156
* Alere Inc.	4,000	155
* MEDNAX Inc.	2,800	154
* Cubist Pharmaceuticals Inc.	2,300	153
* Catamaran Corp.	3,600	152
* Align Technology Inc.	2,900	150
* Covance Inc.	1,900	150
* Envision Healthcare Holdings Inc.	4,300	149
* Hologic Inc.	6,100	148
* Sirona Dental Systems Inc.	1,900	146
* Alkermes plc	3,300	141
* IDEXX Laboratories Inc.	1,200	141

* Allscripts Healthcare Solutions Inc.	9,900	133
		796,248
Materials & Processing (4.3%)
LyondellBasell Industries NV Class A	132,900	14,441
Praxair Inc.	103,500	13,352
Precision Castparts Corp.	55,700	13,194
Ecolab Inc.	105,638	12,130
EI du Pont de Nemours & Co.	160,300	11,503
Dow Chemical Co.	191,940	10,065
Monsanto Co.	87,134	9,804
Freeport-McMoRan Inc.	299,807	9,789
Sigma-Aldrich Corp.	65,500	8,909
CF Industries Holdings Inc.	31,660	8,840
Sherwin-Williams Co.	40,131	8,788
Nucor Corp.	129,600	7,035
Newmont Mining Corp.	278,068	6,410
Ball Corp.	100,000	6,327
Celanese Corp. Class A	99,111	5,800
Fastenal Co.	126,000	5,657
United States Steel Corp.	136,500	5,347
Vulcan Materials Co.	88,717	5,343
* WR Grace & Co.	57,689	5,246
FMC Corp.	91,100	5,210
Valspar Corp.	65,700	5,190
Martin Marietta Materials Inc.	40,200	5,183
* Crown Holdings Inc.	111,000	4,942
Airgas Inc.	43,400	4,802
Rockwood Holdings Inc.	62,760	4,798
Westlake Chemical Corp.	54,608	4,729
Cytec Industries Inc.	94,800	4,483
Sealed Air Corp.	122,572	4,275
* Owens-Illinois Inc.	162,280	4,227
* Tahoe Resources Inc.	193,851	3,935
Albemarle Corp.	63,000	3,711
Valmont Industries Inc.	25,537	3,446
Owens Corning	104,987	3,333
Reliance Steel & Aluminum Co.	46,300	3,167
Mosaic Co.	68,100	3,024
Eastman Chemical Co.	35,507	2,872
Scotts Miracle-Gro Co. Class A	51,099	2,810
Lennox International Inc.	35,090	2,697
* USG Corp.	71,300	1,960
Allegheny Technologies Inc.	50,100	1,859
International Paper Co.	35,900	1,714
Packaging Corp. of America	26,600	1,698
Royal Gold Inc.	21,768	1,414
* Platform Specialty Products Corp.	46,899	1,173
Southern Copper Corp.	39,524	1,172
Air Products & Chemicals Inc.	5,700	742
* MRC Global Inc.	23,481	548
* Armstrong World Industries Inc.	2,700	151
* Hexcel Corp.	3,700	147
* Veritiv Corp.	686	34
Cliffs Natural Resources Inc.	261	3
		257,429

Producer Durables (11.0%)
General Electric Co.	2,674,769	68,528
Boeing Co.	236,770	30,160
United Technologies Corp.	280,100	29,579
Union Pacific Corp.	262,428	28,452
3M Co.	154,200	21,847
FedEx Corp.	116,000	18,728
Danaher Corp.	219,500	16,678
General Dynamics Corp.	121,400	15,429
United Parcel Service Inc. Class B	147,300	14,478
Norfolk Southern Corp.	121,650	13,576
Honeywell International Inc.	140,800	13,111
Caterpillar Inc.	128,820	12,757
Delta Air Lines Inc.	351,400	12,703
CSX Corp.	389,800	12,497
Illinois Tool Works Inc.	141,200	11,920
Southwest Airlines Co.	317,337	10,716
Cummins Inc.	75,400	9,951
Northrop Grumman Corp.	72,268	9,522
Agilent Technologies Inc.	156,606	8,923
Emerson Electric Co.	142,400	8,911
Raytheon Co.	80,915	8,223
* United Continental Holdings Inc.	173,800	8,132
PACCAR Inc.	142,910	8,128
Accenture plc Class A	97,213	7,905
Parker-Hannifin Corp.	67,500	7,705
Xerox Corp.	577,604	7,642
Roper Industries Inc.	49,700	7,271
Deere & Co.	82,916	6,798
WW Grainger Inc.	27,000	6,795
Waste Management Inc.	140,297	6,668
L-3 Communications Holdings Inc.	54,000	6,422
AMETEK Inc.	127,475	6,401
Flowserve Corp.	87,550	6,174
* Verisk Analytics Inc. Class A	99,105	6,035
Textron Inc.	165,420	5,953
* Stericycle Inc.	49,808	5,806
Wabtec Corp.	71,600	5,802
Pall Corp.	69,300	5,800
Rockwell Collins Inc.	73,700	5,785
* Quanta Services Inc.	156,048	5,663
Lockheed Martin Corp.	30,830	5,635
* Mettler-Toledo International Inc.	21,600	5,532
Expeditors International of Washington Inc.	133,861	5,432
Fluor Corp.	81,200	5,423
Huntington Ingalls Industries Inc.	52,000	5,419
* Waters Corp.	53,150	5,268
IDEX Corp.	71,845	5,199
JB Hunt Transport Services Inc.	68,896	5,102
Cintas Corp.	70,766	4,995
* Jacobs Engineering Group Inc.	98,466	4,807
Carlisle Cos. Inc.	56,500	4,541
FLIR Systems Inc.	141,500	4,435
* AECOM Technology Corp.	128,801	4,347
Landstar System Inc.	59,989	4,331
Robert Half International Inc.	87,500	4,288
Alliant Techsystems Inc.	33,100	4,225

Donaldson Co. Inc.	103,200	4,193
TransDigm Group Inc.	21,334	3,933
Toro Co.	66,100	3,915
Automatic Data Processing Inc.	47,100	3,913
Manpowergroup Inc.	54,600	3,827
* Zebra Technologies Corp.	53,557	3,801
* HD Supply Holdings Inc.	137,450	3,747
Oshkosh Corp.	80,757	3,565
MSC Industrial Direct Co. Inc. Class A	41,700	3,564
SPX Corp.	37,400	3,513
Terex Corp.	108,966	3,462
Towers Watson & Co. Class A	33,200	3,303
Xylem Inc.	87,100	3,091
Joy Global Inc.	52,500	2,863
* Copart Inc.	88,600	2,775
Stanley Black & Decker Inc.	26,745	2,375
Lexmark International Inc. Class A	50,300	2,138
Graco Inc.	27,658	2,018
ITT Corp.	43,550	1,957
Allison Transmission Holdings Inc.	68,285	1,945
Eaton Corp. plc	29,894	1,894
Manitowoc Co. Inc.	79,638	1,868
Exelis Inc.	87,100	1,441
* Navistar International Corp.	36,334	1,196
Iron Mountain Inc.	26,946	880
Republic Services Inc. Class A	19,512	761
Ryder System Inc.	7,800	702
ADT Corp.	15,050	534
KBR Inc.	26,449	498
AGCO Corp.	10,600	482
Pentair plc	6,070	398
Babcock & Wilcox Co.	10,920	302
* Old Dominion Freight Line Inc.	2,500	177
* Spirit AeroSystems Holdings Inc. Class A	4,500	171
* United Rentals Inc.	1,500	167
* Spirit Airlines Inc.	2,400	166
* CoStar Group Inc.	1,000	156
* Kirby Corp.	1,300	153
CH Robinson Worldwide Inc.	2,249	149
* Genpact Ltd.	9,100	149
Foster Wheeler AG	4,600	145
* B/E Aerospace Inc.	1,700	143
* IHS Inc. Class A	1,100	138
* Genesee & Wyoming Inc. Class A	1,400	133
* WESCO International Inc.	1,700	133
* Clean Harbors Inc.	2,400	129
* Trimble Navigation Ltd.	4,200	128
* Colfax Corp.	2,000	114
Copa Holdings SA Class A	1,000	107
* Vectrus Inc.	4,838	95
* Middleby Corp.	800	71
		660,031
Technology (16.8%)
Apple Inc.	1,821,360	183,502
Microsoft Corp.	2,269,478	105,213
International Business Machines Corp.	300,858	57,112
* Google Inc. Class A	88,938	52,332

* Google Inc. Class C	89,998	51,961
* Facebook Inc. Class A	637,517	50,389
Intel Corp.	1,266,085	44,085
Oracle Corp.	1,060,834	40,609
QUALCOMM Inc.	472,620	35,338
Cisco Systems Inc.	1,395,220	35,118
EMC Corp.	731,900	21,415
Texas Instruments Inc.	389,800	18,590
* Yahoo! Inc.	380,920	15,523
* Adobe Systems Inc.	199,900	13,831
Hewlett-Packard Co.	365,623	12,969
* Micron Technology Inc.	374,419	12,828
* Cognizant Technology Solutions Corp. Class A	250,394	11,210
Intuit Inc.	126,660	11,102
Broadcom Corp. Class A	255,750	10,337
Western Digital Corp.	98,400	9,576
* salesforce.com inc	161,191	9,273
Corning Inc.	478,200	9,248
Amphenol Corp. Class A	79,800	7,969
* SBA Communications Corp. Class A	71,003	7,874
NetApp Inc.	181,663	7,804
Symantec Corp.	316,351	7,437
Applied Materials Inc.	335,600	7,252
Lam Research Corp.	96,945	7,242
KLA-Tencor Corp.	90,600	7,137
* Autodesk Inc.	129,388	7,129
* Citrix Systems Inc.	91,756	6,546
Juniper Networks Inc.	289,429	6,411
NVIDIA Corp.	329,244	6,075
Altera Corp.	164,935	5,901
Analog Devices Inc.	118,166	5,848
Brocade Communications Systems Inc.	532,900	5,793
Linear Technology Corp.	124,200	5,513
* VeriFone Systems Inc.	145,152	4,990
* Arrow Electronics Inc.	89,700	4,965
Computer Sciences Corp.	78,900	4,825
* NCR Corp.	138,734	4,635
Avnet Inc.	108,600	4,507
* Synopsys Inc.	113,190	4,493
* Cadence Design Systems Inc.	254,660	4,383
Motorola Solutions Inc.	69,204	4,379
* AOL Inc.	96,440	4,335
Teradyne Inc.	215,545	4,179
* Ingram Micro Inc.	148,402	3,830
* Tech Data Corp.	62,310	3,668
DST Systems Inc.	42,800	3,592
Solera Holdings Inc.	63,396	3,573
* Teradata Corp.	84,664	3,549
CA Inc.	113,266	3,165
Activision Blizzard Inc.	149,500	3,108
Xilinx Inc.	71,336	3,021
* FireEye Inc.	97,800	2,989
* Rovi Corp.	141,500	2,794
* Zynga Inc. Class A	950,300	2,566
* Atmel Corp.	265,500	2,145
IAC/InterActiveCorp	24,515	1,616
Microchip Technology Inc.	31,400	1,483

* SunEdison Inc.	38,500	727
* VeriSign Inc.	10,305	568
Amdocs Ltd.	12,000	551
Skyworks Solutions Inc.	5,200	302
Harris Corp.	4,300	286
* Concur Technologies Inc.	1,900	241
* Twitter Inc.	4,400	227
Avago Technologies Ltd. Class A	2,400	209
* LinkedIn Corp. Class A	1,000	208
* TIBCO Software Inc.	8,700	206
* Palo Alto Networks Inc.	2,000	196
* SolarWinds Inc.	4,500	189
* NetSuite Inc.	2,100	188
* Fortinet Inc.	7,300	184
* Splunk Inc.	3,300	183
* Tableau Software Inc. Class A	2,500	182
* Red Hat Inc.	3,200	180
* VMware Inc. Class A	1,900	178
* IMS Health Holdings Inc.	6,700	176
* Electronic Arts Inc.	4,900	175
* ANSYS Inc.	2,300	174
* PTC Inc.	4,700	173
* ServiceNow Inc.	2,900	170
* Equinix Inc.	800	170
* Gartner Inc.	2,300	169
* F5 Networks Inc.	1,400	166
* JDS Uniphase Corp.	12,900	165
* Workday Inc. Class A	2,000	165
* Informatica Corp.	4,800	164
* Akamai Technologies Inc.	2,700	161
* Groupon Inc. Class A	24,100	161
* IPG Photonics Corp.	2,300	158
* Stratasys Ltd.	1,300	157
* ON Semiconductor Corp.	17,500	156
* CommScope Holding Co. Inc.	6,500	155
* Dolby Laboratories Inc. Class A	3,700	155
* Yelp Inc. Class A	2,200	150
Sabre Corp.	8,100	145
* Riverbed Technology Inc.	7,800	145
* Rackspace Hosting Inc.	4,400	143
* EchoStar Corp. Class A	2,900	141
* Nuance Communications Inc.	9,000	139
* Advanced Micro Devices Inc.	39,800	136
* Cree Inc.	3,300	135
* ARRIS Group Inc.	4,700	133
* Freescale Semiconductor Ltd.	6,700	131
* Knowles Corp.	4,900	130
* 3D Systems Corp.	2,800	130
		1,009,915
Utilities (4.8%)
Verizon Communications Inc.	1,019,704	50,975
AT&T Inc.	1,287,804	45,382
NextEra Energy Inc.	162,407	15,247
Sempra Energy	100,336	10,573
Dominion Resources Inc.	124,550	8,605
Duke Energy Corp.	111,730	8,354
Edison International	140,100	7,834

	NiSource Inc.		171,898	7,044
*	Level 3 Communications Inc.		145,470	6,652
	PG&E Corp.		145,600	6,558
	Northeast Utilities		142,899	6,330
	NRG Energy Inc.		203,906	6,215
*	Calpine Corp.		267,480	5,804
	Wisconsin Energy Corp.		128,884	5,542
	Southern Co.		124,900	5,452
*	T-Mobile US Inc.		184,517	5,327
	CenterPoint Energy Inc.		217,600	5,325
	OGE Energy Corp.		141,200	5,240
	American Water Works Co. Inc.		108,408	5,229
*	tw telecom Inc. Class A		120,000	4,993
	CMS Energy Corp.		164,986	4,894
	ITC Holdings Corp.		134,079	4,777
	MDU Resources Group Inc.		156,150	4,343
	Aqua America Inc.		183,828	4,326
	National Fuel Gas Co.		59,025	4,131
	Energen Corp.		56,300	4,067
	SCANA Corp.		80,500	3,994
	Integrys Energy Group Inc.		61,481	3,985
	AES Corp.		264,681	3,753
	UGI Corp.		102,259	3,486
	American Electric Power Co. Inc.		60,600	3,164
*	Sprint Corp.		476,784	3,023
	Exelon Corp.		79,200	2,700
	Questar Corp.		115,800	2,581
	Consolidated Edison Inc.		44,100	2,499
	Telephone & Data Systems Inc.		97,462	2,335
	CenturyLink Inc.		56,364	2,305
*	United States Cellular Corp.		49,400	1,753
	Entergy Corp.		15,600	1,206
	FirstEnergy Corp.		2,963	100
	Frontier Communications Corp.		5	—
				286,103
Total Common Stocks (Cost $3,019,915)				6,003,146
		Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund (Cost
	$6,891)	0.109%	6,890,603	6,891
Total Investments (100.1%) (Cost $3,026,806)				6,010,037
Other Assets and Liabilities-Net (-0.1%)				(6,955)
Net Assets (100%)				6,003,082
*	Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Tax-Managed Capital Appreciation Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2014, the cost of investment securities for tax purposes was $3,027,065,000. Net unrealized appreciation of investment securities for tax purposes was $2,982,972,000, consisting of unrealized gains of $2,991,208,000 on securities that had risen in value since their purchase and $8,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (47.7%)
Consumer Discretionary (6.7%)
Walt Disney Co.	75,766	6,745
Comcast Corp. Class A	95,845	5,155
Wal-Mart Stores Inc.	67,049	5,127
* Amazon.com Inc.	15,582	5,024
Home Depot Inc.	50,799	4,660
McDonald's Corp.	41,174	3,904
* eBay Inc.	60,444	3,423
Twenty-First Century Fox Inc. Class A	90,751	3,112
NIKE Inc. Class B	33,094	2,952
* Priceline Group Inc.	2,488	2,883
Costco Wholesale Corp.	21,617	2,709
Time Warner Inc.	35,596	2,677
Ford Motor Co.	169,000	2,499
Lowe's Cos. Inc.	44,915	2,377
Starbucks Corp.	31,063	2,344
* DIRECTV	24,218	2,095
TJX Cos. Inc.	34,586	2,046
CBS Corp. Class B	27,513	1,472
Target Corp.	22,045	1,382
Viacom Inc. Class B	17,927	1,379
General Motors Co.	40,900	1,306
Yum! Brands Inc.	17,905	1,289
* Dollar General Corp.	19,800	1,210
Macy's Inc.	20,494	1,192
Johnson Controls Inc.	27,000	1,188
Time Warner Cable Inc.	8,243	1,183
Estee Lauder Cos. Inc. Class A	15,118	1,130
Marriott International Inc. Class A	15,783	1,103
* AutoZone Inc.	2,141	1,091
Ross Stores Inc.	14,104	1,066
* O'Reilly Automotive Inc.	6,662	1,002
Starwood Hotels & Resorts Worldwide Inc.	11,507	957
* DISH Network Corp. Class A	14,705	950
Harley-Davidson Inc.	15,490	901
Royal Caribbean Cruises Ltd.	13,147	885
Expedia Inc.	10,091	884
BorgWarner Inc.	16,652	876
PVH Corp.	7,083	858
Hanesbrands Inc.	7,900	849
Signet Jewelers Ltd.	7,200	820
Ralph Lauren Corp. Class A	4,973	819
Advance Auto Parts Inc.	6,264	816
Newell Rubbermaid Inc.	23,618	813
Polaris Industries Inc.	5,300	794
Tractor Supply Co.	12,514	770
* Jarden Corp.	12,338	742
Gap Inc.	17,685	737
* Dollar Tree Inc.	12,588	706
Fortune Brands Home & Security Inc.	17,125	704

PetSmart Inc.	10,024	703
Kohl's Corp.	11,385	695
* News Corp. Class A	42,437	694
Lennar Corp. Class A	17,823	692
Lear Corp.	8,000	691
* Bed Bath & Beyond Inc.	10,400	685
Scripps Networks Interactive Inc. Class A	8,668	677
Carnival Corp.	16,650	669
* Michael Kors Holdings Ltd.	9,200	657
* Liberty Media Corp.	13,608	639
Harman International Industries Inc.	6,507	638
* TRW Automotive Holdings Corp.	6,200	628
* WABCO Holdings Inc.	6,896	627
* NVR Inc.	530	599
Service Corp. International	27,800	588
DR Horton Inc.	28,522	585
* TripAdvisor Inc.	6,391	584
Wyndham Worldwide Corp.	7,100	577
* Starz	17,104	566
* Hertz Global Holdings Inc.	21,700	551
Dillard's Inc. Class A	5,013	546
CST Brands Inc.	15,166	545
Burger King Worldwide Inc.	17,700	525
Thor Industries Inc.	9,800	505
Domino's Pizza Inc.	6,400	493
Brinker International Inc.	9,637	489
Aaron's Inc.	19,411	472
Big Lots Inc.	10,700	461
John Wiley & Sons Inc. Class A	7,818	439
Coach Inc.	11,520	410
* Sirius XM Holdings Inc.	112,200	392
Wendy's Co.	43,670	361
Comcast Corp.	6,476	346
Las Vegas Sands Corp.	5,400	336
DeVry Education Group Inc.	7,800	334
* Liberty Ventures Class A	8,684	330
* Liberty Media Corp. Class A	6,804	321
* Liberty TripAdvisor Holdings Inc. Class A	8,684	294
* JC Penney Co. Inc.	29,300	294
Gentex Corp.	10,743	288
Omnicom Group Inc.	3,800	262
* Discovery Communications Inc. Class A	6,841	259
Dunkin' Brands Group Inc.	5,700	255
* Discovery Communications Inc.	6,841	255
* Panera Bread Co. Class A	1,500	244
* Bally Technologies Inc.	2,800	226
International Game Technology	13,267	224
Family Dollar Stores Inc.	2,666	206
Chico's FAS Inc.	13,300	196
* MGM Resorts International	8,013	183
* Tesla Motors Inc.	700	170
CBS Outdoor Americas Inc.	5,643	169
* Taylor Morrison Home Corp. Class A	9,600	156
* Netflix Inc.	277	125
* Murphy USA Inc.	2,175	115
* Toll Brothers Inc.	3,600	112
* Liberty Interactive Corp. Class A	3,238	92

* Chipotle Mexican Grill Inc. Class A	100	67
* AMC Networks Inc. Class A	1,073	63
* LKQ Corp.	1,900	51
* Hilton Worldwide Holdings Inc.	1,900	47
* Under Armour Inc. Class A	600	41
* Mohawk Industries Inc.	300	40
* Apollo Education Group Inc.	1,600	40
* Visteon Corp.	400	39
* Deckers Outdoor Corp.	400	39
Wynn Resorts Ltd.	200	37
* Norwegian Cruise Line Holdings Ltd.	1,000	36
* Ulta Salon Cosmetics & Fragrance Inc.	300	35
* DreamWorks Animation SKG Inc. Class A	1,300	35
* Tempur Sealy International Inc.	600	34
* Madison Square Garden Co. Class A	500	33
* Avis Budget Group Inc.	600	33
* Sally Beauty Holdings Inc.	1,200	33
* HomeAway Inc.	900	32
* Live Nation Entertainment Inc.	1,300	31
* zulily Inc. Class A	800	30
* Charter Communications Inc. Class A	200	30
* Hyatt Hotels Corp. Class A	500	30
Lamar Advertising Co. Class A	600	30
* Cabela's Inc.	500	29
* Urban Outfitters Inc.	800	29
* Fossil Group Inc.	300	28
* CarMax Inc.	600	28
* AutoNation Inc.	500	25
* Kate Spade & Co.	900	24
* Sears Holdings Corp.	900	23
* Ascena Retail Group Inc.	1,700	23
Lennar Corp. Class B	680	22
* Pandora Media Inc.	900	22
H&R Block Inc.	500	15
Cablevision Systems Corp. Class A	394	7
		116,942
Consumer Staples (3.7%)
Procter & Gamble Co.	108,649	9,098
Coca-Cola Co.	157,164	6,705
PepsiCo Inc.	60,590	5,640
Philip Morris International Inc.	67,594	5,637
CVS Health Corp.	53,692	4,273
Colgate-Palmolive Co.	44,370	2,894
Mondelez International Inc. Class A	82,237	2,818
Altria Group Inc.	55,380	2,544
Walgreen Co.	31,678	1,878
Archer-Daniels-Midland Co.	34,773	1,777
Kroger Co.	29,300	1,524
Keurig Green Mountain Inc.	9,629	1,253
Mead Johnson Nutrition Co.	12,913	1,242
* Constellation Brands Inc. Class A	11,587	1,010
* Monster Beverage Corp.	10,838	993
Bunge Ltd.	11,130	937
Tyson Foods Inc. Class A	23,410	922
Brown-Forman Corp. Class B	10,088	910
Molson Coors Brewing Co. Class B	12,000	893
Hershey Co.	9,000	859

Church & Dwight Co. Inc.	11,655	818
Coca-Cola Enterprises Inc.	18,186	807
JM Smucker Co.	7,951	787
Energizer Holdings Inc.	6,265	772
Kimberly-Clark Corp.	6,972	750
* WhiteWave Foods Co. Class A	20,166	733
Hormel Foods Corp.	14,092	724
McCormick & Co. Inc.	10,547	706
Safeway Inc.	20,134	691
Dr Pepper Snapple Group Inc.	10,632	684
Ingredion Inc.	8,486	643
Whole Foods Market Inc.	13,600	518
Clorox Co.	3,100	298
* Pilgrim's Pride Corp.	9,500	290
Herbalife Ltd.	6,627	290
General Mills Inc.	5,114	258
Kraft Foods Group Inc.	3,659	206
* Hain Celestial Group Inc.	500	51
* Sprouts Farmers Market Inc.	1,400	41
		63,874
Energy (4.4%)
Exxon Mobil Corp.	173,315	16,300
Chevron Corp.	70,832	8,452
Schlumberger Ltd.	42,067	4,278
ConocoPhillips	35,092	2,685
Halliburton Co.	41,325	2,666
EOG Resources Inc.	26,756	2,649
Anadarko Petroleum Corp.	23,090	2,342
Phillips 66	26,406	2,147
Occidental Petroleum Corp.	20,404	1,962
Apache Corp.	17,714	1,663
Pioneer Natural Resources Co.	8,069	1,589
Devon Energy Corp.	21,257	1,449
Hess Corp.	15,004	1,415
Noble Energy Inc.	19,798	1,353
Marathon Petroleum Corp.	15,341	1,299
Cabot Oil & Gas Corp.	30,704	1,004
* Concho Resources Inc.	8,000	1,003
* Cameron International Corp.	15,052	999
EQT Corp.	10,897	998
Baker Hughes Inc.	14,950	973
* FMC Technologies Inc.	17,486	950
* Cheniere Energy Inc.	11,600	928
Range Resources Corp.	13,146	891
Cimarex Energy Co.	6,976	883
ONEOK Inc.	13,384	877
* Whiting Petroleum Corp.	10,400	807
Helmerich & Payne Inc.	7,915	775
CONSOL Energy Inc.	20,305	769
* Dresser-Rand Group Inc.	8,922	734
Nabors Industries Ltd.	31,390	715
* Continental Resources Inc.	10,328	687
Superior Energy Services Inc.	19,921	655
QEP Resources Inc.	20,925	644
SM Energy Co.	8,172	637
Patterson-UTI Energy Inc.	19,302	628
National Oilwell Varco Inc.	7,929	603

* First Solar Inc.	9,000	592
* Ultra Petroleum Corp.	24,600	572
HollyFrontier Corp.	12,492	546
Valero Energy Corp.	11,600	537
World Fuel Services Corp.	13,400	535
* SolarCity Corp.	8,800	525
Williams Cos. Inc.	9,020	499
* EP Energy Corp. Class A	26,400	462
* Newfield Exploration Co.	11,827	438
* Dril-Quip Inc.	4,800	429
Denbury Resources Inc.	27,000	406
* Oil States International Inc.	6,498	402
Murphy Oil Corp.	6,700	381
Marathon Oil Corp.	8,482	319
Chesapeake Energy Corp.	11,500	264
* Cobalt International Energy Inc.	18,300	249
Rowan Cos. plc Class A	9,383	238
* Southwestern Energy Co.	5,531	193
* Kosmos Energy Ltd.	17,400	173
* NOW Inc.	2,882	88
* Athlon Energy Inc.	600	35
* Unit Corp.	500	29
* WPX Energy Inc.	1,200	29
* SunPower Corp. Class A	800	27
Kinder Morgan Inc.	700	27
* Atwood Oceanics Inc.	600	26
* Rice Energy Inc.	900	24
* Antero Resources Corp.	400	22
* Gulfport Energy Corp.	400	21
* Oasis Petroleum Inc.	500	21
* Laredo Petroleum Inc.	900	20
* Seventy Seven Energy Inc.	321	8
Peabody Energy Corp.	9	—
		77,546
Financial Services (8.9%)
* Berkshire Hathaway Inc. Class B	78,777	10,882
Wells Fargo & Co.	173,359	8,992
JPMorgan Chase & Co.	135,801	8,181
Citigroup Inc.	133,743	6,931
Bank of America Corp.	378,517	6,454
Visa Inc. Class A	22,574	4,817
American International Group Inc.	67,700	3,657
MasterCard Inc. Class A	47,200	3,489
Goldman Sachs Group Inc.	18,185	3,338
American Express Co.	37,459	3,279
Morgan Stanley	67,560	2,336
Simon Property Group Inc.	14,178	2,331
American Tower Corporation	20,973	1,964
US Bancorp	46,300	1,937
Capital One Financial Corp.	22,592	1,844
Charles Schwab Corp.	54,305	1,596
Discover Financial Services	24,229	1,560
Crown Castle International Corp.	19,267	1,552
Aon plc	17,100	1,499
Allstate Corp.	21,800	1,338
Ameriprise Financial Inc.	10,680	1,318
Franklin Resources Inc.	23,675	1,293

Public Storage	7,372	1,223
Vornado Realty Trust	12,000	1,200
Moody's Corp.	12,400	1,172
Boston Properties Inc.	9,981	1,155
T. Rowe Price Group Inc.	14,000	1,098
* Fiserv Inc.	16,942	1,095
SunTrust Banks Inc.	28,729	1,093
Weyerhaeuser Co.	34,166	1,089
PNC Financial Services Group Inc.	12,500	1,070
Fidelity National Information Services Inc.	18,881	1,063
Hartford Financial Services Group Inc.	27,900	1,039
Lincoln National Corp.	18,630	998
Host Hotels & Resorts Inc.	46,699	996
Travelers Cos. Inc.	10,589	995
Essex Property Trust Inc.	5,473	978
Loews Corp.	23,416	976
General Growth Properties Inc.	41,400	975
State Street Corp.	13,069	962
Regions Financial Corp.	95,515	959
Intercontinental Exchange Inc.	4,771	931
* Alliance Data Systems Corp.	3,637	903
KeyCorp	67,018	893
Progressive Corp.	33,697	852
MetLife Inc.	15,840	851
* Affiliated Managers Group Inc.	4,084	818
SL Green Realty Corp.	8,059	817
CIT Group Inc.	17,100	786
Comerica Inc.	15,700	783
* E*TRADE Financial Corp.	34,200	773
* CBRE Group Inc. Class A	25,973	772
Fifth Third Bancorp	38,275	766
Federal Realty Investment Trust	6,419	760
Legg Mason Inc.	14,354	734
TD Ameritrade Holding Corp.	21,961	733
* Markel Corp.	1,151	732
* Arch Capital Group Ltd.	13,250	725
* Howard Hughes Corp.	4,800	720
Unum Group	20,827	716
Equifax Inc.	9,558	714
First Republic Bank	14,400	711
Torchmark Corp.	13,422	703
Equity Residential	10,950	674
* Alleghany Corp.	1,609	673
Zions Bancorporation	22,851	664
* SVB Financial Group	5,900	661
Jones Lang LaSalle Inc.	5,212	658
Voya Financial Inc.	16,700	653
* MSCI Inc. Class A	13,834	650
Lazard Ltd. Class A	12,825	650
* Signature Bank	5,800	650
Reinsurance Group of America Inc. Class A	8,070	647
Global Payments Inc.	9,114	637
Everest Re Group Ltd.	3,900	632
WR Berkley Corp.	13,143	628
Taubman Centers Inc.	8,500	620
Bank of New York Mellon Corp.	15,832	613
Raymond James Financial Inc.	11,434	613

Assurant Inc.	9,500	611
Extra Space Storage Inc.	11,700	603
White Mountains Insurance Group Ltd.	938	591
RenaissanceRe Holdings Ltd.	5,898	590
NASDAQ OMX Group Inc.	13,673	580
Apartment Investment & Management Co. Class A	18,176	578
Douglas Emmett Inc.	22,334	573
SEI Investments Co.	15,847	573
East West Bancorp Inc.	16,769	570
Equity Lifestyle Properties Inc.	13,400	568
City National Corp.	7,400	560
* Forest City Enterprises Inc. Class A	28,413	556
Commerce Bancshares Inc.	12,313	550
Chubb Corp.	6,000	546
Tanger Factory Outlet Centers Inc.	16,700	546
StanCorp Financial Group Inc.	8,600	543
* Popular Inc.	18,300	539
First Horizon National Corp.	43,840	538
American Homes 4 Rent Class A	31,300	529
FactSet Research Systems Inc.	4,299	522
TCF Financial Corp.	33,600	522
Aflac Inc.	8,800	513
Associated Banc-Corp	29,327	511
Total System Services Inc.	16,500	511
BlackRock Inc.	1,542	506
Post Properties Inc.	9,800	503
HCC Insurance Holdings Inc.	10,264	496
Huntington Bancshares Inc.	50,700	493
Allied World Assurance Co. Holdings AG	13,344	492
Brown & Brown Inc.	15,261	491
Washington Prime Group Inc.	27,989	489
DDR Corp.	29,107	487
Prudential Financial Inc.	5,512	485
TFS Financial Corp.	33,500	480
* Nationstar Mortgage Holdings Inc.	14,000	479
* MBIA Inc.	51,675	474
LPL Financial Holdings Inc.	10,200	470
AvalonBay Communities Inc.	3,200	451
Synovus Financial Corp.	18,742	443
Leucadia National Corp.	17,933	428
Brixmor Property Group Inc.	19,000	423
McGraw Hill Financial Inc.	4,600	388
Assured Guaranty Ltd.	16,594	368
Morningstar Inc.	5,028	341
Artisan Partners Asset Management Inc. Class A	6,400	333
CNA Financial Corp.	8,693	331
Hanover Insurance Group Inc.	5,014	308
Dun & Bradstreet Corp.	2,500	294
HCP Inc.	7,300	290
Retail Properties of America Inc.	19,700	288
* Genworth Financial Inc. Class A	20,900	274
ACE Ltd.	2,600	273
BOK Financial Corp.	4,040	269
CME Group Inc.	2,895	231
ProAssurance Corp.	5,000	220
BB&T Corp.	5,800	216
Annaly Capital Management Inc.	19,500	208

Health Care REIT Inc.	2,300	143
Prologis Inc.	3,600	136
CBOE Holdings Inc.	2,400	128
Ventas Inc.	1,700	105
FNF Group	3,247	90
Hospitality Properties Trust	3,122	84
Navient Corp.	2,200	39
* Ally Financial Inc.	1,600	37
Santander Consumer USA Holdings Inc.	1,800	32
* Ocwen Financial Corp.	1,200	31
* FleetCor Technologies Inc.	200	28
Gaming and Leisure Properties Inc.	900	28
* Vantiv Inc. Class A	900	28
* CoreLogic Inc.	1,000	27
Interactive Brokers Group Inc.	1,000	25
* Zillow Inc. Class A	200	23
* Realogy Holdings Corp.	600	22
Cullen/Frost Bankers Inc.	200	15
* FNFV Group	1,082	15
People's United Financial Inc.	400	6
		155,327
Health Care (6.3%)
Johnson & Johnson	109,844	11,708
* Gilead Sciences Inc.	67,502	7,186
Pfizer Inc.	225,287	6,662
Merck & Co. Inc.	105,821	6,273
Amgen Inc.	33,955	4,769
* Biogen Idec Inc.	11,101	3,672
* Celgene Corp.	37,824	3,585
UnitedHealth Group Inc.	40,213	3,468
* Actavis plc	12,305	2,969
* Express Scripts Holding Co.	38,049	2,687
Allergan Inc.	14,809	2,639
AbbVie Inc.	44,600	2,576
Thermo Fisher Scientific Inc.	19,867	2,418
Bristol-Myers Squibb Co.	46,360	2,373
McKesson Corp.	11,736	2,285
Abbott Laboratories	54,800	2,279
* Alexion Pharmaceuticals Inc.	10,786	1,789
* Regeneron Pharmaceuticals Inc.	4,540	1,637
* Vertex Pharmaceuticals Inc.	14,400	1,617
Aetna Inc.	19,955	1,616
Medtronic Inc.	24,800	1,536
Covidien plc	16,600	1,436
Cigna Corp.	15,762	1,429
WellPoint Inc.	11,926	1,427
Eli Lilly & Co.	21,500	1,394
* Illumina Inc.	8,400	1,377
Stryker Corp.	16,749	1,352
* HCA Holdings Inc.	19,144	1,350
Humana Inc.	9,700	1,264
* Mylan Inc.	24,656	1,122
AmerisourceBergen Corp. Class A	14,506	1,121
Zimmer Holdings Inc.	10,870	1,093
* DaVita HealthCare Partners Inc.	12,800	936
Zoetis Inc.	25,280	934
CR Bard Inc.	6,165	880

* Endo International plc	12,869	879
* Mallinckrodt plc	9,675	872
Universal Health Services Inc. Class B	8,117	848
St. Jude Medical Inc.	13,835	832
* CareFusion Corp.	17,695	801
* Hospira Inc.	15,060	784
* Laboratory Corp. of America Holdings	7,391	752
Cooper Cos. Inc.	4,784	745
* Intuitive Surgical Inc.	1,590	734
DENTSPLY International Inc.	15,183	692
Omnicare Inc.	10,893	678
* Tenet Healthcare Corp.	10,925	649
Baxter International Inc.	8,900	639
* QIAGEN NV	27,900	635
Perrigo Co. plc	4,100	616
PerkinElmer Inc.	13,600	593
Techne Corp.	6,200	580
* Quintiles Transnational Holdings Inc.	9,800	547
Cardinal Health Inc.	7,245	543
Hill-Rom Holdings Inc.	12,222	506
* Varian Medical Systems Inc.	6,100	489
Quest Diagnostics Inc.	8,019	487
* Cerner Corp.	8,010	477
Patterson Cos. Inc.	9,300	385
* Charles River Laboratories International Inc.	5,300	317
* Bio-Rad Laboratories Inc. Class A	2,300	261
Becton Dickinson and Co.	1,884	214
* Edwards Lifesciences Corp.	1,319	135
* Intercept Pharmaceuticals Inc.	450	107
* Jazz Pharmaceuticals plc	300	48
* Salix Pharmaceuticals Ltd.	300	47
* United Therapeutics Corp.	300	39
* Veeva Systems Inc. Class A	1,300	37
* Pharmacyclics Inc.	300	35
* Centene Corp.	400	33
* Community Health Systems Inc.	600	33
* Health Net Inc.	700	32
* VCA Inc.	800	31
* Alnylam Pharmaceuticals Inc.	400	31
* Alere Inc.	800	31
* Align Technology Inc.	600	31
* Sirona Dental Systems Inc.	400	31
* Medivation Inc.	300	30
* Premier Inc. Class A	900	30
* Catamaran Corp.	700	29
* Hologic Inc.	1,200	29
* BioMarin Pharmaceutical Inc.	400	29
* Boston Scientific Corp.	2,400	28
* Envision Healthcare Holdings Inc.	800	28
* LifePoint Hospitals Inc.	400	28
* MEDNAX Inc.	500	27
* Myriad Genetics Inc.	700	27
* Cubist Pharmaceuticals Inc.	400	27
* athenahealth Inc.	200	26
* Brookdale Senior Living Inc.	800	26
* Allscripts Healthcare Solutions Inc.	1,900	25
* Incyte Corp.	500	25

* Covance Inc.	300	24
* IDEXX Laboratories Inc.	200	24
* Henry Schein Inc.	200	23
* Seattle Genetics Inc.	600	22
* Alkermes plc	500	21
		110,643
Materials & Processing (2.1%)
Monsanto Co.	21,608	2,431
Precision Castparts Corp.	7,752	1,836
Ecolab Inc.	14,600	1,677
EI du Pont de Nemours & Co.	20,528	1,473
LyondellBasell Industries NV Class A	13,538	1,471
Dow Chemical Co.	26,400	1,384
Sherwin-Williams Co.	5,500	1,204
Sigma-Aldrich Corp.	8,780	1,194
CF Industries Holdings Inc.	3,912	1,092
Praxair Inc.	7,300	942
PPG Industries Inc.	4,500	885
Newmont Mining Corp.	38,354	884
United States Steel Corp.	22,282	873
Ingersoll-Rand plc	15,400	868
Eastman Chemical Co.	10,040	812
Ball Corp.	12,418	786
Vulcan Materials Co.	12,434	749
Celanese Corp. Class A	12,240	716
* WR Grace & Co.	7,800	709
* Crown Holdings Inc.	15,341	683
Westlake Chemical Corp.	7,800	675
Eagle Materials Inc.	6,500	662
Ashland Inc.	6,198	645
Freeport-McMoRan Inc.	19,369	632
Valspar Corp.	8,000	632
Airgas Inc.	5,519	611
* Hexcel Corp.	15,000	596
* Owens-Illinois Inc.	22,600	589
Valmont Industries Inc.	4,311	582
Rock-Tenn Co. Class A	12,000	571
Cytec Industries Inc.	11,766	556
NewMarket Corp.	1,460	556
FMC Corp.	9,598	549
Southern Copper Corp.	18,500	549
Reliance Steel & Aluminum Co.	7,600	520
* MRC Global Inc.	22,200	518
Sealed Air Corp.	14,600	509
Albemarle Corp.	8,600	507
* Tahoe Resources Inc.	24,799	503
* Platform Specialty Products Corp.	18,400	460
* Armstrong World Industries Inc.	7,803	437
Silgan Holdings Inc.	8,842	416
Nucor Corp.	7,400	402
Lennox International Inc.	4,800	369
Scotts Miracle-Gro Co. Class A	5,042	277
Fastenal Co.	5,725	257
International Paper Co.	4,943	236
Martin Marietta Materials Inc.	1,586	205
Air Products & Chemicals Inc.	1,200	156
Mosaic Co.	2,600	115

Owens Corning	3,600	114
Royal Gold Inc.	800	52
* USG Corp.	1,400	39
* Veritiv Corp.	94	5
		37,171
Other (0.0%)
* Synchrony Financial	2,244	55
Producer Durables (5.1%)
General Electric Co.	365,909	9,375
Union Pacific Corp.	38,652	4,191
Honeywell International Inc.	33,000	3,073
United Technologies Corp.	26,576	2,806
Boeing Co.	21,420	2,728
3M Co.	19,200	2,720
FedEx Corp.	14,976	2,418
Danaher Corp.	30,751	2,336
United Parcel Service Inc. Class B	17,400	1,710
Delta Air Lines Inc.	45,400	1,641
Caterpillar Inc.	15,200	1,505
Southwest Airlines Co.	44,257	1,495
Cummins Inc.	9,721	1,283
Accenture plc Class A	15,600	1,269
Agilent Technologies Inc.	21,007	1,197
CSX Corp.	36,200	1,161
* United Continental Holdings Inc.	24,200	1,132
Roper Industries Inc.	7,010	1,025
Raytheon Co.	10,049	1,021
Xerox Corp.	74,955	992
AMETEK Inc.	18,500	929
Kansas City Southern	7,600	921
Trinity Industries Inc.	19,100	892
Textron Inc.	23,311	839
TransDigm Group Inc.	4,510	831
* Verisk Analytics Inc. Class A	13,500	822
Flowserve Corp.	11,613	819
Pall Corp.	9,600	804
Lockheed Martin Corp.	4,303	787
* B/E Aerospace Inc.	9,311	782
* Waters Corp.	7,718	765
Automatic Data Processing Inc.	9,174	762
Wabtec Corp.	9,306	754
Expeditors International of Washington Inc.	18,466	749
* Quanta Services Inc.	20,595	747
WW Grainger Inc.	2,932	738
Emerson Electric Co.	11,700	732
Fluor Corp.	10,658	712
JB Hunt Transport Services Inc.	9,610	712
Robert Half International Inc.	14,100	691
Towers Watson & Co. Class A	6,900	687
* Jacobs Engineering Group Inc.	13,995	683
* Spirit AeroSystems Holdings Inc. Class A	17,600	670
Waste Connections Inc.	13,800	670
Huntington Ingalls Industries Inc.	6,369	664
* Mettler-Toledo International Inc.	2,580	661
Pentair plc	10,087	661
Chicago Bridge & Iron Co. NV	11,288	653
* Stericycle Inc.	5,498	641

Manpowergroup Inc.	9,050	634
ITT Corp.	13,869	623
Nordson Corp.	8,150	620
Allegion plc	12,833	611
Carlisle Cos. Inc.	7,500	603
Cintas Corp.	8,450	596
Landstar System Inc.	8,185	591
Alliant Techsystems Inc.	4,586	585
Ryder System Inc.	6,500	585
Republic Services Inc. Class A	14,710	574
Rockwell Collins Inc.	7,300	573
Toro Co.	9,518	564
Lincoln Electric Holdings Inc.	8,123	562
Triumph Group Inc.	8,600	559
* AECOM Technology Corp.	16,434	555
Air Lease Corp. Class A	16,900	549
Donaldson Co. Inc.	13,286	540
Regal-Beloit Corp.	8,400	540
Manitowoc Co. Inc.	23,000	539
SPX Corp.	5,597	526
Con-way Inc.	10,865	516
CH Robinson Worldwide Inc.	7,611	505
Joy Global Inc.	9,181	501
* Copart Inc.	15,800	495
* WESCO International Inc.	6,119	479
Deere & Co.	5,600	459
MSC Industrial Direct Co. Inc. Class A	5,300	453
National Instruments Corp.	14,511	449
Kennametal Inc.	10,800	446
General Dynamics Corp.	3,491	444
* Navistar International Corp.	13,446	443
Stanley Black & Decker Inc.	4,927	437
Copa Holdings SA Class A	3,938	423
Xylem Inc.	11,339	402
AGCO Corp.	8,737	397
AO Smith Corp.	8,400	397
Babcock & Wilcox Co.	14,319	397
L-3 Communications Holdings Inc.	3,289	391
FLIR Systems Inc.	11,669	366
Oshkosh Corp.	7,547	333
Illinois Tool Works Inc.	3,700	312
Covanta Holding Corp.	14,400	306
Norfolk Southern Corp.	2,700	301
Paychex Inc.	6,600	292
IDEX Corp.	3,529	255
Eaton Corp. plc	3,900	247
Lexmark International Inc. Class A	5,300	225
KBR Inc.	10,782	203
Foster Wheeler AG	5,500	174
* Middleby Corp.	800	71
* Kirby Corp.	400	47
* United Rentals Inc.	400	44
* Spirit Airlines Inc.	600	41
* IHS Inc. Class A	300	38
ADT Corp.	1,000	35
* HD Supply Holdings Inc.	1,300	35
* Old Dominion Freight Line Inc.	500	35

* Colfax Corp.	600	34
* Clean Harbors Inc.	600	32
* CoStar Group Inc.	200	31
* Trimble Navigation Ltd.	1,000	31
* Genesee & Wyoming Inc. Class A	300	29
* Zebra Technologies Corp.	400	28
* Genpact Ltd.	1,700	28
		89,992
Technology (7.9%)
Apple Inc.	238,518	24,031
Microsoft Corp.	314,656	14,587
International Business Machines Corp.	40,047	7,602
* Google Inc. Class A	12,332	7,256
* Google Inc. Class C	12,492	7,212
* Facebook Inc. Class A	87,100	6,884
Intel Corp.	168,900	5,881
Oracle Corp.	144,190	5,520
QUALCOMM Inc.	67,900	5,077
Cisco Systems Inc.	183,415	4,617
EMC Corp.	98,736	2,889
Hewlett-Packard Co.	68,473	2,429
* Yahoo! Inc.	52,366	2,134
* salesforce.com inc	32,912	1,893
* Adobe Systems Inc.	26,796	1,854
* Cognizant Technology Solutions Corp. Class A	34,796	1,558
Intuit Inc.	16,724	1,466
Avago Technologies Ltd. Class A	16,735	1,456
Applied Materials Inc.	65,080	1,406
Corning Inc.	71,577	1,384
Texas Instruments Inc.	28,546	1,361
* Micron Technology Inc.	35,200	1,206
Amphenol Corp. Class A	10,696	1,068
NetApp Inc.	23,771	1,021
Broadcom Corp. Class A	24,543	992
* SBA Communications Corp. Class A	8,811	977
Lam Research Corp.	13,000	971
Western Digital Corp.	9,800	954
* Autodesk Inc.	17,308	954
* Citrix Systems Inc.	12,828	915
Symantec Corp.	38,839	913
Motorola Solutions Inc.	14,167	897
SanDisk Corp.	8,600	842
Activision Blizzard Inc.	40,460	841
Altera Corp.	23,252	832
Computer Sciences Corp.	13,600	832
NVIDIA Corp.	43,500	803
Linear Technology Corp.	17,300	768
Xilinx Inc.	18,129	768
Analog Devices Inc.	15,396	762
Amdocs Ltd.	15,800	725
* Twitter Inc.	13,400	691
* Teradata Corp.	16,236	681
* Synopsys Inc.	16,800	667
Brocade Communications Systems Inc.	61,300	666
Avnet Inc.	15,800	656
* VeriSign Inc.	11,628	641
* Arrow Electronics Inc.	11,100	614

* NCR Corp.	17,600	588
Solera Holdings Inc.	10,390	586
Teradyne Inc.	28,800	558
Skyworks Solutions Inc.	9,300	540
* Atmel Corp.	65,900	532
* Ingram Micro Inc.	20,300	524
DST Systems Inc.	6,230	523
IAC/InterActiveCorp	7,800	514
* Tech Data Corp.	8,000	471
AVX Corp.	25,300	336
Juniper Networks Inc.	9,700	215
Maxim Integrated Products Inc.	5,500	166
* Freescale Semiconductor Ltd.	8,300	162
CA Inc.	5,007	140
* Stratasys Ltd.	400	48
* Palo Alto Networks Inc.	400	39
* Concur Technologies Inc.	300	38
* F5 Networks Inc.	300	36
* IPG Photonics Corp.	500	34
* Dolby Laboratories Inc. Class A	800	33
* JDS Uniphase Corp.	2,600	33
* 3D Systems Corp.	700	32
* AOL Inc.	700	31
* IMS Health Holdings Inc.	1,200	31
* Groupon Inc. Class A	4,600	31
* ON Semiconductor Corp.	3,400	30
* Gartner Inc.	400	29
* EchoStar Corp. Class A	600	29
* CommScope Holding Co. Inc.	1,200	29
* Cree Inc.	700	29
* SunEdison Inc.	1,500	28
* Riverbed Technology Inc.	1,500	28
* Splunk Inc.	500	28
* VeriFone Systems Inc.	800	28
Sabre Corp.	1,500	27
* NetSuite Inc.	300	27
* Knowles Corp.	1,000	27
* TIBCO Software Inc.	1,100	26
* Advanced Micro Devices Inc.	7,600	26
* ARRIS Group Inc.	900	26
* Fortinet Inc.	1,000	25
* SolarWinds Inc.	600	25
* Workday Inc. Class A	300	25
* Akamai Technologies Inc.	400	24
* ServiceNow Inc.	400	24
* Rackspace Hosting Inc.	700	23
* ANSYS Inc.	300	23
* Red Hat Inc.	400	22
* Cadence Design Systems Inc.	1,300	22
* PTC Inc.	600	22
* Tableau Software Inc. Class A	300	22
* Electronic Arts Inc.	600	21
* Equinix Inc.	100	21
* LinkedIn Corp. Class A	100	21
* Informatica Corp.	600	21
* Yelp Inc. Class A	300	21
* Rovi Corp.	1,000	20

* Zynga Inc. Class A			7,300	20
* VMware Inc. Class A			200	19
* FireEye Inc.			600	18
				138,251
Utilities (2.6%)
Verizon Communications Inc.			162,300	8,113
AT&T Inc.			216,766	7,639
Duke Energy Corp.			32,430	2,425
NextEra Energy Inc.			19,597	1,840
Southern Co.			41,900	1,829
Sempra Energy			14,229	1,499
Exelon Corp.			40,100	1,367
Dominion Resources Inc.			17,408	1,203
Edison International			20,508	1,147
PG&E Corp.			24,535	1,105
NiSource Inc.			22,200	910
* Level 3 Communications Inc.			19,400	887
NRG Energy Inc.			28,224	860
AES Corp.			59,869	849
Public Service Enterprise Group Inc.			22,200	827
American Electric Power Co. Inc.			15,300	799
* Calpine Corp.			33,910	736
American Water Works Co. Inc.			14,928	720
* tw telecom Inc. Class A			17,300	720
National Fuel Gas Co.			9,501	665
OGE Energy Corp.			17,786	660
ITC Holdings Corp.			18,510	659
Xcel Energy Inc.			21,000	638
UGI Corp.			18,678	637
Wisconsin Energy Corp.			14,532	625
Energen Corp.			8,230	595
* T-Mobile US Inc.			19,600	566
CMS Energy Corp.			19,027	564
MDU Resources Group Inc.			18,704	520
Aqua America Inc.			21,478	505
Questar Corp.			21,833	487
Alliant Energy Corp.			7,713	427
Telephone & Data Systems Inc.			16,830	403
Consolidated Edison Inc.			6,400	363
* United States Cellular Corp.			9,815	348
AGL Resources Inc.			6,000	308
* Sprint Corp.			33,145	210
				44,655
Total Common Stocks (Cost $448,127)				834,456
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.5%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	581
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	420
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	568

Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	568
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	558
1 Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	297
				2,992
Alaska (0.0%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	573

Arizona (1.3%)
2 Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,654
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	117
1 Arizona COP	5.000%	10/1/18 (4)	500	576
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	555
Arizona School Facilities Board COP	5.500%	9/1/23	500	578
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	583
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	552
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,420
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	575
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	500
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	296
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	962
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,751
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	345
2 Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	518
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	594
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,250
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	860
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	585
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,336
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	2,000	2,090
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,032
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	598
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	560
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	591
				23,478

California (8.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	563
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	889
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	216
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	349
2 Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	756
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	536
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	564
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	576
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,139
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.940%	5/1/23	1,000	993
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,250
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	537
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	558
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	190
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	574
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	690
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	572
California Economic Recovery GO	5.000%	7/1/18	500	579
California Economic Recovery GO	5.000%	7/1/19	500	592
California Economic Recovery GO	5.000%	7/1/20	500	590
California Economic Recovery GO	5.250%	7/1/21	500	593
California Economic Recovery GO	5.000%	7/1/22	500	541
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	615
California GO	5.000%	6/1/15	500	504
California GO	6.000%	2/1/16	500	539
California GO	5.000%	11/1/16	350	384
California GO	5.000%	3/1/17	500	554
California GO	6.000%	4/1/18	500	590
California GO	5.000%	9/1/18	500	546
2 California GO	5.000%	11/1/18 (14)	500	567
2 California GO	5.000%	6/1/19 (14)	500	559
California GO	5.000%	2/1/20	500	592
California GO	5.000%	9/1/21	500	604
California GO	5.000%	10/1/21	250	273
4 California GO	5.000%	10/1/23	1,000	1,215
California GO	5.000%	6/1/25	495	499

California GO	5.000%	12/1/25	1,000	1,198
California GO	5.500%	3/1/26	500	575
2 California GO	5.000%	6/1/27 (14)	500	552
California GO	4.500%	8/1/27	85	92
California GO	5.000%	9/1/27	500	541
California GO	5.000%	2/1/28	690	803
California GO	4.500%	8/1/28 (2)	725	779
California GO	5.750%	4/1/29	500	600
California GO	5.000%	9/1/29	495	560
California GO	5.000%	9/1/29 (2)	500	528
California GO	5.000%	10/1/29	3,500	3,911
California GO	5.000%	11/1/29	1,700	1,986
California GO	5.250%	3/1/30	500	574
California GO	5.250%	9/1/30	500	585
California GO	5.000%	2/1/32	500	570
California GO	5.000%	6/1/32	370	403
4 California GO	5.000%	10/1/32	1,000	1,163
California GO VRDO	0.030%	10/7/14 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,182
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	356
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	563
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,122
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	389
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,121
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	589
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (3)(Prere.)	500	649
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.320%	4/1/16	1,000	1,000
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	588
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,202
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,152
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,200
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	347
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	291
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	109

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	44
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	229
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	82
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	141
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	43
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	31
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,166
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,133
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	392
California State University Revenue Systemwide	5.750%	11/1/27	500	596
California State University Revenue Systemwide	5.250%	11/1/29	300	349
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,156
California State University Revenue Systemwide	5.000%	11/1/34	2,000	2,327
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,153
4 Chaffey CA Community College District GO	5.000%	6/1/23	840	1,029
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,180
Citrus CA Community College District GO	0.000%	8/1/34	1,000	711
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	562
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,161
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,155
3 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.474%	12/15/15	1,600	1,603
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,135
3 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.240%	12/1/15	1,100	1,100
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	894
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,694
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	388
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	86
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	205	239
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	945
Los Angeles CA Community College District GO	5.000%	8/1/27	500	571
1 Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	1,045	1,113
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	581
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	588

1 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	1,500	1,543
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	10/7/14	6,000	6,000
2 Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,250
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	2,045
1 Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,692
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,300	1,588
1 Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,650
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	585
2 Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	807
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	580
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	580
1 Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,600
1 Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	713
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	578
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	663
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	580
2 Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	1,500	1,592
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,777
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	666
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	358
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	591
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,367
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,427
1 Palomar CA Community College District GO	4.750%	5/1/32 (4)	1,600	1,733
2 Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	801
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	688
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	319
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,164
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/16	100	107
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,204
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,110
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	106
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	159
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	279

2 Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/29 (14)	1,000	1,061
1 Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	567
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	569
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	573
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	574
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,187
San Diego CA Community College District GO	5.000%	8/1/31	500	571
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	577
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	590
San Diego CA Unified School District GO	0.000%	7/1/27	500	319
1 San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	648
San Diego CA Unified School District GO	0.000%	7/1/28	500	303
San Diego CA Unified School District GO	0.000%	7/1/29	500	288
San Diego CA Unified School District GO	0.000%	7/1/30	100	54
1 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	565
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	647
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	402
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/28	500	587
San Francisco CA City & County (Laguna
Honda Hospital) GO	5.000%	6/15/28 (12)	2,000	2,059
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	587
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	260
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	561
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	601
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,409
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	4.000%	8/1/15	140	144
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/16	600	647
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,007
4 San Jose CA Airport Revenue	5.000%	3/1/27	500	584
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	771
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,177

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	256
1 State Center California Community College
District GO	5.000%	8/1/31 (4)	1,000	1,092
University of California Revenue	5.000%	5/15/21	500	520
University of California Revenue	5.000%	5/15/23	1,000	1,194
University of California Revenue	5.000%	5/15/25	500	559
2 University of California Revenue	5.000%	5/15/27 (14)	500	538
2 University of California Revenue	5.000%	5/15/28 (14)	500	536
University of California Revenue	5.000%	5/15/28	1,000	1,181
1 University of California Revenue	4.500%	5/15/31 (4)	2,000	2,059
University of California Revenue	4.750%	5/15/33	155	165
University of California Revenue PUT	5.000%	5/15/23	1,500	1,823
West Contra Costa CA Unified School District
GO	5.000%	8/1/28	1,185	1,375
				149,979
Colorado (0.6%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	359
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	590
2 Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	519
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	557
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	537
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	588
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	590
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	480
Denver CO City & County COP VRDO	0.030%	10/1/14	1,500	1,500
2 E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,698
2 E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	764
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,110
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	582
				9,874
Connecticut (0.7%)
Connecticut GO	5.000%	11/1/14	500	502
Connecticut GO	5.000%	12/1/14	500	504
3 Connecticut GO	0.540%	5/15/15	1,000	1,002
Connecticut GO	5.000%	7/15/15	1,000	1,039
Connecticut GO	5.000%	11/1/16	410	449
Connecticut GO	5.000%	4/15/21	500	598
Connecticut GO	5.000%	4/15/24	500	591
Connecticut GO	5.000%	9/1/26	1,000	1,205
Connecticut GO	5.000%	4/15/28	500	577
Connecticut GO	5.000%	3/1/32	2,950	3,423
Connecticut GO	5.000%	10/15/32	705	804
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	554
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	10/1/14	400	400

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	117
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	570
Hartford CT GO	5.000%	4/1/30	435	487
				12,822
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	701
Delaware GO	5.000%	7/1/20	600	720
Delaware GO	5.000%	10/1/20	700	843
				2,264
District of Columbia (0.2%)
1 District of Columbia GO	5.000%	6/1/21 (4)	500	561
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	773
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	584
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	579
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	587
				3,084
Florida (2.3%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,180
Broward County FL Airport System Revenue	5.000%	10/1/28	400	453
Broward County FL Airport System Revenue	5.375%	10/1/29	500	575
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,157
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,032
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	486
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,456
3 Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	1.290%	6/1/15	1,105	1,112
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	526
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (2)	255	267
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	256
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	575
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	318
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	258
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	903
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	587
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	725
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	557
2 Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	648
Florida Department of Transportation GO	5.000%	7/1/19	545	641
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	500	576

Florida Turnpike Authority Revenue	5.000%	7/1/19	500	586
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	77
2 Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	32
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	567
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.050%	10/7/14	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	564
Jacksonville FL Special Revenue	5.000%	10/1/32	500	568
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	934
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,118
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	567
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	650
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,145
Miami-Dade County FL School Board COP	5.000%	11/1/19 (2)	1,300	1,413
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	109
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	695
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,778
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,177
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	571
2 Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	555
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	573
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	559
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	500
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	702
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,029
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	617
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.040%	10/7/14 LOC	1,000	1,000
2 Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/20 (14)	590	642
5 South Florida Water Management District COP
TOB VRDO	0.060%	10/1/14	560	560
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	851
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	277
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,161

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	227
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	1,535	1,698
Tampa FL Hospital Revenue	5.000%	7/1/23	750	859
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	617
				40,466
Georgia (1.1%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	556
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,278
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	634
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	509
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	464
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	577
Georgia GO	4.000%	1/1/15	575	581
Georgia GO	5.000%	9/1/15 (Prere.)	500	522
Georgia GO	5.000%	4/1/16	500	535
Georgia GO	5.000%	5/1/16	500	537
Georgia GO	5.000%	7/1/16	400	433
Georgia GO	5.000%	7/1/16	500	541
Georgia GO	5.750%	8/1/17	500	572
Georgia GO	5.000%	10/1/19	750	889
Georgia GO	5.000%	7/1/21	2,500	3,030
Georgia GO	5.000%	7/1/22	500	585
Georgia GO	5.000%	5/1/25	500	581
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	723
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	552
Gwinnett County GA School District GO	5.000%	2/1/28	500	615
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	623
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	86
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	113
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	280
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	565
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	453
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	413
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	581
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	576
				19,404
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,158
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,455

Guam International Airport Authority Revenue	5.000%	10/1/21	350	407
				3,020
Hawaii (0.5%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	285
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	345
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	462
1 Hawaii GO	5.750%	2/1/15 (4)	500	510
Hawaii GO	5.000%	11/1/16	200	219
Hawaii GO	5.000%	4/1/17 (2)(Prere.)	55	61
Hawaii GO	5.000%	4/1/19 (2)	445	491
Hawaii GO	5.000%	12/1/21	375	454
Hawaii GO	5.000%	6/1/29	500	577
Hawaii GO	5.000%	12/1/29	500	588
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	643
1 Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	558
Honolulu HI City & County GO	5.000%	12/1/30	310	362
Honolulu HI City & County GO	5.250%	8/1/31	500	587
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,455
University of Hawaii Revenue	5.000%	10/1/27	500	573
				8,170
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	105	122

Illinois (3.0%)
2 Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	862
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	327
2 Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	233
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	1,075	1,156
2 Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	565
1 Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	108
1 Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	552
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	546
1 Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	107
2 Chicago IL Board of Education GO	0.000%	12/1/30 (14)	110	48
2 Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	62
1 Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.000%	12/1/31	320	328
Chicago IL GO	5.000%	12/1/16 (2)	500	537
1 Chicago IL GO	5.500%	1/1/17 (4)	500	546
Chicago IL GO	5.000%	1/1/19 (2)	500	534
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/29	1,190	1,262
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	562
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	211
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	218
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	223
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	285
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	344

Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	344
2 Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	157
2 Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	408
1 Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	558
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	231
2 Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	527
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,154
2 Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,575
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	556
1 Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	275	289
2 Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,616
1 Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	52
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,522
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,137
Cook County IL GO	5.000%	11/15/21	500	560
Cook County IL GO	5.000%	11/15/28	500	547
Cook County IL GO	5.250%	11/15/28	500	560
Cook County IL GO	4.750%	11/15/30 (2)	200	205
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	524
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	561
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,398
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	110
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	475
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,273
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	558
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	568
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,147
Illinois GO	5.000%	1/1/17	330	357
Illinois GO	5.000%	1/1/18	500	551
Illinois GO	5.000%	8/1/19	250	279
1 Illinois GO	5.000%	1/1/20 (4)	200	226
Illinois GO	5.000%	8/1/20	500	559
1 Illinois GO	5.000%	1/1/21 (4)	710	788
Illinois GO	5.000%	8/1/21	500	558
Illinois GO	5.500%	7/1/24	1,000	1,135
Illinois GO	5.000%	6/1/26	500	525
Illinois GO	5.250%	2/1/30	1,900	2,063
Illinois GO	5.250%	7/1/31	1,000	1,077
Illinois GO	5.000%	9/1/31	3,000	3,130
1 Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	641
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	564
1 Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	537
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	562
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,147
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	567
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	671

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	252
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,008
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	815
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	316
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	147
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	134
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,422
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,239
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	469
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	561
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	327
				51,906
Indiana (0.5%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	271
2 Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,694
4 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,311
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	772
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	570
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	578
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	562
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	306
2 Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	589
Indiana University Student Fee Revenue	5.000%	6/1/19	445	522
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				8,289
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	796
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	750	792
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	254
				1,842

Kansas (0.5%)
3 Kansas Department of Transportation Highway
Revenue	0.340%	9/1/15	2,000	2,003
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	576
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	620
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	863
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	111
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	573
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,357
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	972
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	612
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	590
				8,277
Kentucky (0.5%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,343
1 Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	158
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	580
1 Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	566
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,039
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	597
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	545
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	352
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,172
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.060%	10/7/14 LOC	2,800	2,800
				9,152
Louisiana (0.6%)
4 Bossier City LA Utilities Revenue	5.000%	10/1/22	500	598
4 Bossier City LA Utilities Revenue	5.000%	10/1/23	500	601

Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	456
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	531
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	537
Louisiana GO	5.000%	5/1/16 (Prere.)	500	537
Louisiana GO	5.000%	5/1/16 (Prere.)	500	537
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,332
Louisiana State University Revenue	5.000%	7/1/23	400	483
New Orleans LA GO	5.000%	12/1/31	500	541
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,738
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,052
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,067
				10,010
Maine (0.3%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.040%	10/7/14 LOC	4,100	4,100
1 Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	576
				4,676
Maryland (1.1%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	759
Howard County MD GO	5.000%	2/15/22	750	894
Howard County MD GO	5.000%	8/15/24	200	237
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	570
Maryland GO	5.000%	3/1/15	550	561
Maryland GO	5.250%	3/1/15	500	511
Maryland GO	5.000%	8/1/15	500	520
Maryland GO	5.000%	8/1/15 (Prere.)	500	520
Maryland GO	5.000%	8/1/16 (Prere.)	450	488
Maryland GO	5.000%	11/1/16	105	115
Maryland GO	5.000%	3/15/17	500	555
Maryland GO	5.000%	7/15/17	610	685
Maryland GO	5.000%	8/1/17	500	562
Maryland GO	5.250%	8/15/17	500	566
Maryland GO	5.250%	3/1/18	200	230
Maryland GO	5.000%	3/15/19 (Prere.)	500	585
Maryland GO	5.000%	8/1/21	870	1,046
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	564
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	595
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.254%	11/15/16	2,000	2,022
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	627
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	574

Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	580
Maryland Transportation Authority GAN	5.000%	3/1/16	465	496
Maryland Transportation Authority GAN	5.250%	3/1/16	585	626
Maryland Transportation Authority GAN	5.250%	3/1/18	700	805
Maryland Transportation Authority GAN	5.250%	3/1/20	500	586
Montgomery County MD GO	5.000%	7/1/17	500	560
Montgomery County MD GO	5.000%	11/1/17	500	567
Prince Georges County MD GO	5.000%	9/15/23	500	594
				18,600
Massachusetts (2.4%)
Boston MA GO	5.000%	2/1/22	500	608
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	577
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	592
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	516
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	639
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,134
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (2)(Prere.)	500	537
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	511
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	563
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	493
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	422
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	325
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	219
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	763
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	342
Massachusetts GO	5.000%	8/1/15	500	520
3 Massachusetts GO	0.490%	9/1/15	1,500	1,503
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	540
Massachusetts GO	5.500%	11/1/16	500	553
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	905
Massachusetts GO	5.500%	10/1/18	500	589
Massachusetts GO	5.000%	7/1/20	500	585
Massachusetts GO	5.000%	8/1/20	500	598
Massachusetts GO	5.250%	8/1/20	300	363
2 Massachusetts GO	5.500%	10/1/20 (14)	500	614
Massachusetts GO	5.500%	10/1/20	500	614
Massachusetts GO	5.000%	8/1/22	1,000	1,216
Massachusetts GO	5.250%	8/1/23	500	624
Massachusetts GO	5.000%	3/1/26	500	573
Massachusetts GO	5.000%	4/1/29	500	577
Massachusetts GO VRDO	0.040%	10/1/14	1,700	1,700

Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.020%	10/1/14 LOC	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	586
2 Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	520
5 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.050%	10/7/14	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.030%	10/7/14	2,250	2,250
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.020%	10/1/14 LOC	2,885	2,885
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	10/1/14	3,100	3,100
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	463
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	432
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	625
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	203
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	68
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	318
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	587
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	270
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,084
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	603
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	614
2 Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	190
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	283
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	243
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	615
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	804
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,052
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (1)(Prere.)	500	502
				41,033

Michigan (1.3%)
Birmingham MI City School District GO	5.000%	5/1/22	740	884
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,340
1 Detroit MI City School District GO	5.250%	5/1/28 (4)	500	586
1 Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	584
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,011
1 Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,147
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,629
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	551
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,189
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	583
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	568
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,250
Michigan GO	5.000%	5/1/18	500	572
Michigan GO	5.500%	11/1/25	595	681
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.060%	10/7/14	3,070	3,070
Michigan Trunk Line Revenue	5.000%	11/1/21	500	585
Oakland University of Michigan Revenue VRDO	0.040%	10/7/14 LOC	2,700	2,700
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,639
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	545
2 Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,076
				23,190
Minnesota (0.3%)
1 Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	508
Minnesota GO	5.000%	11/1/14	500	502
Minnesota GO	5.000%	8/1/15	500	520
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	554
Minnesota GO	5.000%	8/1/19	500	590
Minnesota GO	5.000%	11/1/20	325	384
Minnesota GO	5.000%	8/1/21	500	586
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	510
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	543
University of Minnesota Revenue	5.000%	8/1/19	500	588
University of Minnesota Revenue	5.250%	12/1/29	500	595
				5,891
Mississippi (0.1%)
DeSoto County MS School District GO	5.000%	5/1/19	370	433
Mississippi GO	5.500%	12/1/18	750	886

Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,145
				2,464
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	137
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	389
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,191
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	308
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	557
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	393
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	735
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	583
				4,293
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	181
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	839
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	472
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	383
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,707
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	367
				3,949
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,607
Clark County NV GO	5.000%	12/1/29	500	576
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	564
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	161
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	519
Clark County NV School District GO	5.000%	6/15/18	1,690	1,910
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	560
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	1,100	1,169
				7,066
New Hampshire (0.0%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	537

New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	125
				662
New Jersey (2.2%)
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	430
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	414
Jersey City NJ GO	5.000%	3/1/21	480	554
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	598
New Jersey COP	5.250%	6/15/30	465	514
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	798
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,679
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	605
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.620%	2/1/15	700	700
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	511
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	218
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	312
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	340
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,321
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	549
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	559
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	566
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	243
1 New Jersey GO	5.250%	7/1/15 (4)	1,500	1,556
New Jersey GO	5.250%	7/15/15 (2)	500	520
New Jersey GO	5.000%	8/15/15	790	823
2 New Jersey GO	5.250%	7/1/16 (14)	500	541
New Jersey GO	5.000%	8/1/16	440	476
New Jersey GO	5.250%	7/15/18 (2)	500	575
New Jersey GO	5.000%	8/15/19	750	870
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	583
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	281

New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,168
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,026
1 New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	432
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	562
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	585
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	267
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	340	360
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	216
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	500	523
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)(ETM)	200	210
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	244
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	663
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	299
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	741
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,951
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)(1)	150	178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	719
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,216
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	574
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	569
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,121
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,126
Newark NJ GO	5.000%	10/1/19	500	574
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	555
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	546
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	108
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,000	1,736

1 West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	694
				39,061
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	589
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	580
				1,169
New York (7.6%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	514
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	572
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	584
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	579
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	688
2 Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	436
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	464
2 Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	543
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	635
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	52
2 Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	940	1,003
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	1,000	1,044
New York City NY GO	5.000%	11/1/14 (Prere.)	90	90
New York City NY GO	5.000%	8/1/15 (Prere.)	575	598
New York City NY GO	5.000%	8/1/15 (Prere.)	320	333
New York City NY GO	5.000%	9/1/15 (Prere.)	490	512
New York City NY GO	5.000%	2/1/16	105	112
New York City NY GO	5.000%	8/1/16	500	542
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	2/1/17	500	551
New York City NY GO	5.250%	8/1/17	700	789
New York City NY GO	5.000%	9/1/17	10	10
New York City NY GO	5.000%	2/1/18	500	551
New York City NY GO	5.250%	8/15/18 (Prere.)	40	47
New York City NY GO	5.000%	8/1/19	500	560
New York City NY GO	5.000%	8/1/21	380	453
New York City NY GO	5.000%	8/1/21	2,000	2,384
New York City NY GO	5.000%	8/1/21	515	614
New York City NY GO	5.000%	10/1/22	500	599
2 New York City NY GO	5.000%	8/1/23 (14)	180	187

New York City NY GO	5.000%	8/1/23	380	452
New York City NY GO	5.000%	11/1/23	215	216
New York City NY GO	5.250%	8/15/24	460	532
New York City NY GO	5.000%	8/1/25	750	881
New York City NY GO	5.000%	8/1/25	330	343
New York City NY GO	5.000%	8/1/26	1,000	1,169
New York City NY GO	5.000%	8/1/26	500	589
New York City NY GO	5.000%	8/15/26	475	542
3 New York City NY GO	0.440%	8/1/27	2,000	2,000
New York City NY GO	5.000%	5/15/28	480	550
New York City NY GO	5.000%	8/1/28	495	530
New York City NY GO	5.000%	8/1/28	400	460
New York City NY GO	5.500%	11/15/28	300	350
New York City NY GO	5.625%	4/1/29	840	984
New York City NY GO	5.000%	5/15/29	500	573
New York City NY GO	5.000%	8/1/30	1,000	1,157
New York City NY GO	5.000%	3/1/31	1,340	1,535
New York City NY GO	5.000%	8/1/31	365	419
New York City NY GO VRDO	0.040%	10/7/14 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,712
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	553
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,178
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	259
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	727
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	574
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	356
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	2,500	2,575
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	1,295	1,334
2 New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	501
2 New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	501
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	2,000	2,004
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	2,000	2,008
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	595
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	580

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	578
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,222
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	286
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	304
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	25	28
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	368
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	200	223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	228
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	300	330
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	475	522
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,000	1,099
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	477
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	989
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	346
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,683
5 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	10/1/14	920	920
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	10/7/14	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.040%	10/1/14	1,400	1,400
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,110
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,144
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	251

2 New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	363
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	561
2 New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	558
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	570
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	565
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	564
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	564
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,692
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	709
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (14)(Prere.)	500	549
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	520
2 New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	625
2 New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	503
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	652
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,311
3 New York Metropolitan Transportation Authority
Revenue PUT	0.634%	11/1/15	600	601
6 New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	625
6 New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	637
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	585
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	457
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (12)	250	281
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	529
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	100	104
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	571
2 New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	545
2 New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	605

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	553
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	233
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	1,000	1,200
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,347
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	339
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	2,000	2,038
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	591
1 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	467
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	297
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	577
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	555
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	557
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	432
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	599
New York State GO	4.500%	2/1/17	500	547
New York State GO	4.500%	2/1/18	500	562
New York State GO	4.500%	2/1/19	500	571
New York State GO	5.000%	2/15/30	315	364
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	583
2 New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	557
2 New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	562
2 New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	549

New York State Thruway Authority Revenue	5.000%	1/1/30	500	564
2 New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	660
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (2)(Prere.)	65	68
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (2)(Prere.)	65	68
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	456
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	575
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	455
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	548
1 New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (4)(Prere.)	385	394
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	240
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	584
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	592
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	590
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	101
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	506
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	423
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	582
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	291
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	699
2 New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	657
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,679
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,307
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,703
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	613
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	567
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,133
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,784
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,555
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	535

Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	528
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	572
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,871
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	66
Westchester County NY GO	5.000%	7/1/20	445	533
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	546
				132,885
North Carolina (0.9%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	595
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	283
Durham County NC GO	5.000%	4/1/20	685	818
Mecklenburg County NC GO	5.000%	3/1/17	500	554
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	574
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	649
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	580
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	591
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	568
North Carolina GO	5.000%	3/1/16	500	534
North Carolina GO	5.000%	3/1/17	520	576
North Carolina GO	5.000%	3/1/18	500	568
North Carolina GO	5.000%	3/1/20	275	328
North Carolina GO	4.000%	6/1/20	500	571
North Carolina GO	5.000%	5/1/22	250	305
1 North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (4)(Prere.)	2,000	2,209
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,173
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	679
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	563
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	595
3 University of North Carolina University System
Revenue PUT	0.854%	12/1/17	1,100	1,113
Wake County NC GO	4.000%	2/1/18	695	769
Wake County NC GO	5.000%	3/1/18	500	571
Wake County NC Public Improvement GO	5.000%	3/1/16	100	107
				15,873
Ohio (1.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	542
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	654
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	570
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	542

Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	482
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	263
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	292
1 Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	519
2 Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	500	542
Columbus OH GO	5.000%	9/1/15	1,300	1,358
Columbus OH GO	5.000%	7/1/23	600	734
Columbus OH GO	5.000%	7/1/25	535	636
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	664
2 Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	1,225	1,287
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	232
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	367
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	573
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	566
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	119
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/22	750	893
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	810
Ohio GO	5.000%	9/15/15	3,165	3,311
Ohio GO	5.000%	3/15/16 (Prere.)	260	278
Ohio GO	5.000%	8/1/23	500	602
Ohio GO	5.000%	8/1/24	500	618
Ohio Higher Education GO	5.000%	8/1/17	770	864
Ohio Higher Education GO	5.000%	8/1/21	500	602
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	664
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	1,000	1,069
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	505
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	581
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	33
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	517
2 Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (14)	500	510
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,142
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	567
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	516
Penta Career Center Ohio COP	5.250%	4/1/23	125	146
				25,170
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	613
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	344

University of Oklahoma Revenue	5.000%	7/1/31	475	550
				1,507
Oregon (0.3%)
Clackamas County OR School District No. 46
GO	0.000%	6/15/32	1,670	838
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	399
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,682
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	587
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	164
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	282
Oregon GO	5.000%	5/1/23	500	603
1 Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	569
				5,124
Pennsylvania (4.5%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	367
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	571
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.881%	2/1/21	1,000	1,000
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	242
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	593
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,110
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	508
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.040%	10/1/14 LOC	8,500	8,500
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	589
Chester County PA GO	5.000%	11/15/31	750	876
2 Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	515
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	549
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	3.000%	5/1/15	500	507
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	442
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	320	323
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,082

Emmaus PA General Authority Revenue VRDO	0.040%	10/7/14 LOC	1,700	1,700
Geisenger Authority Health System Revenue
(Geisenger Health System) VRDO	0.020%	10/1/14	500	500
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.020%	10/1/14 LOC	1,650	1,650
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	579
Montgomery County PA GO VRDO	0.030%	10/1/14	8,700	8,700
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	547
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/15	100	101
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	205
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,363
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,122
4 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	1,000	1,164
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	766
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	359
Pennsylvania GO	5.000%	5/1/15	405	417
Pennsylvania GO	5.250%	7/1/15	500	519
Pennsylvania GO	5.000%	3/1/16	100	107
Pennsylvania GO	5.000%	7/1/16	400	432
Pennsylvania GO	5.000%	7/1/16	120	130
Pennsylvania GO	5.000%	7/1/20	500	593
Pennsylvania GO	5.000%	11/15/20	250	298
Pennsylvania GO	5.375%	7/1/21	500	609
Pennsylvania GO	5.000%	8/1/22	500	555
Pennsylvania GO	5.000%	11/15/22	500	596
Pennsylvania GO	5.000%	1/1/26	100	105
Pennsylvania GO	5.000%	4/15/28	500	570
Pennsylvania GO	5.000%	10/15/32	1,000	1,150
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	531
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	830
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,054
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	223
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	558

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	575
Pennsylvania State University Revenue	5.000%	3/1/25	500	584
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,108
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,195
3 Pennsylvania Turnpike Commission Revenue	1.020%	12/1/21	1,000	1,003
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	399
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,068
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,169
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,371
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	1,610	1,630
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	521
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,269
Philadelphia PA Gas Works Revenue VRDO	0.040%	10/7/14 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.020%	10/1/14	5,000	5,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.020%	10/1/14	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	541
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	253
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	580
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	519
Philadelphia PA School District GO	5.250%	9/1/22	500	565
1 Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	646
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,181
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,139
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	585
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	90
				77,798
Puerto Rico (0.2%)
2 Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
2 Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	511
2 Puerto Rico GO	6.000%	7/1/27 (14)	500	508
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,285
				2,804
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	549

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	609
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	292
Greenville County SC School District GO	5.000%	12/1/27	500	542
Laurens County SC School District No. 55
Installment Purchase Revenue	5.250%	12/1/30	2,080	2,157
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,174
2 Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,212
South Carolina GO	5.000%	4/1/20	450	537
1 South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	549
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,145
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	137
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	563
				9,466
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,248

Tennessee (0.8%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,635
Memphis TN Electric System Revenue	5.000%	12/1/17	500	567
Memphis TN GO	5.000%	5/1/30	500	566
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	744
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	541
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	367
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	592
Shelby County TN GO	5.000%	3/1/19	500	584
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	117
Shelby County TN GO	5.000%	4/1/19	400	468
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	535
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	269
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	551
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	625	701
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,293
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,691

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	250	289
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	535	607
Tennessee GO	5.000%	8/1/20	625	750
Tennessee GO	5.000%	9/1/25	1,500	1,864
				14,731
Texas (3.9%)
2 Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	959
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	602
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	319
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	66
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	557
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	112
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	539
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	227
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	592
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	547
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	538
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	587
Dallas TX GO	5.000%	2/15/15	500	509
Dallas TX Independent School District GO	5.000%	2/15/23	485	574
Dallas TX Independent School District GO	5.000%	8/15/34	1,350	1,399
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	509
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	226
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	395
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	562
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,169
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	918
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	526
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,147
Harris County TX Flood Control District GO	5.250%	10/1/18	435	509
Harris County TX GO	5.000%	10/1/23	300	360
Harris County TX GO	5.000%	10/1/23	500	580
Harris County TX GO	5.000%	8/15/32	1,000	1,147
3 Harris County TX Toll Road Revenue	0.820%	8/15/18	1,000	1,010
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	582
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	566
2 Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,098
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,018

Houston TX GO	5.000%	3/1/20	500	581
1 Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	519
Houston TX Independent School District GO
PUT	1.000%	6/1/15	2,000	2,008
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,216
1 Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	555
3 Houston TX Utility System Revenue PUT	0.640%	8/1/16	1,000	1,006
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,205
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	572
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,208
Lone Star College System Texas GO	5.000%	8/15/23	250	290
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	430
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	41
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	40	41
Lubbock TX GO	5.000%	2/15/23	500	604
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.000%	2/15/24	350	372
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/17	245	259
New Hope TX Cultural Education Facilities .
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/19	495	529
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,784
North East TX Independent School District GO	5.250%	2/1/22	500	610
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,400	1,449
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	570
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	564
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	293
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	603
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	550
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	573
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	242
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	962
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	583
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	598
San Antonio TX GO	5.000%	8/1/20	125	150
San Antonio TX GO	5.000%	2/1/22	1,000	1,185
San Antonio TX GO	5.000%	2/1/24	500	591
3 San Antonio TX Water Revenue PUT	0.720%	11/1/16	1,000	1,007
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	283
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,176

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	373
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	735	797
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.040%	10/1/14	200	200
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	575
Texas GO	4.000%	4/1/18	400	445
Texas GO	5.000%	10/1/22	1,000	1,222
Texas GO	5.000%	10/1/27	1,400	1,696
Texas GO	5.000%	10/1/28	1,330	1,603
Texas GO	5.000%	8/1/31	500	587
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	612
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	278
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	477
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	437
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	222
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	579
2 Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,495
7 Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,126
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	430
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	500	518
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,062
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	569
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	534
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	535
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	535
Texas Water Financial Assistance GO	5.000%	8/1/24	500	575
Texas Water Financial Assistance GO	5.000%	8/1/25	500	574
Texas Water Financial Assistance GO	5.000%	8/1/27	500	568
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	384
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	606
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	2,000	2,151
Williamson County TX GO	5.000%	2/15/23	230	276
				68,704
Utah (0.1%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	568
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	386
Utah GO	5.000%	7/1/16	500	541

Utah GO	5.000%	7/1/16	615	665
				2,160
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	548

Virginia (0.6%)
Arlington County VA GO	5.000%	8/1/17	750	843
Arlington County VA GO	5.000%	8/1/23	600	727
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	558
Chesterfield County VA GO	5.000%	1/1/22	900	1,090
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	565
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	363
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	615
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	601
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	748
Norfolk VA Water Revenue	5.000%	11/1/31	500	575
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	558
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	221
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,000	1,045
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	430
Virginia Public School Authority Revenue	5.000%	8/1/19	500	588
				9,527
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	594
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,086
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	559
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	104
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	935
King County WA GO	5.000%	1/1/19	150	174
King County WA GO	5.000%	1/1/24	500	599
2 Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	678
Port of Seattle WA Revenue	5.000%	8/1/29	250	288
University of Washington Revenue	5.000%	4/1/31	335	386
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	447
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	484
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	552
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,317
1 Washington GO	5.700%	10/1/15 (4)	110	112
Washington GO	5.000%	2/1/16	500	532
Washington GO	5.000%	7/1/16 (Prere.)	500	541
Washington GO	5.000%	7/1/17	200	224

Washington GO	5.000%	7/1/18	675	777
2 Washington GO	0.000%	6/1/20 (14)	500	457
Washington GO	5.000%	8/1/20	500	588
Washington GO	5.000%	7/1/21	500	571
Washington GO	5.000%	7/1/23	1,000	1,219
Washington GO	5.000%	7/1/25	1,500	1,829
Washington GO	5.000%	7/1/25	500	593
Washington GO	5.000%	2/1/32	500	570
2 Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,121
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	988
Washington State University General Revenue	5.000%	10/1/31	500	578
				19,903
West Virginia (0.1%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,109

Wisconsin (0.6%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	543
Wisconsin GO	5.000%	5/1/15 (Prere.)	600	617
Wisconsin GO	4.000%	9/1/15	970	1,004
Wisconsin GO	5.000%	5/1/16	500	537
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	574
Wisconsin GO	5.000%	5/1/21	750	900
Wisconsin GO	5.000%	5/1/24	500	596
Wisconsin GO	5.000%	5/1/26	2,210	2,614
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,824
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	568
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	565
Wisconsin Transportation Revenue	5.000%	7/1/23	500	599
				10,941
Total Tax-Exempt Municipal Bonds (Cost $877,848)				918,276
Total Investments (100.2%) (Cost $1,325,975)				1,752,732
Other Assets and Liabilities-Net (-0.2%)				(2,731)
Net Assets (100%)				1,750,001

* Non-income-producing security.
1 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
2 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3 Adjustable-rate security.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $2,680,000, representing 0.2% of net assets.
6 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
7 Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

Tax-Managed Balanced Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	834,456	—	—
Tax-Exempt Municipal Bonds	—	918,276	—
Total	834,456	918,276	—

C. At September 30, 2014, the cost of investment securities for tax purposes was $1,326,059,000. Net unrealized appreciation of investment securities for tax purposes was $426,673,000, consisting of unrealized gains of $428,395,000 on securities that had risen in value since their purchase and $1,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.4%)
Jack in the Box Inc.	210,439	14,350
* Buffalo Wild Wings Inc.	100,980	13,559
Cracker Barrel Old Country Store Inc.	127,901	13,198
Wolverine World Wide Inc.	524,026	13,132
Pool Corp.	236,166	12,734
Men's Wearhouse Inc.	242,952	11,472
* Skechers U.S.A. Inc. Class A	212,837	11,346
* Steven Madden Ltd.	322,912	10,407
* Marriott Vacations Worldwide Corp.	163,386	10,360
* Genesco Inc.	129,160	9,655
* Iconix Brand Group Inc.	259,569	9,588
Lithia Motors Inc. Class A	120,961	9,156
Texas Roadhouse Inc. Class A	321,152	8,941
Group 1 Automotive Inc.	115,472	8,396
* Lumber Liquidators Holdings Inc.	144,948	8,317
Ryland Group Inc.	248,449	8,258
* Pinnacle Entertainment Inc.	315,329	7,912
* G-III Apparel Group Ltd.	94,287	7,813
Monro Muffler Brake Inc.	160,436	7,786
* Helen of Troy Ltd.	142,716	7,495
* Vitamin Shoppe Inc.	163,623	7,263
DineEquity Inc.	87,525	7,141
Papa John's International Inc.	171,597	6,862
* Meritage Homes Corp.	192,440	6,832
Buckle Inc.	149,474	6,785
Matthews International Corp. Class A	153,442	6,735
Finish Line Inc. Class A	265,465	6,645
* Dorman Products Inc.	163,628	6,555
* Sonic Corp.	283,427	6,337
* Select Comfort Corp.	297,825	6,231
* Outerwall Inc.	107,583	6,035
* Standard Pacific Corp.	804,407	6,025
Brown Shoe Co. Inc.	220,948	5,994
* Hibbett Sports Inc.	135,405	5,772
* Crocs Inc.	457,082	5,750
Children's Place Inc.	120,408	5,739
* Multimedia Games Holding Co. Inc.	156,155	5,623
La-Z-Boy Inc.	282,121	5,583
Sturm Ruger & Co. Inc.	104,203	5,074
Cato Corp. Class A	145,051	4,998
Drew Industries Inc.	117,346	4,951
* BJ's Restaurants Inc.	132,371	4,764
Oxford Industries Inc.	77,612	4,734
* iRobot Corp.	152,875	4,655
Sonic Automotive Inc. Class A	186,095	4,561
Scholastic Corp.	132,395	4,279
* Boyd Gaming Corp.	405,454	4,119
* Universal Electronics Inc.	82,589	4,077
Interval Leisure Group Inc.	211,019	4,020

* Red Robin Gourmet Burgers Inc.	70,223	3,996
* Barnes & Noble Inc.	201,844	3,984
* Tuesday Morning Corp.	197,603	3,835
Standard Motor Products Inc.	111,326	3,833
Capella Education Co.	60,086	3,761
Regis Corp.	232,427	3,710
* Strayer Education Inc.	57,831	3,463
* FTD Cos. Inc.	100,029	3,412
* Zumiez Inc.	118,826	3,339
* Winnebago Industries Inc.	151,298	3,294
Movado Group Inc.	97,354	3,219
* Biglari Holdings Inc.	9,460	3,214
* Francesca's Holdings Corp.	223,026	3,107
Stage Stores Inc.	175,305	2,999
Bob Evans Farms Inc.	60,592	2,868
Callaway Golf Co.	385,171	2,789
* Scientific Games Corp. Class A	255,585	2,753
* EW Scripps Co. Class A	165,748	2,703
* M/I Homes Inc.	131,222	2,601
Fred's Inc. Class A	183,946	2,575
* Pep Boys-Manny Moe & Jack	287,869	2,565
Arctic Cat Inc.	72,156	2,512
* American Public Education Inc.	91,869	2,480
Nutrisystem Inc.	154,481	2,374
Haverty Furniture Cos. Inc.	107,824	2,349
* MarineMax Inc.	131,151	2,210
Ethan Allen Interiors Inc.	96,765	2,206
Superior Industries International Inc.	125,653	2,203
Ruth's Hospitality Group Inc.	193,458	2,136
* Christopher & Banks Corp.	198,877	1,967
* Ruby Tuesday Inc.	311,721	1,836
Stein Mart Inc.	150,721	1,741
Marcus Corp.	101,163	1,598
* Career Education Corp.	310,393	1,577
Harte-Hanks Inc.	235,366	1,499
PetMed Express Inc.	108,617	1,477
* Perry Ellis International Inc.	67,452	1,373
* Aeropostale Inc.	412,471	1,357
* Kirkland's Inc.	81,052	1,306
* Blue Nile Inc.	36,578	1,044
* Quiksilver Inc.	599,713	1,032
* VOXX International Corp. Class A	101,869	947
Universal Technical Institute Inc.	100,474	939
* Sizmek Inc.	114,180	884
Big 5 Sporting Goods Corp.	86,850	814
* Monarch Casino & Resort Inc.	52,291	623
		476,518
Consumer Staples (3.9%)
* TreeHouse Foods Inc.	215,307	17,332
* Darling Ingredients Inc.	850,513	15,581
Casey's General Stores Inc.	206,869	14,833
* Boston Beer Co. Inc. Class A	46,944	10,410
Sanderson Farms Inc.	108,836	9,572
Andersons Inc.	141,454	8,895
B&G Foods Inc.	285,305	7,860
J&J Snack Foods Corp.	78,240	7,320
Cal-Maine Foods Inc.	80,372	7,180

Snyder's-Lance Inc.	261,575	6,932
WD-40 Co.	78,592	5,341
SpartanNash Co.	199,034	3,871
* Diamond Foods Inc.	133,423	3,817
Calavo Growers Inc.	74,019	3,341
Inter Parfums Inc.	91,033	2,504
* Medifast Inc.	64,389	2,114
* Central Garden and Pet Co. Class A	227,134	1,826
* Seneca Foods Corp. Class A	41,650	1,191
* Annie's Inc.	1,125	52
* Alliance One International Inc.	3,974	8
		129,980
Energy (4.5%)
Exterran Holdings Inc.	350,853	15,546
Bristow Group Inc.	195,260	13,121
* Carrizo Oil & Gas Inc.	221,196	11,905
* PDC Energy Inc.	191,720	9,642
* Stone Energy Corp.	246,885	7,742
* SEACOR Holdings Inc.	100,648	7,528
* C&J Energy Services Inc.	243,622	7,443
Green Plains Inc.	172,727	6,458
* Newpark Resources Inc.	470,126	5,848
* Hornbeck Offshore Services Inc.	174,234	5,703
* Penn Virginia Corp.	371,895	4,727
* Pioneer Energy Services Corp.	336,364	4,716
* TETRA Technologies Inc.	423,637	4,584
* Northern Oil and Gas Inc.	318,928	4,535
Comstock Resources Inc.	241,710	4,501
Gulfmark Offshore Inc.	140,258	4,397
* Basic Energy Services Inc.	181,753	3,942
* Synergy Resources Corp.	315,316	3,844
* Matrix Service Co.	140,599	3,391
Tesco Corp.	169,641	3,367
* Bill Barrett Corp.	125,000	2,755
* Contango Oil & Gas Co.	82,163	2,731
* Era Group Inc.	102,429	2,228
* ION Geophysical Corp.	657,958	1,836
* Cloud Peak Energy Inc.	136,309	1,720
* Geospace Technologies Corp.	48,722	1,713
* PetroQuest Energy Inc.	263,532	1,481
Gulf Island Fabrication Inc.	68,828	1,184
* Paragon Offshore plc	115,384	710
* Approach Resources Inc.	22,807	331
* Swift Energy Co.	34,044	327
* Forest Oil Corp.	220,925	258
Arch Coal Inc.	113,839	241
		150,455
Exchange-Traded Fund (3.5%)
2 Vanguard REIT ETF	1,600,000	114,960

Financials (19.3%)
* Stifel Financial Corp.	333,732	15,649
Geo Group Inc.	386,279	14,764
* Portfolio Recovery Associates Inc.	269,594	14,081
ProAssurance Corp.	312,070	13,753
* Texas Capital Bancshares Inc.	229,163	13,218

MarketAxess Holdings Inc.	201,908	12,490
Wintrust Financial Corp.	244,014	10,900
PrivateBancorp Inc.	364,195	10,893
UMB Financial Corp.	199,018	10,856
Bank of the Ozarks Inc.	343,529	10,828
FNB Corp.	883,362	10,592
United Bankshares Inc.	333,981	10,330
Glacier Bancorp Inc.	395,785	10,235
Susquehanna Bancshares Inc.	1,005,911	10,059
Financial Engines Inc.	271,747	9,298
MB Financial Inc.	332,507	9,204
First Financial Bankshares Inc.	326,694	9,079
Tanger Factory Outlet Centers Inc.	276,327	9,041
Evercore Partners Inc. Class A	188,825	8,875
* First Cash Financial Services Inc.	155,438	8,701
Home BancShares Inc.	271,366	7,981
RLI Corp.	183,825	7,958
EPR Properties	150,757	7,640
Post Properties Inc.	146,885	7,541
Community Bank System Inc.	216,579	7,275
DiamondRock Hospitality Co.	571,083	7,241
CVB Financial Corp.	502,677	7,213
Old National Bancorp	551,055	7,147
Sovran Self Storage Inc.	92,592	6,885
Columbia Banking System Inc.	275,812	6,843
Cash America International Inc.	153,490	6,723
Interactive Brokers Group Inc.	268,300	6,694
Selective Insurance Group Inc.	299,887	6,640
Healthcare Realty Trust Inc.	276,708	6,552
Greenhill & Co. Inc.	140,508	6,532
First Midwest Bancorp Inc.	403,543	6,493
Virtus Investment Partners Inc.	37,176	6,458
Pinnacle Financial Partners Inc.	178,073	6,428
Cousins Properties Inc.	530,122	6,335
BBCN Bancorp Inc.	425,772	6,212
Horace Mann Educators Corp.	215,187	6,135
Northwest Bancshares Inc.	506,538	6,129
National Penn Bancshares Inc.	631,129	6,128
Medical Properties Trust Inc.	471,223	5,777
Lexington Realty Trust	576,359	5,643
* Encore Capital Group Inc.	125,723	5,571
Associated Estates Realty Corp.	307,562	5,385
Sterling Bancorp	420,689	5,381
EastGroup Properties Inc.	88,794	5,380
NBT Bancorp Inc.	236,231	5,320
Boston Private Financial Holdings Inc.	429,206	5,318
Westamerica Bancorporation	113,485	5,279
HFF Inc. Class A	178,478	5,167
* Kite Realty Group Trust	212,830	5,159
First Financial Bancorp	311,566	4,932
Provident Financial Services Inc.	289,917	4,746
* BofI Holding Inc.	64,393	4,682
ViewPoint Financial Group Inc.	193,571	4,634
Acadia Realty Trust	166,216	4,584
* Piper Jaffray Cos.	87,139	4,552
Independent Bank Corp.	125,275	4,475
PS Business Parks Inc.	58,665	4,467

First Commonwealth Financial Corp.	525,500	4,409
Chesapeake Lodging Trust	143,706	4,189
Banner Corp.	105,068	4,042
Pennsylvania REIT	202,158	4,031
Infinity Property & Casualty Corp.	62,399	3,994
Government Properties Income Trust	179,712	3,938
AMERISAFE Inc.	99,437	3,889
United Community Banks Inc.	234,774	3,864
LTC Properties Inc.	103,627	3,823
Parkway Properties Inc.	201,914	3,792
S&T Bancorp Inc.	160,322	3,761
Safety Insurance Group Inc.	69,218	3,732
Education Realty Trust Inc.	359,757	3,698
City Holding Co.	84,386	3,555
* Navigators Group Inc.	57,124	3,513
Capstead Mortgage Corp.	285,106	3,490
* Green Dot Corp. Class A	163,631	3,459
Retail Opportunity Investments Corp.	234,559	3,448
Hanmi Financial Corp.	170,886	3,445
Simmons First National Corp. Class A	88,870	3,423
Sabra Health Care REIT Inc.	138,003	3,356
American Assets Trust Inc.	101,765	3,355
* Forestar Group Inc.	187,454	3,322
Stewart Information Services Corp.	112,250	3,295
TrustCo Bank Corp. NY	506,887	3,264
United Fire Group Inc.	117,303	3,258
Brookline Bancorp Inc.	378,723	3,238
* World Acceptance Corp.	47,625	3,215
Employers Holdings Inc.	166,949	3,214
FXCM Inc. Class A	201,185	3,189
* Investment Technology Group Inc.	201,419	3,174
Wilshire Bancorp Inc.	341,259	3,150
Oritani Financial Corp.	210,574	2,967
Franklin Street Properties Corp.	263,502	2,957
Cardinal Financial Corp.	170,774	2,915
Tompkins Financial Corp.	62,503	2,755
* First BanCorp	529,850	2,517
* Ezcorp Inc. Class A	251,630	2,494
Inland Real Estate Corp.	244,630	2,424
Dime Community Bancshares Inc.	157,102	2,262
* eHealth Inc.	93,123	2,247
CoreSite Realty Corp.	60,818	1,999
Universal Insurance Holdings Inc.	154,030	1,992
HCI Group Inc.	54,357	1,956
Saul Centers Inc.	38,887	1,818
Aviv REIT Inc.	67,947	1,790
Universal Health Realty Income Trust	38,489	1,604
Urstadt Biddle Properties Inc. Class A	77,584	1,575
Bank Mutual Corp.	233,408	1,496
Getty Realty Corp.	80,786	1,373
Meadowbrook Insurance Group Inc.	227,200	1,329
Agree Realty Corp.	42,558	1,165
Calamos Asset Management Inc. Class A	102,378	1,154
Cedar Realty Trust Inc.	192,045	1,133
* SWS Group Inc.	156,501	1,078
* CareTrust REIT Inc.	54,244	776
		636,782

Health Care (10.5%)
* PAREXEL International Corp.	303,456	19,145
West Pharmaceutical Services Inc.	375,259	16,797
* Akorn Inc.	383,192	13,898
* Medidata Solutions Inc.	282,968	12,533
* Amsurg Corp.	209,987	10,510
* Air Methods Corp.	188,348	10,463
* MWI Veterinary Supply Inc.	68,853	10,218
Chemed Corp.	94,308	9,704
* Haemonetics Corp.	276,374	9,651
* Prestige Brands Holdings Inc.	275,590	8,921
* NuVasive Inc.	240,035	8,370
* Impax Laboratories Inc.	343,156	8,136
* Magellan Health Inc.	145,843	7,982
* Neogen Corp.	194,387	7,678
* Medicines Co.	343,086	7,658
* Acorda Therapeutics Inc.	219,226	7,427
* Cyberonics Inc.	139,418	7,133
Kindred Healthcare Inc.	336,882	6,535
* Molina Healthcare Inc.	151,656	6,415
Cantel Medical Corp.	178,803	6,147
* Integra LifeSciences Holdings Corp.	123,821	6,146
Abaxis Inc.	113,053	5,733
* Greatbatch Inc.	129,623	5,523
CONMED Corp.	149,617	5,512
* Omnicell Inc.	187,845	5,134
* ABIOMED Inc.	190,224	4,723
* Depomed Inc.	306,310	4,653
* ICU Medical Inc.	70,290	4,511
* Natus Medical Inc.	148,280	4,376
Analogic Corp.	66,033	4,223
* IPC The Hospitalist Co. Inc.	90,791	4,067
* PharMerica Corp.	160,708	3,926
* AMN Healthcare Services Inc.	249,269	3,914
Meridian Bioscience Inc.	219,544	3,884
* Bio-Reference Laboratories Inc.	132,619	3,721
* Sagent Pharmaceuticals Inc.	117,922	3,667
Ensign Group Inc.	105,146	3,659
* MedAssets Inc.	175,657	3,640
* Amedisys Inc.	173,581	3,501
* Emergent Biosolutions Inc.	154,603	3,295
* Lannett Co. Inc.	71,622	3,272
* Luminex Corp.	167,691	3,270
Computer Programs & Systems Inc.	56,122	3,226
* Repligen Corp.	159,413	3,174
* Hanger Inc.	151,878	3,117
* Affymetrix Inc.	386,762	3,086
* Cambrex Corp.	162,987	3,045
* Healthways Inc.	185,525	2,972
* Masimo Corp.	137,785	2,932
* Providence Service Corp.	58,127	2,812
* HealthStream Inc.	110,522	2,654
* Gentiva Health Services Inc.	154,601	2,594
* Merit Medical Systems Inc.	217,883	2,588
* Ligand Pharmaceuticals Inc.	54,218	2,548
* Momenta Pharmaceuticals Inc.	213,539	2,422
* Albany Molecular Research Inc.	106,606	2,353

* Anika Therapeutics Inc.	62,048	2,275
* CorVel Corp.	63,755	2,171
* Cynosure Inc. Class A	102,067	2,143
* Symmetry Medical Inc.	201,414	2,032
* Spectrum Pharmaceuticals Inc.	244,373	1,989
* LHC Group Inc.	67,873	1,575
CryoLife Inc.	135,785	1,340
* Cross Country Healthcare Inc.	141,344	1,313
* SurModics Inc.	72,214	1,311
* Almost Family Inc.	36,073	980
Quality Systems Inc.	34,177	471
Invacare Corp.	12,647	149
Landauer Inc.	1,475	49
		346,992
Industrials (16.1%)
* Teledyne Technologies Inc.	201,238	18,918
Toro Co.	292,590	17,330
Curtiss-Wright Corp.	253,244	16,694
* Moog Inc. Class A	235,382	16,100
EnerSys	255,695	14,994
EMCOR Group Inc.	360,723	14,415
Actuant Corp. Class A	373,248	11,392
Healthcare Services Group Inc.	376,013	10,758
Hillenbrand Inc.	337,944	10,439
Applied Industrial Technologies Inc.	226,799	10,353
Allegiant Travel Co. Class A	74,344	9,193
* Orbital Sciences Corp.	324,047	9,009
Watts Water Technologies Inc. Class A	153,514	8,942
Knight Transportation Inc.	322,586	8,836
Tetra Tech Inc.	349,271	8,725
Mueller Industries Inc.	303,029	8,648
Mobile Mini Inc.	229,176	8,014
United Stationers Inc.	213,188	8,010
UniFirst Corp.	81,707	7,892
* Hub Group Inc. Class A	190,456	7,719
* EnPro Industries Inc.	125,002	7,566
Barnes Group Inc.	244,659	7,425
Forward Air Corp.	164,527	7,376
Franklin Electric Co. Inc.	209,755	7,287
* WageWorks Inc.	156,944	7,146
ABM Industries Inc.	276,045	7,092
Heartland Express Inc.	287,831	6,896
Tennant Co.	99,401	6,669
* On Assignment Inc.	248,202	6,664
* Korn/Ferry International	265,761	6,617
* Saia Inc.	130,714	6,478
Simpson Manufacturing Co. Inc.	219,407	6,396
CIRCOR International Inc.	94,644	6,372
Apogee Enterprises Inc.	154,855	6,163
Brink's Co.	256,094	6,157
G&K Services Inc. Class A	106,026	5,872
Kaman Corp.	145,748	5,728
AZZ Inc.	137,026	5,724
* TrueBlue Inc.	219,807	5,552
* Dycom Industries Inc.	178,367	5,478
Interface Inc. Class A	333,125	5,377
Matson Inc.	214,476	5,368

Cubic Corp.	112,209	5,251
Brady Corp. Class A	233,083	5,230
Lindsay Corp.	69,286	5,179
* UTi Worldwide Inc.	484,929	5,155
Albany International Corp.	150,464	5,122
Standex International Corp.	68,471	5,076
AAR Corp.	209,809	5,067
Exponent Inc.	71,028	5,034
* GenCorp Inc.	310,941	4,966
ESCO Technologies Inc.	142,387	4,952
ArcBest Corp.	130,329	4,861
Briggs & Stratton Corp.	259,622	4,678
* Aegion Corp. Class A	209,949	4,671
Universal Forest Products Inc.	106,925	4,567
Federal Signal Corp.	336,820	4,460
* Atlas Air Worldwide Holdings Inc.	133,505	4,408
* Taser International Inc.	284,799	4,397
* DXP Enterprises Inc.	58,807	4,333
John Bean Technologies Corp.	145,836	4,102
AAON Inc.	225,744	3,840
* Navigant Consulting Inc.	272,350	3,788
Encore Wire Corp.	100,185	3,716
Astec Industries Inc.	100,155	3,653
Quanex Building Products Corp.	199,496	3,609
Insperity Inc.	122,718	3,355
* Roadrunner Transportation Systems Inc.	144,960	3,304
* Aerovironment Inc.	106,330	3,197
Resources Connection Inc.	220,008	3,067
* Engility Holdings Inc.	92,729	2,890
Comfort Systems USA Inc.	201,667	2,733
Griffon Corp.	231,389	2,636
* Lydall Inc.	91,672	2,476
American Science & Engineering Inc.	42,180	2,336
* American Woodmark Corp.	62,458	2,302
Kelly Services Inc. Class A	146,909	2,302
Aceto Corp.	113,245	2,188
SkyWest Inc.	280,117	2,179
* Veritiv Corp.	43,010	2,153
* Gibraltar Industries Inc.	156,942	2,149
Powell Industries Inc.	49,654	2,029
Heidrick & Struggles International Inc.	88,552	1,819
General Cable Corp.	120,228	1,813
Viad Corp.	81,967	1,693
Celadon Group Inc.	86,841	1,689
National Presto Industries Inc.	26,432	1,605
* Orion Marine Group Inc.	147,420	1,471
* PGT Inc.	141,033	1,314
CDI Corp.	77,588	1,127
* Vicor Corp.	101,594	955
Titan International Inc.	75,337	891
		533,572
Information Technology (17.4%)
* TriQuint Semiconductor Inc.	905,906	17,276
* Tyler Technologies Inc.	170,946	15,112
MAXIMUS Inc.	366,492	14,707
* Synaptics Inc.	189,294	13,856
* Manhattan Associates Inc.	412,842	13,797

* Microsemi Corp.	501,817	12,751
* ViaSat Inc.	224,884	12,396
Anixter International Inc.	142,727	12,109
j2 Global Inc.	234,092	11,555
* Electronics For Imaging Inc.	250,155	11,049
Littelfuse Inc.	120,414	10,257
* Dealertrack Technologies Inc.	231,657	10,056
* Take-Two Interactive Software Inc.	434,440	10,022
Blackbaud Inc.	246,213	9,674
MKS Instruments Inc.	286,059	9,549
Heartland Payment Systems Inc.	197,987	9,448
* Sanmina Corp.	446,591	9,316
* NetScout Systems Inc.	200,231	9,171
* SYNNEX Corp.	140,752	9,097
* CACI International Inc. Class A	125,247	8,926
Power Integrations Inc.	159,431	8,595
* Cardtronics Inc.	241,199	8,490
* Synchronoss Technologies Inc.	181,784	8,322
Monolithic Power Systems Inc.	184,534	8,129
* Coherent Inc.	131,590	8,076
* GT Advanced Technologies Inc.	708,616	7,674
* Veeco Instruments Inc.	211,256	7,383
* Cirrus Logic Inc.	340,905	7,108
Methode Electronics Inc.	190,714	7,032
* iGATE Corp.	191,032	7,015
Tessera Technologies Inc.	260,681	6,929
* Progress Software Corp.	288,272	6,893
* Measurement Specialties Inc.	80,051	6,853
* Plexus Corp.	183,204	6,766
* Benchmark Electronics Inc.	293,519	6,519
* comScore Inc.	178,297	6,492
* OSI Systems Inc.	100,931	6,407
* MicroStrategy Inc. Class A	48,649	6,365
* NETGEAR Inc.	194,929	6,091
Monotype Imaging Holdings Inc.	208,817	5,914
MTS Systems Corp.	85,104	5,809
* Kulicke & Soffa Industries Inc.	405,605	5,772
* LogMeIn Inc.	122,804	5,658
NIC Inc.	321,080	5,529
* Bottomline Technologies de Inc.	195,127	5,384
* ScanSource Inc.	151,107	5,227
* Cabot Microelectronics Corp.	125,855	5,217
* Super Micro Computer Inc.	174,961	5,147
* Rogers Corp.	93,539	5,122
* Insight Enterprises Inc.	226,208	5,119
* Virtusa Corp.	136,562	4,856
CSG Systems International Inc.	183,117	4,812
* Diodes Inc.	195,645	4,680
* FARO Technologies Inc.	92,146	4,676
* Sykes Enterprises Inc.	212,571	4,247
* ExlService Holdings Inc.	165,580	4,042
Badger Meter Inc.	77,382	3,904
* Newport Corp.	210,944	3,738
* Advanced Energy Industries Inc.	197,892	3,718
Brooks Automation Inc.	335,712	3,528
* Interactive Intelligence Group Inc.	84,313	3,524
* Harmonic Inc.	542,333	3,438

* Blucora Inc.	221,798	3,380
* Ultratech Inc.	148,375	3,376
* LivePerson Inc.	265,915	3,348
* Rofin-Sinar Technologies Inc.	144,080	3,322
* CalAmp Corp.	188,257	3,317
Comtech Telecommunications Corp.	89,247	3,315
ManTech International Corp. Class A	121,168	3,265
Micrel Inc.	255,194	3,070
Epiq Systems Inc.	173,327	3,044
CTS Corp.	181,249	2,880
* Checkpoint Systems Inc.	222,035	2,715
* Perficient Inc.	181,010	2,713
* Ixia	295,733	2,703
* Monster Worldwide Inc.	485,595	2,671
Park Electrochemical Corp.	112,153	2,641
Forrester Research Inc.	71,581	2,638
* VASCO Data Security International Inc.	137,627	2,585
* TeleTech Holdings Inc.	103,240	2,538
Daktronics Inc.	203,706	2,504
Ebix Inc.	172,017	2,439
* Stamps.com Inc.	76,787	2,439
* Exar Corp.	255,591	2,288
* DTS Inc.	90,484	2,285
* Digital River Inc.	156,803	2,277
* Mercury Systems Inc.	174,972	1,926
* Dice Holdings Inc.	219,056	1,836
* TTM Technologies Inc.	267,969	1,825
* Nanometrics Inc.	119,568	1,805
* Liquidity Services Inc.	125,952	1,732
Oplink Communications Inc.	101,715	1,711
* Rudolph Technologies Inc.	177,447	1,606
* XO Group Inc.	136,566	1,531
Black Box Corp.	65,341	1,524
Cohu Inc.	124,908	1,495
* CEVA Inc.	111,033	1,492
* QLogic Corp.	148,408	1,359
Bel Fuse Inc. Class B	54,805	1,356
* Ciber Inc.	364,335	1,250
* Kopin Corp.	333,705	1,135
* Pericom Semiconductor Corp.	115,288	1,123
* DSP Group Inc.	121,489	1,078
* Digi International Inc.	140,784	1,056
* Procera Networks Inc.	109,211	1,046
* Agilysys Inc.	76,727	900
* Entropic Communications Inc.	230,444	613
* QuinStreet Inc.	92,406	383
Electro Scientific Industries Inc.	41,803	284
* II-VI Inc.	17,918	211
* Fabrinet	6,457	94
* Tangoe Inc.	5,192	70
* Rubicon Technology Inc.	5,566	24
		574,542
Materials (6.2%)
US Silica Holdings Inc.	282,192	17,640
* KapStone Paper and Packaging Corp.	430,998	12,055
HB Fuller Co.	268,545	10,661
* Stillwater Mining Co.	641,716	9,645

Balchem Corp.	160,965	9,106
* SunCoke Energy Inc.	377,179	8,468
Kaiser Aluminum Corp.	100,642	7,671
* Century Aluminum Co.	277,206	7,199
* AK Steel Holding Corp.	891,402	7,140
Schweitzer-Mauduit International Inc.	168,983	6,981
* Flotek Industries Inc.	252,641	6,586
Innophos Holdings Inc.	118,124	6,507
* Clearwater Paper Corp.	107,617	6,469
Globe Specialty Metals Inc.	347,966	6,330
* Boise Cascade Co.	206,283	6,217
A Schulman Inc.	159,505	5,768
* Calgon Carbon Corp.	291,817	5,655
PH Glatfelter Co.	231,760	5,087
Quaker Chemical Corp.	70,818	5,077
* Headwaters Inc.	393,684	4,937
Neenah Paper Inc.	86,558	4,629
Stepan Co.	102,204	4,536
OM Group Inc.	172,006	4,464
* RTI International Metals Inc.	159,915	3,944
Deltic Timber Corp.	60,190	3,751
* LSB Industries Inc.	102,797	3,671
Materion Corp.	110,979	3,404
* Kraton Performance Polymers Inc.	175,355	3,123
Haynes International Inc.	66,547	3,060
Myers Industries Inc.	144,434	2,548
Tredegar Corp.	135,550	2,495
Wausau Paper Corp.	266,845	2,116
Zep Inc.	122,543	1,718
Hawkins Inc.	43,745	1,573
* Intrepid Potash Inc.	96,119	1,485
American Vanguard Corp.	108,198	1,212
Olympic Steel Inc.	49,775	1,024
Koppers Holdings Inc.	30,672	1,017
* AM Castle & Co.	92,209	787
FutureFuel Corp.	792	9
		205,765
Telecommunication Services (0.6%)
Consolidated Communications Holdings Inc.	198,191	4,965
* Cincinnati Bell Inc.	1,122,078	3,781
Atlantic Tele-Network Inc.	53,465	2,882
* General Communication Inc. Class A	174,367	1,902
Spok Holdings Inc.	117,909	1,534
* 8x8 Inc.	190,278	1,271
Lumos Networks Corp.	72,663	1,181
NTELOS Holdings Corp.	82,374	876
		18,392
Utilities (3.5%)
Piedmont Natural Gas Co. Inc.	409,470	13,730
Southwest Gas Corp.	250,092	12,150
New Jersey Resources Corp.	221,771	11,202
UIL Holdings Corp.	300,460	10,636
Laclede Group Inc.	221,160	10,262
Avista Corp.	310,851	9,490
NorthWestern Corp.	206,836	9,382
South Jersey Industries Inc.	173,546	9,260

ALLETE Inc.			196,930	8,742
El Paso Electric Co.			216,597	7,917
American States Water Co.			208,364	6,338
Northwest Natural Gas Co.			145,449	6,145
				115,254
Total Common Stocks (Cost $2,212,134)				3,303,212
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
3 Vanguard Market Liquidity Fund	0.109%		4,538,357	4,538

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae Discount Notes	0.080%	10/1/14	100	100
[4,5] Fannie Mae Discount Notes	0.080%	10/6/14	400	400
6 Federal Home Loan Bank Discount Notes	0.038%	11/19/14	200	200
				700
Total Temporary Cash Investments (Cost $5,238)				5,238
Total Investments (100.1%) (Cost $2,217,372)				3,308,450
Other Assets and Liabilities-Net (-0.1%)				(3,851)
Net Assets (100%)				3,304,599
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Tax-Managed Small-Cap Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,303,212	—	—
Temporary Cash Investments	4,538	700	—
Futures Contracts—Assets[1]	58	—	—
Futures Contracts—Liabilities[1]	(115)	—	—
Total	3,307,693	700	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	10	1,097	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Tax-Managed Small-Cap Fund

gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $2,217,372,000. Net unrealized appreciation of investment securities for tax purposes was $1,091,078,000, consisting of unrealized gains of $1,115,543,000 on securities that had risen in value since their purchase and $24,465,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (7.2%)
Commonwealth Bank of Australia	5,055,899	332,896
BHP Billiton Ltd.	10,082,941	297,182
Westpac Banking Corp.	9,677,072	271,671
Australia & New Zealand Banking Group Ltd.	8,660,955	234,126
National Australia Bank Ltd.	7,432,982	211,423
Wesfarmers Ltd.	3,576,995	131,820
Woolworths Ltd.	3,854,696	115,426
CSL Ltd.	1,609,265	104,323
Woodside Petroleum Ltd.	2,252,034	79,965
Rio Tinto Ltd.	1,369,048	71,295
Telstra Corp. Ltd.	13,776,279	63,919
Suncorp Group Ltd.	4,042,079	49,683
* Scentre Group	16,265,283	46,799
Macquarie Group Ltd.	914,958	46,041
Origin Energy Ltd.	3,412,084	44,624
AMP Ltd.	9,206,353	43,912
QBE Insurance Group Ltd.	4,216,075	42,936
Brambles Ltd.	4,879,855	40,595
* Westfield Corp.	6,071,524	39,563
Insurance Australia Group Ltd.	7,220,671	38,698
Transurban Group	5,646,887	38,126
Amcor Ltd.	3,790,892	37,550
Santos Ltd.	2,999,991	35,882
Oil Search Ltd.	3,608,411	28,163
Aurizon Holdings Ltd.	6,441,150	25,515
Stockland	7,238,365	25,007
AGL Energy Ltd.	2,072,548	24,552
Goodman Group	5,378,249	24,306
* Newcrest Mining Ltd.	2,395,582	22,016
Lend Lease Group	1,688,427	21,200
Sonic Healthcare Ltd.	1,242,558	19,067
ASX Ltd.	602,097	18,884
Orica Ltd.	1,142,531	18,856
GPT Group	5,549,834	18,795
Ramsay Health Care Ltd.	406,255	17,802
Dexus Property Group	18,096,729	17,571
Mirvac Group	11,505,114	17,307
APA Group	2,535,949	16,498
Computershare Ltd.	1,551,426	16,497
Asciano Ltd.	3,063,744	16,195
Fortescue Metals Group Ltd.	5,045,311	15,328
Seek Ltd.	1,054,659	14,922
James Hardie Industries plc	1,375,558	14,392
Crown Resorts Ltd.	1,187,757	14,342
Bendigo & Adelaide Bank Ltd.	1,362,184	14,208
Coca-Cola Amatil Ltd.	1,681,033	12,905
CFS Retail Property Trust Group	7,002,269	12,225
Sydney Airport	3,269,221	12,206
Incitec Pivot Ltd.	5,096,965	12,074

	Tatts Group Ltd.	4,349,634	11,975
*	Alumina Ltd.	7,662,354	11,349
	Challenger Ltd.	1,821,802	11,337
	Bank of Queensland Ltd.	1,080,418	10,997
	Cochlear Ltd.	178,679	10,866
	Boral Ltd.	2,404,058	10,458
	Toll Holdings Ltd.	2,117,574	10,445
	Caltex Australia Ltd.	423,723	10,372
	Federation Centres	4,479,430	10,106
	Aristocrat Leisure Ltd.	1,956,597	10,005
	Iluka Resources Ltd.	1,315,475	9,048
	WorleyParsons Ltd.	674,562	9,037
*	BlueScope Steel Ltd.	1,751,050	8,291
	Ansell Ltd.	480,046	8,166
	Treasury Wine Estates Ltd.	2,019,662	7,466
	Echo Entertainment Group Ltd.	2,579,085	7,391
	Tabcorp Holdings Ltd.	2,292,590	7,250
	IOOF Holdings Ltd.	942,417	7,035
	Metcash Ltd.	2,855,109	6,575
	Flight Centre Travel Group Ltd.	175,734	6,573
	REA Group Ltd.	165,421	6,257
*	AusNet Services	5,228,583	6,237
	DuluxGroup Ltd.	1,155,047	5,614
	Orora Ltd.	3,802,475	5,451
	TPG Telecom Ltd.	899,292	5,387
	ALS Ltd.	1,165,575	5,364
	Leighton Holdings Ltd.	316,947	5,361
	Perpetual Ltd.	137,832	5,319
*,^ Sims Metal Management Ltd.		534,969	5,249
	Downer EDI Ltd.	1,352,653	5,217
	Harvey Norman Holdings Ltd.	1,595,056	5,064
	Recall Holdings Ltd.	980,945	4,817
	CSR Ltd.	1,590,106	4,633
*	Qantas Airways Ltd.	3,492,799	4,243
	Adelaide Brighton Ltd.	1,396,788	3,924
	Platinum Asset Management Ltd.	705,987	3,740
	Fairfax Media Ltd.	5,340,129	3,615
	OZ Minerals Ltd.	954,681	3,238
	Macquarie Atlas Roads Group	1,280,376	3,223
	Goodman Fielder Ltd.	5,551,890	3,049
	Shopping Centres Australasia Property Group	2,020,773	2,970
^	Arrium Ltd.	9,190,827	2,929
	Seven West Media Ltd.	2,046,935	2,877
*,^ Whitehaven Coal Ltd.		1,832,781	2,738
	Nufarm Ltd.	553,356	2,385
	GWA Group Ltd.	964,332	2,164
	New Hope Corp. Ltd.	783,672	1,787
*	Ten Network Holdings Ltd.	5,807,564	1,219
			3,188,101
Austria (0.2%)
	Erste Group Bank AG	917,148	20,941
	OMV AG	452,128	15,204
	Voestalpine AG	352,014	13,901
	Andritz AG	228,652	12,175
	IMMOFINANZ AG	2,995,262	8,474
	Raiffeisen Bank International AG	368,701	7,987
	Vienna Insurance Group AG Wiener Versicherung Gruppe	121,001	5,451

^ Verbund AG	209,135	4,210
^ Telekom Austria AG	292,730	2,636
Strabag SE	51,544	1,215
		92,194
Belgium (1.2%)
Anheuser-Busch InBev NV	2,506,078	277,920
* KBC Groep NV	864,577	45,897
UCB SA	382,740	34,681
Solvay SA Class A	177,239	27,221
Groupe Bruxelles Lambert SA	243,858	22,337
Delhaize Group SA	318,058	22,104
Ageas	666,120	22,085
Belgacom SA	439,493	15,302
Umicore SA	345,086	15,045
RTL Group SA	121,452	10,400
^ Colruyt SA	207,848	9,159
* Telenet Group Holding NV	153,430	8,814
		510,965
Denmark (1.5%)
Novo Nordisk A/S Class B	6,120,517	291,409
Danske Bank A/S	2,471,684	67,002
AP Moeller - Maersk A/S Class B	21,116	50,021
AP Moeller - Maersk A/S Class A	14,154	32,649
Novozymes A/S	736,406	31,868
Carlsberg A/S Class B	332,317	29,514
Pandora A/S	377,387	29,465
* Vestas Wind Systems A/S	697,797	27,205
Coloplast A/S Class B	315,212	26,361
TDC A/S	2,510,922	19,022
DSV A/S	545,477	15,338
* Jyske Bank A/S	223,567	12,056
Chr Hansen Holding A/S	275,786	10,646
* ISS A/S	295,752	8,008
Tryg A/S	74,526	7,732
* William Demant Holding A/S	78,114	5,987
H Lundbeck A/S	186,109	4,148
Rockwool International A/S Class B	19,913	2,878
^ FLSmidth & Co. A/S	630	30
		671,339
Finland (0.8%)
Nokia Oyj	11,765,943	99,906
Sampo Oyj Class A	1,478,337	71,480
Kone Oyj Class B	1,192,990	47,762
Fortum Oyj	1,399,063	34,112
UPM-Kymmene Oyj	1,671,202	23,757
Wartsila OYJ Abp	489,433	21,809
Stora Enso Oyj	1,806,478	14,988
Metso Oyj	420,112	14,884
Nokian Renkaat Oyj	418,581	12,559
Orion Oyj Class B	311,980	12,181
Neste Oil Oyj	402,997	8,294
Kesko Oyj Class B	212,615	7,589
		369,321
France (8.7%)
Total SA	6,382,418	413,290
Sanofi	3,596,116	406,617

BNP Paribas SA	3,068,378	203,644
AXA SA	5,961,589	146,850
Schneider Electric SE	1,736,185	133,205
Air Liquide SA	1,075,663	131,146
LVMH Moet Hennessy Louis Vuitton SA	786,841	127,770
L'Oreal SA	746,399	118,376
Danone SA	1,750,757	117,242
Societe Generale SA	2,242,710	114,396
GDF Suez	4,469,326	112,093
Airbus Group NV	1,740,882	109,433
Vivendi SA	3,992,201	96,403
Vinci SA	1,495,572	86,790
Orange SA	5,658,498	84,440
Pernod Ricard SA	616,819	69,812
Essilor International SA	618,024	67,778
Cie de St-Gobain	1,435,820	65,605
Carrefour SA	1,856,908	57,350
Cie Generale des Etablissements Michelin	588,078	55,392
Safran SA	824,584	53,461
Credit Agricole SA	3,230,059	48,689
Kering	231,629	46,701
Legrand SA	834,191	43,348
Renault SA	586,446	42,424
Publicis Groupe SA	616,490	42,247
Lafarge SA	573,047	41,240
Cap Gemini SA	460,941	33,056
SES SA	932,675	32,269
Technip SA	337,254	28,291
Sodexo	283,927	27,774
Christian Dior SA	162,758	27,266
Valeo SA	243,745	27,084
Electricite de France SA	817,828	26,830
* Alcatel-Lucent	8,596,459	26,514
Dassault Systemes	398,572	25,604
Accor SA	544,097	24,097
Veolia Environnement SA	1,360,115	23,983
* Alstom SA	677,235	23,223
Natixis	2,904,727	19,984
Casino Guichard Perrachon SA	180,495	19,419
Zodiac Aerospace	603,033	19,230
Bouygues SA	590,524	19,094
AtoS	243,800	17,655
Groupe Eurotunnel SA	1,444,989	17,651
Thales SA	319,221	16,990
Vallourec SA	367,515	16,913
Eutelsat Communications SA	514,618	16,604
Rexel SA	881,450	16,461
Edenred	633,480	15,610
Iliad SA	72,928	15,384
STMicroelectronics NV	1,982,448	15,306
Bureau Veritas SA	686,432	15,171
* Peugeot SA	1,171,951	14,996
Aeroports de Paris	124,335	14,888
Gecina SA	107,551	14,103
SCOR SE	440,439	13,756
Suez Environnement Co.	810,257	13,705
Klepierre	305,801	13,376

	Arkema SA	186,776	12,516
	Wendel SA	96,982	10,991
	Societe BIC SA	84,539	10,898
	CNP Assurances	516,633	9,725
^	Bollore SA	17,037	9,662
	Fonciere Des Regions	105,615	9,513
	Lagardere SCA	354,703	9,492
	ICADE	110,673	9,345
	Eurazeo SA	120,747	8,683
^	Hermes International	26,049	7,791
	Imerys SA	102,846	7,582
	Eiffage SA	127,429	7,104
	JCDecaux SA	208,575	6,578
	SEB SA	83,512	6,298
*,^ Numericable Group SA		101,564	5,420
^	Remy Cointreau SA	73,959	5,327
	Ipsen SA	107,495	5,286
	BioMerieux	44,744	4,633
	Societe Television Francaise 1	332,745	4,484
	Euler Hermes Group	41,504	4,430
*,^ Air France-KLM		466,944	4,373
*,^ CGG SA		7,200	66
			3,848,226
Germany (8.0%)
	Bayer AG	2,598,197	361,510
	Siemens AG	2,490,636	296,367
	BASF SE	2,900,377	264,566
	Allianz SE	1,430,504	230,930
	Daimler AG	3,001,256	229,198
	SAP SE	2,808,218	202,669
	Deutsche Bank AG	4,333,481	151,315
	Deutsche Telekom AG	9,792,437	148,225
	Linde AG	581,240	111,255
	Bayerische Motoren Werke AG	1,021,336	109,155
	E.ON SE	5,826,644	106,405
	Volkswagen AG Preference Shares	482,337	99,607
	Deutsche Post AG	2,986,950	95,210
	Muenchener Rueckversicherungs AG	481,203	94,926
	Continental AG	339,318	64,276
	Fresenius SE & Co. KGaA	1,231,756	60,811
	RWE AG	1,519,418	59,137
	Henkel AG & Co. KGaA Preference Shares	545,215	54,278
	adidas AG	657,290	49,044
	Fresenius Medical Care AG & Co. KGaA	663,239	46,198
*	Commerzbank AG	2,967,781	44,069
	Deutsche Boerse AG	578,214	38,828
	Porsche Automobil Holding SE Preference Shares	481,057	38,375
	Merck KGaA	405,847	37,304
	Infineon Technologies AG	3,523,441	36,267
*	ThyssenKrupp AG	1,333,447	34,813
	Henkel AG & Co. KGaA	367,273	34,250
	HeidelbergCement AG	441,771	29,078
	ProSiebenSat.1 Media AG	669,206	26,531
	Beiersdorf AG	313,536	26,087
	GEA Group AG	556,414	24,173
	Brenntag AG	485,411	23,758
	Symrise AG	381,984	20,291

Deutsche Wohnen AG	899,386	19,155
Volkswagen AG	92,462	19,105
K&S AG	601,494	16,968
* QIAGEN NV	736,773	16,692
Hugo Boss AG	132,307	16,494
LANXESS AG	287,632	15,849
Hannover Rueck SE	189,536	15,297
United Internet AG	352,774	14,978
* Metro AG	417,718	13,699
MTU Aero Engines AG	159,866	13,601
Wirecard AG	361,023	13,277
MAN SE	110,794	12,468
* Sky Deutschland AG	1,404,958	11,876
Deutsche Lufthansa AG	719,073	11,291
* OSRAM Licht AG	266,551	9,890
Kabel Deutschland Holding AG	66,763	9,057
TUI AG	598,578	8,914
Telefonica Deutschland Holding AG	1,682,491	8,775
Fuchs Petrolub SE Preference Shares	213,676	8,078
Fraport AG Frankfurt Airport Services Worldwide	115,967	7,604
Evonik Industries AG	219,731	7,574
Bilfinger SE	117,764	7,443
Axel Springer SE	130,395	7,159
Wacker Chemie AG	46,760	5,632
Hochtief AG	80,722	5,540
Celesio AG	147,394	4,894
Fielmann AG	79,414	4,866
Software AG	174,247	4,299
Talanx AG	118,397	3,933
Fuchs Petrolub SE	107,037	3,864
^ Suedzucker AG	246,275	3,848
Puma SE	8,530	1,973
		3,572,999
Greece (0.1%)
* National Bank of Greece SA	4,150,029	12,139
* Piraeus Bank SA	6,339,378	10,730
* Hellenic Telecommunications Organization SA	762,610	10,013
* Alpha Bank AE	12,023,783	9,321
OPAP SA	661,354	8,673
* National Bank of Greece SA ADR	618,638	1,862
		52,738
Hong Kong (3.3%)
AIA Group Ltd.	37,840,809	195,287
Hong Kong Exchanges and Clearing Ltd.	3,612,297	77,750
Hutchison Whampoa Ltd.	6,294,942	76,097
Sun Hung Kai Properties Ltd.	4,841,007	68,690
Cheung Kong Holdings Ltd.	4,148,279	68,239
Jardine Matheson Holdings Ltd.	748,196	44,584
Hong Kong & China Gas Co. Ltd.	19,491,015	42,243
Link REIT	7,176,835	41,415
Sands China Ltd.	7,584,810	39,568
CLP Holdings Ltd.	4,841,852	38,893
Hang Seng Bank Ltd.	2,402,495	38,553
Galaxy Entertainment Group Ltd.	6,556,901	38,070
Power Assets Holdings Ltd.	4,156,902	36,742
BOC Hong Kong Holdings Ltd.	11,293,135	35,951

	Wharf Holdings Ltd.	4,755,458	33,777
	Want Want China Holdings Ltd.	20,744,000	25,902
	Swire Pacific Ltd. Class A	1,990,186	25,619
	Hongkong Land Holdings Ltd.	3,687,000	25,060
	Jardine Strategic Holdings Ltd.	703,000	24,469
	Henderson Land Development Co. Ltd.	3,559,398	23,043
	Li & Fung Ltd.	18,096,934	20,540
	Hang Lung Properties Ltd.	7,013,415	19,935
	New World Development Co. Ltd.	15,727,636	18,322
	China Mengniu Dairy Co. Ltd.	4,240,522	17,450
	MTR Corp. Ltd.	4,362,108	17,105
	Bank of East Asia Ltd.	4,188,029	16,937
	Tingyi Cayman Islands Holding Corp.	5,964,541	15,669
	Sino Land Co. Ltd.	9,337,700	14,394
	Samsonite International SA	4,021,800	12,938
	AAC Technologies Holdings Inc.	2,196,929	12,729
	Hang Lung Group Ltd.	2,562,000	12,694
	Wheelock & Co. Ltd.	2,551,132	12,169
	Swire Properties Ltd.	3,674,614	11,449
	Techtronic Industries Co.	3,949,500	11,389
	Cheung Kong Infrastructure Holdings Ltd.	1,567,398	10,984
	SJM Holdings Ltd.	5,736,240	10,921
	Wynn Macau Ltd.	3,258,736	10,385
^	Prada SPA	1,604,500	9,710
	Hysan Development Co. Ltd.	1,970,359	9,091
*,2 WH Group Ltd.		9,847,331	8,091
	Yue Yuen Industrial Holdings Ltd.	2,611,863	7,890
^	Sun Art Retail Group Ltd.	6,882,500	7,775
	PCCW Ltd.	12,316,497	7,731
	First Pacific Co. Ltd.	7,352,697	7,627
	Esprit Holdings Ltd.	5,873,287	7,593
*	Semiconductor Manufacturing International Corp.	73,175,000	7,525
	NWS Holdings Ltd.	4,230,818	7,525
	ASM Pacific Technology Ltd.	751,637	7,434
	MGM China Holdings Ltd.	2,382,851	6,867
	Kerry Properties Ltd.	2,018,229	6,766
	Shangri-La Asia Ltd.	4,503,254	6,655
	VTech Holdings Ltd.	503,000	6,202
	Hopewell Holdings Ltd.	1,712,601	5,994
	Cathay Pacific Airways Ltd.	3,221,517	5,919
	Melco International Development Ltd.	2,524,000	5,850
	Television Broadcasts Ltd.	909,800	5,428
	Huabao International Holdings Ltd.	6,058,000	4,670
	New World China Land Ltd.	8,178,000	4,633
	Chow Tai Fook Jewellery Group Ltd.	3,464,200	4,504
*	Johnson Electric Holdings Ltd.	1,128,125	4,302
*	Citic 21CN Co. Ltd.	6,930,000	4,211
	Uni-President China Holdings Ltd.	4,086,200	4,093
*	Global Brands Group Holding Ltd.	18,160,934	3,999
	Xinyi Glass Holdings Ltd.	5,946,000	3,707
*	FIH Mobile Ltd.	7,030,001	3,655
	Orient Overseas International Ltd.	631,231	3,489
	Cafe de Coral Holdings Ltd.	1,024,000	3,466
	L'Occitane International SA	1,390,000	3,183
	Champion REIT	7,330,400	3,057
*	United Co. RUSAL plc	5,259,000	2,922
*,^ Brightoil Petroleum Holdings Ltd.		9,306,000	2,903

	Dah Sing Financial Holdings Ltd.	475,920	2,890
	Shun Tak Holdings Ltd.	5,732,000	2,813
	Lifestyle International Holdings Ltd.	1,472,500	2,769
	Great Eagle Holdings Ltd.	797,400	2,705
	Kerry Logistics Network Ltd.	1,722,114	2,683
*,^ Macau Legend Development Ltd.		5,080,034	2,570
^	Shougang Fushan Resources Group Ltd.	11,324,000	2,535
	China Travel International Investment Hong Kong Ltd.	8,256,800	2,438
	Shui On Land Ltd.	10,762,500	2,412
	Xinyi Solar Holdings Ltd.	7,032,000	2,304
	Towngas China Co. Ltd.	2,140,150	2,293
^	SA Sa International Holdings Ltd.	3,124,301	2,141
	Dah Sing Banking Group Ltd.	1,148,485	2,048
	Texwinca Holdings Ltd.	1,962,000	1,681
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		8,994,000	1,575
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,932,000	1,568
	Hopewell Highway Infrastructure Ltd.	2,894,000	1,416
	Parkson Retail Group Ltd.	4,436,500	1,283
	Kowloon Development Co. Ltd.	1,091,000	1,262
^	Hutchison Harbour Ring Ltd.	8,226,000	667
*	Sun Hung Kai Properties Ltd. Warrants Expire 04/08/2016	371,917	622
			1,483,104
Ireland (0.2%)
*	Bank of Ireland	86,419,600	33,789
	Kerry Group plc Class A	457,583	32,233
*	Ryanair Holdings plc ADR	303,950	17,152
	Smurfit Kappa Group plc	721,229	15,764
*	Ryanair Holdings plc	608,554	5,770
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			104,708
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	2,977,187	160,233
	Bank Hapoalim BM	3,097,021	17,462
*	Bank Leumi Le-Israel BM	3,937,642	15,948
	Bezeq The Israeli Telecommunication Corp. Ltd.	5,922,315	10,223
	Israel Chemicals Ltd.	1,391,085	9,993
	NICE-Systems Ltd.	167,036	6,819
	Delek Group Ltd.	14,737	5,577
*	Israel Discount Bank Ltd. Class A	2,844,728	4,894
	Elbit Systems Ltd.	74,899	4,644
*	Mizrahi Tefahot Bank Ltd.	360,951	4,315
*	Israel Corp. Ltd.	7,238	4,068
	Azrieli Group	114,594	3,935
	Gazit-Globe Ltd.	271,277	3,385
	Frutarom Industries Ltd.	112,588	2,857
	Osem Investments Ltd.	122,318	2,626
	Paz Oil Co. Ltd.	14,903	2,352
*	EZchip Semiconductor Ltd.	90,873	2,192
*	Partner Communications Co. Ltd.	275,761	1,964
	Harel Insurance Investments & Financial Services Ltd.	346,868	1,875
	Strauss Group Ltd.	100,214	1,849
	Cellcom Israel Ltd. (Registered)	154,694	1,710
*	Delek Energy Systems Ltd.	2,261	1,564
	Shikun & Binui Ltd.	625,667	1,557
*	Oil Refineries Ltd.	3,298,527	1,206
	Ormat Industries	164,339	1,158

Melisron Ltd.	40,421	1,087
* Clal Insurance Enterprises Holdings Ltd.	62,312	1,057
Delek Automotive Systems Ltd.	90,675	984
Migdal Insurance & Financial Holding Ltd.	658,796	963
First International Bank Of Israel Ltd.	62,517	956
Shufersal Ltd.	199,114	563
		280,016
Italy (2.4%)
Eni SPA	7,739,364	183,627
Intesa Sanpaolo SPA (Registered)	37,013,767	111,735
UniCredit SPA	14,184,477	111,432
Enel SPA	20,385,114	107,840
Assicurazioni Generali SPA	3,960,822	83,047
* Telecom Italia SPA (Registered)	32,784,746	37,499
Snam SPA	6,580,852	36,338
Tenaris SA	1,483,479	33,853
Atlantia SPA	1,247,678	30,650
Luxottica Group SPA	551,424	28,662
* Fiat SPA	2,673,779	25,769
CNH Industrial NV	2,881,887	22,828
Unione di Banche Italiane SCpA	2,716,364	22,703
Terna Rete Elettrica Nazionale SPA	4,483,906	22,507
Banca Monte dei Paschi di Siena SPA	13,805,046	18,071
Telecom Italia SPA (Bearer)	18,937,747	16,740
* Saipem SPA	784,578	16,638
Banco Popolare SC	1,133,209	16,504
* Mediobanca SPA	1,724,561	14,734
Pirelli & C. SPA	1,044,741	14,406
Enel Green Power SPA	4,871,103	12,433
Exor SPA	307,569	11,890
Prysmian SPA	637,756	11,800
* Finmeccanica SPA	1,197,197	11,585
* Mediaset SPA	2,107,340	8,033
UnipolSai SPA	2,570,680	7,237
Davide Campari-Milano SPA	887,290	6,391
Mediolanum SPA	805,406	5,690
^ GTECH SPA	206,639	4,891
Salvatore Ferragamo SPA	148,466	4,063
UnipolSai SPA	1,185,729	3,343
Buzzi Unicem SPA	228,165	3,102
Parmalat SPA	976,866	3,085
		1,049,126
Japan (21.2%)
Toyota Motor Corp.	8,322,748	489,704
Mitsubishi UFJ Financial Group Inc.	44,452,863	250,524
SoftBank Corp.	2,957,391	206,570
Honda Motor Co. Ltd.	5,634,335	193,313
Sumitomo Mitsui Financial Group Inc.	4,220,613	171,967
Mizuho Financial Group Inc.	75,177,493	134,206
Canon Inc.	3,555,244	115,673
FANUC Corp.	617,045	111,594
Hitachi Ltd.	14,570,335	111,318
Japan Tobacco Inc.	3,311,896	107,621
Takeda Pharmaceutical Co. Ltd.	2,431,416	105,700
KDDI Corp.	1,719,010	103,409
Astellas Pharma Inc.	6,936,658	103,312

Seven & I Holdings Co. Ltd.	2,450,849	95,060
Mitsui Fudosan Co. Ltd.	2,979,915	91,449
Mitsubishi Corp.	4,439,095	90,914
Mitsubishi Estate Co. Ltd.	3,975,585	89,599
East Japan Railway Co.	1,192,574	89,327
Mitsui & Co. Ltd.	5,436,855	85,761
Shin-Etsu Chemical Co. Ltd.	1,294,735	84,830
Mitsubishi Electric Corp.	6,205,924	82,732
Central Japan Railway Co.	595,388	80,311
Panasonic Corp.	6,683,462	79,656
Nissan Motor Co. Ltd.	7,972,744	77,177
NTT DOCOMO Inc.	4,418,584	74,003
Nippon Telegraph & Telephone Corp.	1,162,373	72,084
Murata Manufacturing Co. Ltd.	629,828	71,590
Tokio Marine Holdings Inc.	2,241,183	69,539
Bridgestone Corp.	2,094,711	69,282
Denso Corp.	1,499,844	69,197
Komatsu Ltd.	2,992,779	69,167
Nippon Steel & Sumitomo Metal Corp.	26,572,576	68,986
Nomura Holdings Inc.	11,026,708	65,602
Fuji Heavy Industries Ltd.	1,967,672	65,182
Mitsubishi Heavy Industries Ltd.	10,067,463	64,813
Kao Corp.	1,653,196	64,512
Keyence Corp.	143,283	62,212
Kubota Corp.	3,926,706	62,173
Toshiba Corp.	12,914,301	59,951
ITOCHU Corp.	4,875,385	59,543
Sony Corp.	3,132,880	56,227
ORIX Corp.	4,072,400	56,221
Fast Retailing Co. Ltd.	166,655	55,845
SMC Corp.	194,902	53,742
Dai-ichi Life Insurance Co. Ltd.	3,550,700	52,745
Daikin Industries Ltd.	837,976	51,982
Sumitomo Mitsui Trust Holdings Inc.	12,014,076	50,020
Sumitomo Realty & Development Co. Ltd.	1,361,257	48,498
Kyocera Corp.	1,016,410	47,473
Nidec Corp.	699,030	47,238
Hoya Corp.	1,329,436	44,643
FUJIFILM Holdings Corp.	1,438,873	44,212
Daiwa Securities Group Inc.	5,495,789	43,585
Suzuki Motor Corp.	1,313,287	43,555
Mazda Motor Corp.	1,671,591	42,048
Tokyo Gas Co. Ltd.	7,436,627	41,787
Otsuka Holdings Co. Ltd.	1,209,249	41,681
Inpex Corp.	2,894,200	40,918
Asahi Group Holdings Ltd.	1,352,146	39,112
Sumitomo Corp.	3,536,066	39,028
Secom Co. Ltd.	650,989	38,782
MS&AD Insurance Group Holdings Inc.	1,707,708	37,249
Kirin Holdings Co. Ltd.	2,789,125	37,003
Daiwa House Industry Co. Ltd.	2,029,332	36,457
Nintendo Co. Ltd.	333,777	36,358
Marubeni Corp.	5,232,413	35,805
Sumitomo Electric Industries Ltd.	2,405,809	35,615
Tokyo Electron Ltd.	539,069	35,134
JX Holdings Inc.	7,604,507	35,063
Eisai Co. Ltd.	866,039	35,030

Fujitsu Ltd.	5,592,221	34,418
Daiichi Sankyo Co. Ltd.	2,182,897	34,302
Asahi Kasei Corp.	4,186,069	34,043
* Olympus Corp.	935,377	33,543
Resona Holdings Inc.	5,925,422	33,428
JFE Holdings Inc.	1,614,811	32,258
Toray Industries Inc.	4,868,923	32,188
Omron Corp.	691,146	31,411
Oriental Land Co. Ltd.	165,647	31,303
Shimano Inc.	247,566	30,115
Sompo Japan Nipponkoa Holdings Inc.	1,213,452	29,437
Ajinomoto Co. Inc.	1,766,753	29,381
Daito Trust Construction Co. Ltd.	240,580	28,449
Nitto Denko Corp.	518,570	28,395
NEC Corp.	8,182,784	28,283
Isuzu Motors Ltd.	1,999,056	28,271
Rakuten Inc.	2,448,500	28,186
Terumo Corp.	1,145,264	27,476
Dentsu Inc.	706,578	26,914
West Japan Railway Co.	596,826	26,710
T&D Holdings Inc.	2,076,795	26,687
Tokyu Corp.	3,969,264	26,014
Ono Pharmaceutical Co. Ltd.	292,421	25,966
Toyota Industries Corp.	532,288	25,751
* Chubu Electric Power Co. Inc.	2,229,336	25,594
Unicharm Corp.	1,110,378	25,307
Osaka Gas Co. Ltd.	6,218,036	24,968
Ricoh Co. Ltd.	2,199,942	23,635
Mitsubishi Motors Corp.	1,946,626	23,613
Yamato Holdings Co. Ltd.	1,264,751	23,551
Sumitomo Metal Mining Co. Ltd.	1,673,113	23,547
IHI Corp.	4,470,725	23,169
Hankyu Hanshin Holdings Inc.	3,967,636	23,104
Shionogi & Co. Ltd.	1,003,793	23,038
* Kansai Electric Power Co. Inc.	2,437,659	23,034
Aisin Seiki Co. Ltd.	620,350	22,391
Makita Corp.	395,953	22,368
Aeon Co. Ltd.	2,185,698	21,777
Bank of Yokohama Ltd.	3,935,925	21,643
TDK Corp.	386,507	21,621
NSK Ltd.	1,490,670	21,262
Seiko Epson Corp.	439,100	21,157
Sekisui House Ltd.	1,784,873	21,036
NGK Insulators Ltd.	880,148	20,980
Mitsubishi Chemical Holdings Corp.	4,259,015	20,966
Japan Exchange Group Inc.	861,853	20,457
Shizuoka Bank Ltd.	1,985,033	20,439
Shiseido Co. Ltd.	1,231,424	20,313
NGK Spark Plug Co. Ltd.	687,745	20,237
Chugai Pharmaceutical Co. Ltd.	699,113	20,236
Dai Nippon Printing Co. Ltd.	1,957,888	19,646
Kawasaki Heavy Industries Ltd.	4,848,737	19,385
Sysmex Corp.	480,560	19,352
LIXIL Group Corp.	894,299	19,079
JGC Corp.	697,966	19,070
Rohm Co. Ltd.	299,236	18,841
Kintetsu Corp.	5,591,588	18,811

	Taisei Corp.	3,331,063	18,793
	Yakult Honsha Co. Ltd.	342,625	17,995
	Odakyu Electric Railway Co. Ltd.	1,963,360	17,954
	MEIJI Holdings Co. Ltd.	222,909	17,628
	Asahi Glass Co. Ltd.	3,231,694	17,531
	Sumitomo Chemical Co. Ltd.	4,835,827	17,272
	Toyota Tsusho Corp.	708,543	17,259
	Yamaha Motor Co. Ltd.	878,885	17,222
	Tohoku Electric Power Co. Inc.	1,500,666	17,056
	Tobu Railway Co. Ltd.	3,378,173	16,986
	Konica Minolta Inc.	1,571,113	16,985
	Chiba Bank Ltd.	2,430,281	16,906
	Shimizu Corp.	2,055,359	16,219
	Nippon Paint Co. Ltd.	717,000	16,174
*	Tokyo Electric Power Co. Inc.	4,593,414	16,083
	Nikon Corp.	1,105,933	15,995
	Yahoo Japan Corp.	4,198,800	15,959
	Bandai Namco Holdings Inc.	614,107	15,799
*	Kyushu Electric Power Co. Inc.	1,459,686	15,734
	Sekisui Chemical Co. Ltd.	1,342,600	15,430
	Electric Power Development Co. Ltd.	460,004	15,031
	Minebea Co. Ltd.	1,100,000	15,012
	Kobe Steel Ltd.	9,215,055	14,965
	Nitori Holdings Co. Ltd.	240,282	14,887
	Isetan Mitsukoshi Holdings Ltd.	1,140,562	14,844
	Brother Industries Ltd.	793,483	14,664
	Obayashi Corp.	2,130,751	14,582
	Lawson Inc.	206,432	14,443
	NTT Data Corp.	396,500	14,303
	Taiheiyo Cement Corp.	3,780,623	14,259
*,^ Sharp Corp.		4,991,910	14,201
	Suntory Beverage & Food Ltd.	397,918	14,091
	Keio Corp.	1,901,923	14,054
	Santen Pharmaceutical Co. Ltd.	250,754	14,042
	Toppan Printing Co. Ltd.	1,911,365	13,736
	Nippon Yusen KK	5,074,399	13,379
	Asics Corp.	583,678	13,164
	NH Foods Ltd.	613,536	13,027
	Keikyu Corp.	1,559,142	13,015
	Fukuoka Financial Group Inc.	2,698,986	12,875
	Kajima Corp.	2,688,891	12,871
	Kuraray Co. Ltd.	1,093,884	12,850
	Nissin Foods Holdings Co. Ltd.	247,163	12,833
	Kikkoman Corp.	601,537	12,784
	Mitsubishi Materials Corp.	3,931,591	12,721
	Chugoku Electric Power Co. Inc.	979,355	12,559
	Aozora Bank Ltd.	3,663,871	12,389
	Hirose Electric Co. Ltd.	98,617	12,175
	Suruga Bank Ltd.	607,641	12,124
^	Casio Computer Co. Ltd.	722,102	12,067
	Shinsei Bank Ltd.	5,615,028	12,052
	Kansai Paint Co. Ltd.	805,431	12,042
	JTEKT Corp.	709,579	11,894
	Nippon Express Co. Ltd.	2,834,931	11,874
	Hino Motors Ltd.	847,137	11,854
	Mitsui OSK Lines Ltd.	3,522,445	11,255
	Oji Holdings Corp.	2,970,780	11,247

Trend Micro Inc.	327,855	11,109
Nagoya Railroad Co. Ltd.	2,740,000	10,990
Amada Co. Ltd.	1,147,643	10,942
TOTO Ltd.	993,179	10,927
Hitachi Metals Ltd.	600,350	10,821
JSR Corp.	619,744	10,816
Daicel Corp.	994,689	10,765
Yaskawa Electric Corp.	791,778	10,760
Koito Manufacturing Co. Ltd.	393,656	10,709
Joyo Bank Ltd.	2,144,920	10,557
Kyowa Hakko Kirin Co. Ltd.	853,033	10,493
Tokyo Tatemono Co. Ltd.	1,292,000	10,469
Stanley Electric Co. Ltd.	482,932	10,455
Daihatsu Motor Co. Ltd.	656,604	10,419
J Front Retailing Co. Ltd.	793,483	10,381
Japan Airlines Co. Ltd.	379,164	10,375
Hamamatsu Photonics KK	218,131	10,364
Mitsubishi Tanabe Pharma Corp.	705,523	10,353
Yokogawa Electric Corp.	783,867	10,306
Toyo Suisan Kaisha Ltd.	309,971	10,293
Don Quijote Holdings Co. Ltd.	178,408	10,238
USS Co. Ltd.	668,850	10,232
Rinnai Corp.	122,580	10,170
Sega Sammy Holdings Inc.	626,498	10,087
Tokyu Fudosan Holdings Corp.	1,467,071	10,072
Taisho Pharmaceutical Holdings Co. Ltd.	147,118	10,070
Nomura Research Institute Ltd.	310,378	10,038
Sumitomo Heavy Industries Ltd.	1,774,770	9,996
Iyo Bank Ltd.	976,937	9,890
Hulic Co. Ltd.	928,381	9,833
Credit Saison Co. Ltd.	500,877	9,652
Bank of Kyoto Ltd.	1,147,714	9,537
Alps Electric Co. Ltd.	544,500	9,360
THK Co. Ltd.	374,915	9,342
Hisamitsu Pharmaceutical Co. Inc.	257,033	9,230
Toho Gas Co. Ltd.	1,610,095	9,066
Fuji Electric Co. Ltd.	1,872,559	9,063
Keisei Electric Railway Co. Ltd.	900,312	9,039
Hiroshima Bank Ltd.	1,836,302	9,023
^ Seibu Holdings Inc.	450,846	9,003
Nabtesco Corp.	374,898	8,981
M3 Inc.	557,600	8,942
Ryohin Keikaku Co. Ltd.	74,900	8,930
Hachijuni Bank Ltd.	1,485,629	8,928
Sony Financial Holdings Inc.	546,329	8,837
Alfresa Holdings Corp.	604,288	8,699
ANA Holdings Inc.	3,675,965	8,545
Gunma Bank Ltd.	1,471,958	8,485
Ebara Corp.	1,414,000	8,476
Mitsubishi Gas Chemical Co. Inc.	1,329,009	8,473
Toho Co. Ltd.	373,600	8,441
Seven Bank Ltd.	2,057,049	8,383
Hokuhoku Financial Group Inc.	4,244,000	8,319
MISUMI Group Inc.	275,100	8,312
Chugoku Bank Ltd.	565,478	8,305
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,575,360	8,239
Nisshin Seifun Group Inc.	831,683	8,228

Nissan Chemical Industries Ltd.	463,300	8,223
NOK Corp.	357,394	8,205
Kurita Water Industries Ltd.	366,857	8,183
Taiyo Nippon Sanso Corp.	924,212	8,159
* Mitsui Chemicals Inc.	2,918,133	8,122
Benesse Holdings Inc.	247,350	8,115
Air Water Inc.	541,733	8,070
Shimadzu Corp.	931,050	8,066
Sumitomo Rubber Industries Ltd.	561,298	7,985
^ Yamada Denki Co. Ltd.	2,728,020	7,963
Hakuhodo DY Holdings Inc.	780,370	7,900
Shimamura Co. Ltd.	85,160	7,829
TonenGeneral Sekiyu KK	889,576	7,781
Hokuriku Electric Power Co.	587,432	7,717
Yokohama Rubber Co. Ltd.	884,000	7,660
Tosoh Corp.	1,886,000	7,652
Keihan Electric Railway Co. Ltd.	1,776,000	7,638
Obic Co. Ltd.	212,500	7,605
Miraca Holdings Inc.	183,297	7,585
Calbee Inc.	231,564	7,568
FamilyMart Co. Ltd.	196,026	7,481
SBI Holdings Inc.	664,829	7,452
Mabuchi Motor Co. Ltd.	85,058	7,421
AEON Financial Service Co. Ltd.	346,320	7,411
Takashimaya Co. Ltd.	884,838	7,401
NTN Corp.	1,637,000	7,395
Japan Airport Terminal Co. Ltd.	182,900	7,341
Teijin Ltd.	3,029,082	7,319
Nankai Electric Railway Co. Ltd.	1,586,000	7,295
Yamaguchi Financial Group Inc.	770,631	7,289
Hoshizaki Electric Co. Ltd.	156,000	7,280
Yamaha Corp.	550,890	7,202
GS Yuasa Corp.	1,219,439	7,105
Ibiden Co. Ltd.	364,412	7,103
Kamigumi Co. Ltd.	734,413	6,955
Advantest Corp.	533,917	6,893
Suzuken Co. Ltd.	237,924	6,854
Citizen Holdings Co. Ltd.	1,042,482	6,845
Marui Group Co. Ltd.	829,896	6,834
COMSYS Holdings Corp.	393,900	6,799
Nippon Kayaku Co. Ltd.	555,000	6,788
Haseko Corp.	878,300	6,787
Tadano Ltd.	368,000	6,776
Idemitsu Kosan Co. Ltd.	316,476	6,722
Toyo Seikan Group Holdings Ltd.	541,081	6,708
Mitsubishi Logistics Corp.	463,575	6,660
Hitachi Construction Machinery Co. Ltd.	330,752	6,659
Nihon Kohden Corp.	125,000	6,559
MediPal Holdings Corp.	536,794	6,525
Sawai Pharmaceutical Co. Ltd.	113,400	6,523
Pigeon Corp.	114,600	6,494
Nomura Real Estate Holdings Inc.	376,476	6,474
Zeon Corp.	633,000	6,469
Otsuka Corp.	161,078	6,413
Sumitomo Dainippon Pharma Co. Ltd.	499,275	6,370
Kobayashi Pharmaceutical Co. Ltd.	104,100	6,358
Konami Corp.	304,659	6,353

Nippon Electric Glass Co. Ltd.	1,296,486	6,303
Dowa Holdings Co. Ltd.	752,000	6,266
* Shikoku Electric Power Co. Inc.	486,246	6,239
Iida Group Holdings Co. Ltd.	508,000	6,214
Tsuruha Holdings Inc.	111,700	6,213
Showa Denko KK	4,701,002	6,169
Sojitz Corp.	3,929,382	6,169
77 Bank Ltd.	1,158,000	6,103
Nishi-Nippon City Bank Ltd.	2,282,195	6,093
Kawasaki Kisen Kaisha Ltd.	2,861,055	6,086
Chiyoda Corp.	549,364	6,075
Kewpie Corp.	358,500	6,052
Kaneka Corp.	1,067,752	5,982
Kakaku.com Inc.	420,500	5,973
Sankyo Co. Ltd.	166,082	5,952
Sugi Holdings Co. Ltd.	141,500	5,942
Aeon Mall Co. Ltd.	310,855	5,938
Yamazaki Baking Co. Ltd.	456,007	5,869
Hitachi High-Technologies Corp.	203,704	5,858
DIC Corp.	2,597,000	5,837
Hitachi Chemical Co. Ltd.	326,098	5,792
Nippon Shinyaku Co. Ltd.	190,569	5,768
Showa Shell Sekiyu KK	603,422	5,757
NHK Spring Co. Ltd.	584,045	5,731
Nippon Shokubai Co. Ltd.	512,000	5,709
^ Sanrio Co. Ltd.	196,441	5,694
Zenkoku Hosho Co. Ltd.	202,906	5,669
Azbil Corp.	229,400	5,630
Ezaki Glico Co. Ltd.	163,000	5,621
Topcon Corp.	237,400	5,410
Toyo Tire & Rubber Co. Ltd.	315,400	5,397
* Japan Display Inc.	1,114,000	5,369
Mitsui Engineering & Shipbuilding Co. Ltd.	2,383,000	5,367
Ube Industries Ltd.	3,332,176	5,314
Tokai Tokyo Financial Holdings Inc.	768,500	5,285
Glory Ltd.	185,800	5,245
Maruichi Steel Tube Ltd.	210,052	5,158
Disco Corp.	75,800	5,155
Kaken Pharmaceutical Co. Ltd.	228,000	5,141
Sotetsu Holdings Inc.	1,391,000	5,035
Sohgo Security Services Co. Ltd.	214,000	5,034
Park24 Co. Ltd.	314,217	5,014
Square Enix Holdings Co. Ltd.	235,600	5,000
Nippon Paper Industries Co. Ltd.	333,110	4,988
Fujikura Ltd.	1,023,000	4,925
Japan Aviation Electronics Industry Ltd.	214,000	4,881
Sundrug Co. Ltd.	107,900	4,795
Tsumura & Co.	213,969	4,768
* Hokkaido Electric Power Co. Inc.	582,739	4,732
Denki Kagaku Kogyo KK	1,442,633	4,729
Nagase & Co. Ltd.	383,400	4,665
Mitsui Mining & Smelting Co. Ltd.	1,731,000	4,610
Takara Holdings Inc.	603,300	4,594
Sapporo Holdings Ltd.	1,192,000	4,584
H2O Retailing Corp.	273,200	4,574
Yamato Kogyo Co. Ltd.	136,789	4,566
Japan Steel Works Ltd.	1,135,538	4,562

	Toyoda Gosei Co. Ltd.	233,312	4,555
	Nishi-Nippon Railroad Co. Ltd.	1,199,000	4,523
	Resorttrust Inc.	201,600	4,510
	Sumitomo Forestry Co. Ltd.	416,500	4,481
	Shiga Bank Ltd.	810,000	4,461
	Daido Steel Co. Ltd.	1,117,580	4,455
	DMG Mori Seiki Co. Ltd.	347,200	4,449
	Izumi Co. Ltd.	129,700	4,411
	Lion Corp.	820,000	4,410
^	Dena Co. Ltd.	346,375	4,404
	Okasan Securities Group Inc.	610,516	4,344
	Furukawa Electric Co. Ltd.	2,154,514	4,330
	Temp Holdings Co. Ltd.	140,800	4,286
	Ushio Inc.	404,455	4,275
	Rohto Pharmaceutical Co. Ltd.	315,300	4,228
	Juroku Bank Ltd.	1,122,000	4,206
*,^ Acom Co. Ltd.		1,257,250	4,206
	Keiyo Bank Ltd.	815,000	4,154
	Kose Corp.	97,400	4,144
	Oracle Corp. Japan	104,924	4,095
	Awa Bank Ltd.	709,000	4,084
	Toyobo Co. Ltd.	2,804,000	4,067
	Sumitomo Osaka Cement Co. Ltd.	1,237,000	4,061
	House Foods Group Inc.	232,400	4,030
	Nisshinbo Holdings Inc.	478,000	4,019
	Coca-Cola East Japan Co. Ltd.	201,400	4,003
	OKUMA Corp.	500,000	3,996
	Taiyo Yuden Co. Ltd.	356,100	3,986
	Aoyama Trading Co. Ltd.	170,300	3,969
	Nissan Shatai Co. Ltd.	242,267	3,951
^	Sumco Corp.	325,296	3,945
	Seino Holdings Co. Ltd.	491,000	3,936
	Century Tokyo Leasing Corp.	147,900	3,934
	Nichirei Corp.	930,000	3,910
	TS Tech Co. Ltd.	159,900	3,889
	Wacoal Holdings Corp.	398,000	3,873
	K's Holdings Corp.	129,800	3,867
	Toda Corp.	762,000	3,834
	SKY Perfect JSAT Holdings Inc.	651,400	3,828
*,^ Aiful Corp.		901,100	3,790
	Daishi Bank Ltd.	1,081,000	3,774
	Ito En Ltd.	178,600	3,769
^	Kagome Co. Ltd.	238,200	3,766
	SCSK Corp.	139,500	3,752
	Shimachu Co. Ltd.	161,700	3,736
	Japan Petroleum Exploration Co.	97,255	3,733
	Senshu Ikeda Holdings Inc.	720,100	3,704
	KYORIN Holdings Inc.	182,200	3,700
	Matsumotokiyoshi Holdings Co. Ltd.	124,900	3,686
	Autobacs Seven Co. Ltd.	236,700	3,676
	UNY Group Holdings Co. Ltd.	686,400	3,648
	ABC-Mart Inc.	71,069	3,630
	NTT Urban Development Corp.	342,200	3,598
	Higo Bank Ltd.	650,000	3,575
	San-In Godo Bank Ltd.	502,000	3,543
	Lintec Corp.	166,200	3,513
	Cosmos Pharmaceutical Corp.	27,700	3,509

Kinden Corp.	341,193	3,509
Hitachi Capital Corp.	145,800	3,506
North Pacific Bank Ltd.	879,500	3,464
Musashino Bank Ltd.	104,300	3,463
Cosmo Oil Co. Ltd.	2,053,525	3,462
Anritsu Corp.	451,768	3,442
Nexon Co. Ltd.	416,163	3,432
Dainippon Screen Manufacturing Co. Ltd.	670,000	3,422
Tokai Rika Co. Ltd.	160,200	3,390
Start Today Co. Ltd.	156,000	3,388
Nanto Bank Ltd.	836,000	3,378
Kagoshima Bank Ltd.	529,000	3,361
Shochiku Co. Ltd.	360,000	3,347
Itochu Techno-Solutions Corp.	78,654	3,306
Jafco Co. Ltd.	91,100	3,285
Hokkoku Bank Ltd.	958,000	3,259
Rengo Co. Ltd.	717,000	3,221
Canon Marketing Japan Inc.	166,700	3,211
Hikari Tsushin Inc.	44,600	3,171
Matsui Securities Co. Ltd.	339,700	3,168
HIS Co. Ltd.	117,800	3,144
Hyakugo Bank Ltd.	781,000	3,136
* Nippon Sheet Glass Co. Ltd.	2,842,000	3,135
Kissei Pharmaceutical Co. Ltd.	124,700	3,127
Maeda Road Construction Co. Ltd.	199,000	3,093
Coca-Cola West Co. Ltd.	203,291	2,960
Nippo Corp.	161,000	2,951
Mochida Pharmaceutical Co. Ltd.	42,500	2,870
Fukuyama Transporting Co. Ltd.	564,000	2,812
Hyakujushi Bank Ltd.	860,000	2,754
^ Nipro Corp.	330,200	2,742
KYB Co. Ltd.	607,000	2,734
Onward Holdings Co. Ltd.	430,000	2,685
Calsonic Kansei Corp.	491,000	2,671
Toshiba TEC Corp.	399,000	2,585
Capcom Co. Ltd.	160,300	2,516
Asatsu-DK Inc.	100,100	2,511
Heiwa Corp.	126,200	2,494
Nisshin Steel Co. Ltd.	270,400	2,457
Takata Corp.	107,200	2,434
Pola Orbis Holdings Inc.	61,400	2,409
Exedy Corp.	93,600	2,371
Nippon Television Holdings Inc.	148,100	2,259
FP Corp.	78,100	2,182
Komeri Co. Ltd.	94,000	2,135
^ Toyota Boshoku Corp.	194,642	2,041
^ Gree Inc.	291,925	1,990
Fuji Media Holdings Inc.	133,000	1,979
* Orient Corp.	892,600	1,799
Hitachi Transport System Ltd.	137,000	1,770
Daikyo Inc.	919,000	1,720
Kandenko Co. Ltd.	331,000	1,671
PanaHome Corp.	236,000	1,641
Shinko Electric Industries Co. Ltd.	214,000	1,559
NS Solutions Corp.	50,400	1,501
Toppan Forms Co. Ltd.	130,900	1,349
Tokyo Broadcasting System Holdings Inc.	119,500	1,330

	Sumitomo Real Estate Sales Co. Ltd.	47,160	1,086
	TV Asahi Holdings Corp.	67,900	1,071
	Mitsubishi Shokuhin Co. Ltd.	45,900	1,042
	Tokai Rubber Industries Ltd.	114,800	1,015
*,^ Aplus Financial Co. Ltd.		291,100	380
			9,439,535
Netherlands (2.7%)
	Unilever NV	4,889,946	194,059
*	ING Groep NV	12,133,435	172,468
	ASML Holding NV	1,048,582	103,861
	Koninklijke Philips NV	2,928,626	93,130
	Unibail-Rodamco SE	305,473	78,555
	Akzo Nobel NV	762,254	52,155
	Heineken NV	687,653	51,357
	Aegon NV	5,975,573	49,204
	Reed Elsevier NV	1,976,686	44,844
	ArcelorMittal	3,139,233	42,952
	Koninklijke Ahold NV	2,582,149	41,768
	Koninklijke DSM NV	548,828	33,840
*	Koninklijke KPN NV	9,757,350	31,240
	Wolters Kluwer NV	928,089	24,750
^	Gemalto NV	247,847	22,757
*	Ziggo NV	452,460	21,189
	Heineken Holding NV	307,712	20,317
	Randstad Holding NV	339,099	15,754
*	Altice SA	264,740	14,044
	Koninklijke Boskalis Westminster NV	243,226	13,679
	Koninklijke Vopak NV	208,919	11,258
	Corio NV	215,279	10,552
	TNT Express NV	1,464,950	9,242
*	SBM Offshore NV	569,044	8,251
*	OCI	258,214	7,965
	Fugro NV	236,728	7,148
			1,176,339
New Zealand (0.2%)
	Fletcher Building Ltd.	2,152,320	14,753
	Spark New Zealand Ltd.	5,705,270	13,222
*	Auckland International Airport Ltd.	2,792,954	8,391
	Ryman Healthcare Ltd.	1,286,862	7,842
	Fisher & Paykel Healthcare Corp. Ltd.	1,688,423	6,842
	SKY Network Television Ltd.	1,210,291	5,949
	Contact Energy Ltd.	1,146,038	5,350
	SKYCITY Entertainment Group Ltd.	1,809,988	5,156
*,^ Xero Ltd.		243,120	4,086
	Kiwi Income Property Trust	3,191,681	2,901
	Air New Zealand Ltd.	1,579,647	2,395
	Vector Ltd.	786,740	1,646
	Warehouse Group Ltd.	446,270	1,065
			79,598
Norway (0.8%)
	Statoil ASA	3,005,408	81,825
	DNB ASA	3,363,401	62,943
	Telenor ASA	2,181,060	47,869
	Seadrill Ltd.	1,105,609	29,540
	Yara International ASA	552,280	27,737
	Norsk Hydro ASA	4,204,260	23,505

	Orkla ASA	2,452,577	22,169
	Schibsted ASA	254,425	13,812
	Marine Harvest ASA	901,629	12,611
	Subsea 7 SA	881,738	12,600
	Gjensidige Forsikring ASA	537,393	11,362
*,2 Aker Solutions ASA		465,712	4,639
	Akastor ASA	465,712	1,875
			352,487
Portugal (0.2%)
	EDP - Energias de Portugal SA	7,966,527	34,740
	Galp Energia SGPS SA	1,186,855	19,289
*	Banco Comercial Portugues SA	117,530,629	15,347
	Jeronimo Martins SGPS SA	771,573	8,491
	EDP Renovaveis SA	629,122	4,362
^	Portugal Telecom SGPS SA	1,799,676	3,785
*	Banco Espirito Santo SA	10,412,510	364
			86,378
Singapore (1.4%)
	DBS Group Holdings Ltd.	5,454,865	78,673
	Oversea-Chinese Banking Corp. Ltd.	9,574,113	73,034
	Singapore Telecommunications Ltd.	22,981,722	68,410
	United Overseas Bank Ltd.	3,714,492	65,118
	Keppel Corp. Ltd.	4,478,198	36,835
	Global Logistic Properties Ltd.	9,417,604	19,990
	CapitaLand Ltd.	7,971,093	19,970
	Genting Singapore plc	19,110,711	17,068
^	Singapore Press Holdings Ltd.	5,001,073	16,458
	Wilmar International Ltd.	6,612,476	15,994
	Singapore Exchange Ltd.	2,586,762	14,646
	Noble Group Ltd.	14,102,116	14,337
	City Developments Ltd.	1,856,369	13,984
	Singapore Technologies Engineering Ltd.	4,873,418	13,927
	CapitaMall Trust	8,146,457	12,192
	Singapore Airlines Ltd.	1,583,788	12,188
	ComfortDelGro Corp. Ltd.	6,302,883	11,840
	Sembcorp Industries Ltd.	2,799,643	11,360
	Hutchison Port Holdings Trust	15,872,436	11,102
	Ascendas REIT	6,184,169	10,908
	Jardine Cycle & Carriage Ltd.	312,858	10,514
	Suntec REIT	7,506,000	10,348
	Golden Agri-Resources Ltd.	20,184,943	8,155
	CapitaCommercial Trust	6,154,408	7,690
^	Sembcorp Marine Ltd.	2,611,537	7,647
	UOL Group Ltd.	1,427,549	7,389
	Singapore Post Ltd.	4,483,000	6,304
	Keppel Land Ltd.	2,238,073	6,136
	Yangzijiang Shipbuilding Holdings Ltd.	6,529,489	6,033
	StarHub Ltd.	1,830,991	5,910
	Venture Corp. Ltd.	773,000	4,609
	SMRT Corp. Ltd.	2,202,000	2,673
^	Olam International Ltd.	1,436,000	2,638
	M1 Ltd.	935,000	2,604
	SIA Engineering Co. Ltd.	706,000	2,551
*,^ Neptune Orient Lines Ltd.		2,871,000	2,092
	Yanlord Land Group Ltd.	2,099,000	1,766
	Wing Tai Holdings Ltd.	1,209,000	1,671

^ COSCO Corp. Singapore Ltd.	3,102,000	1,640
Frasers Centrepoint Ltd.	1,189,000	1,582
* Fraser and Neave Ltd.	430,860	1,045
Indofood Agri Resources Ltd.	1,347,000	875
		639,906
South Korea (4.2%)
Samsung Electronics Co. Ltd.	261,585	292,977
Hyundai Motor Co.	483,424	87,100
2 Samsung Electronics Co. Ltd. GDR	151,055	84,303
* SK Hynix Inc.	1,673,456	74,069
POSCO	232,832	71,618
NAVER Corp.	85,456	65,278
Shinhan Financial Group Co. Ltd.	1,119,216	51,525
Hyundai Mobis Co. Ltd.	210,437	51,231
Kia Motors Corp.	812,493	41,266
KT&G Corp.	379,553	33,968
Hana Financial Group Inc.	916,450	33,356
KB Financial Group Inc.	912,823	33,278
LG Chem Ltd.	137,407	33,261
Samsung Fire & Marine Insurance Co. Ltd.	122,032	32,662
Korea Electric Power Corp.	715,431	32,517
Samsung C&T Corp.	390,631	27,938
* LG Display Co. Ltd.	708,139	22,629
Amorepacific Corp.	9,916	22,444
LG Electronics Inc.	339,535	21,116
LG Corp.	281,730	20,481
Samsung SDI Co. Ltd.	172,816	20,013
Samsung Life Insurance Co. Ltd.	198,582	19,941
Hyundai Heavy Industries Co. Ltd.	138,465	17,992
SK Telecom Co. Ltd. ADR	537,736	16,315
SK C&C Co. Ltd.	69,028	15,850
Hyundai Glovis Co. Ltd.	49,471	15,084
SK Innovation Co. Ltd.	191,591	14,697
Hyundai Steel Co.	207,711	14,579
SK Telecom Co. Ltd.	52,744	14,510
SK Holdings Co. Ltd.	80,993	14,479
E-Mart Co. Ltd.	65,623	14,340
* Shinhan Financial Group Co. Ltd. ADR	311,008	14,138
LG Household & Health Care Ltd.	29,389	14,103
Coway Co. Ltd.	174,354	13,906
Samsung Heavy Industries Co. Ltd.	558,965	13,337
Hyundai Engineering & Construction Co. Ltd.	225,698	12,864
Korea Zinc Co. Ltd.	33,167	12,228
Kangwon Land Inc.	355,874	12,057
BS Financial Group Inc.	737,003	11,798
Hotel Shilla Co. Ltd.	102,243	11,581
Woori Finance Holdings Co. Ltd.	933,947	11,521
Hankook Tire Co. Ltd.	235,929	11,496
KCC Corp.	16,561	11,275
KB Financial Group Inc. ADR	300,958	10,901
Industrial Bank of Korea	710,785	10,717
Lotte Shopping Co. Ltd.	35,719	10,688
AMOREPACIFIC Group	9,516	10,533
Hyundai Wia Corp.	48,451	9,859
Orion Corp.	11,553	9,572
^ Celltrion Inc.	203,586	9,428
KT Corp.	281,979	9,187

	Dongbu Insurance Co. Ltd.	155,104	8,726
	CJ CheilJedang Corp.	23,363	8,567
	Samsung Electro-Mechanics Co. Ltd.	178,351	8,355
	Hyundai Development Co-Engineering & Construction	196,352	7,922
	Samsung Securities Co. Ltd.	189,372	7,904
	LG Uplus Corp.	671,367	7,852
	Hyundai Department Store Co. Ltd.	49,203	7,475
	CJ Corp.	45,424	7,470
^	OCI Co. Ltd.	56,874	6,998
	Korea Investment Holdings Co. Ltd.	125,896	6,599
	Lotte Chemical Corp.	46,247	6,144
	GS Holdings Corp.	160,343	6,118
	Daelim Industrial Co. Ltd.	85,172	6,090
	DGB Financial Group Inc.	382,748	6,084
	Daewoo Securities Co. Ltd.	584,290	5,939
	NCSoft Corp.	46,095	5,867
*	Cheil Worldwide Inc.	270,707	5,729
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	296,010	5,676
	Hyosung Corp.	76,395	5,470
^	Daum Communications Corp.	36,024	5,392
	Samsung Card Co. Ltd.	108,009	5,339
	Lotte Confectionery Co. Ltd.	2,577	5,323
^	S-Oil Corp.	130,996	5,310
^	Samsung Engineering Co. Ltd.	93,159	5,309
	Hyundai Marine & Fire Insurance Co. Ltd.	190,721	5,256
	S-1 Corp.	66,803	5,154
	Mando Corp.	39,242	5,095
	Daewoo International Corp.	142,991	5,083
^	Halla Visteon Climate Control Corp.	104,155	5,045
^	Paradise Co. Ltd.	150,664	4,924
	SK Networks Co. Ltd.	475,217	4,767
^	GS Engineering & Construction Corp.	134,965	4,687
	Hanwha Life Insurance Co. Ltd.	683,215	4,594
	Hanwha Corp.	164,293	4,576
*	Daewoo Engineering & Construction Co. Ltd.	627,810	4,561
	Korea Gas Corp.	86,929	4,528
	Shinsegae Co. Ltd.	21,542	4,474
*	Doosan Infracore Co. Ltd.	416,766	4,376
	Yuhan Corp.	24,498	4,315
	Samsung Techwin Co. Ltd.	125,077	4,182
*	Korea Electric Power Corp. ADR	177,871	3,991
	Lotte Chilsung Beverage Co. Ltd.	1,895	3,898
	Woori Investment & Securities Co. Ltd.	344,777	3,848
*	KT Corp. ADR	237,080	3,843
^	Hyundai Mipo Dockyard Co. Ltd.	32,012	3,749
^	Doosan Heavy Industries & Construction Co. Ltd.	151,908	3,745
	LG Hausys Ltd.	18,858	3,725
^	Kumho Petrochemical Co. Ltd.	55,459	3,679
*,^ CJ Korea Express Co. Ltd.		22,473	3,564
	LS Corp.	53,685	3,396
	Hanwha Chemical Corp.	253,098	3,280
	Mirae Asset Securities Co. Ltd.	74,902	3,151
*	Korean Air Lines Co. Ltd.	90,957	3,097
*,^ NHN Entertainment Corp.		39,116	3,057
	Doosan Corp.	27,850	2,730
	NongShim Co. Ltd.	10,457	2,694
	Hyundai Securities Co. Ltd.	346,317	2,302

^	Samsung Fine Chemicals Co. Ltd.	55,646	2,014
*,^ Hyundai Merchant Marine Co. Ltd.		216,939	2,006
^	Hite Jinro Co. Ltd.	86,843	1,905
	SKC Co. Ltd.	61,129	1,826
^	KEPCO Engineering & Construction Co. Inc.	28,673	1,760
*,^ Hanjin Shipping Co. Ltd.		322,807	1,690
^	Hyundai Hysco Co. Ltd.	21,382	1,578
	Hyundai Securities Co. Ltd. Preference Shares	208,513	1,371
*	Kyongnam Bank	107,858	1,205
			1,848,385
Spain (3.3%)
*	Banco Santander SA	37,511,090	359,119
	Banco Bilbao Vizcaya Argentaria SA	18,474,791	222,354
	Telefonica SA	12,490,418	192,906
	Iberdrola SA	16,051,164	114,733
*	Inditex SA	3,329,243	91,900
	Repsol SA	3,224,104	76,489
	Amadeus IT Holding SA	1,237,403	46,194
*	CaixaBank SA	6,152,257	37,409
	Banco de Sabadell SA	11,026,139	32,557
*	Banco Popular Espanol SA	4,873,442	29,725
	Red Electrica Corp. SA	339,962	29,426
	Gas Natural SDG SA	965,759	28,410
*	Bankia SA	14,473,037	26,925
	Ferrovial SA	1,267,494	24,522
	Abertis Infraestructuras SA	1,231,819	24,291
	Grifols SA	521,797	21,324
*	ACS Actividades de Construccion y Servicios SA	545,600	20,913
	Enagas SA	637,626	20,505
	Bankinter SA	2,167,009	18,319
	Distribuidora Internacional de Alimentacion SA	1,844,309	13,217
	Mapfre SA	3,192,267	11,283
	Endesa SA	265,962	10,503
*	Mediaset Espana Comunicacion SA	743,079	9,222
	Zardoya Otis SA	547,995	6,792
*	Acerinox SA	395,412	6,074
*	Acciona SA	81,147	6,057
	Corp Financiera Alba SA	54,895	2,904
			1,484,073
Sweden (2.8%)
	Nordea Bank AB	9,980,020	129,375
	Hennes & Mauritz AB Class B	2,982,980	123,346
	Telefonaktiebolaget LM Ericsson Class B	9,364,067	118,070
	Swedbank AB Class A	3,280,190	82,252
	Svenska Handelsbanken AB Class A	1,508,476	70,644
	Skandinaviska Enskilda Banken AB Class A	4,567,778	60,773
	Atlas Copco AB Class A	1,945,696	55,518
	Volvo AB Class B	4,792,180	51,846
	Assa Abloy AB Class B	983,338	50,531
	Investor AB Class B	1,421,236	50,041
	TeliaSonera AB	6,801,809	46,906
	Svenska Cellulosa AB SCA Class B	1,823,085	43,319
	Sandvik AB	3,389,048	38,064
	Atlas Copco AB Class B	1,225,877	31,681
	SKF AB	1,306,152	27,192
	Hexagon AB Class B	796,000	25,170

Skanska AB Class B	1,131,250	23,330
Investment AB Kinnevik	643,459	23,203
Alfa Laval AB	982,458	20,932
Swedish Match AB	625,719	20,243
Electrolux AB Class B	698,656	18,403
Getinge AB	573,238	14,393
Boliden AB	858,685	13,865
Trelleborg AB Class B	762,537	13,179
Tele2 AB	971,821	11,697
* Lundin Petroleum AB	674,048	11,394
Industrivarden AB Class A	607,251	11,125
Elekta AB Class B	1,111,372	10,924
Securitas AB Class B	960,904	10,643
Meda AB Class A	711,421	9,970
Industrivarden AB	514,080	8,949
Husqvarna AB	1,156,171	8,152
Modern Times Group AB Class B	169,949	5,364
Holmen AB	154,896	4,703
Ratos AB	613,652	4,430
Melker Schorling AB	33,726	1,563
		1,251,190
Switzerland (8.5%)
Nestle SA	10,018,988	736,306
Novartis AG	7,316,625	688,995
Roche Holding AG	2,207,519	651,887
UBS AG	11,078,833	192,581
ABB Ltd.	7,197,750	161,011
Credit Suisse Group AG	5,014,764	138,737
Zurich Insurance Group AG	463,338	137,891
Cie Financiere Richemont SA	1,604,542	131,157
Syngenta AG	288,225	91,265
Swiss Re AG	1,075,101	85,559
Holcim Ltd.	715,501	52,054
Givaudan SA	29,009	46,240
Swatch Group AG (Bearer)	95,302	45,163
Swisscom AG	71,606	40,589
Geberit AG	118,138	38,077
Actelion Ltd.	303,943	35,600
Adecco SA	520,785	35,206
^ Transocean Ltd.	1,083,877	34,862
SGS SA	16,044	33,194
Julius Baer Group Ltd.	685,376	30,628
Sonova Holding AG	163,012	25,973
Sika AG	6,604	22,834
Swiss Life Holding AG	91,727	21,858
Aryzta AG	236,129	20,347
Kuehne & Nagel International AG	158,367	19,955
Lonza Group AG	163,136	19,657
Chocoladefabriken Lindt & Spruengli AG	321	19,025
Schindler Holding AG	138,948	18,821
Baloise Holding AG	147,015	18,793
* Dufry AG	100,435	15,273
Chocoladefabriken Lindt & Spruengli AG	2,972	14,830
Partners Group Holding AG	55,776	14,660
Clariant AG	847,400	14,471
Galenica AG	15,315	13,478
Swatch Group AG (Registered)	150,773	13,172

Swiss Prime Site AG	172,930	12,831
PSP Swiss Property AG	125,068	10,485
EMS-Chemie Holding AG	22,789	9,430
Sulzer AG	73,168	8,972
GAM Holding AG	513,842	8,852
Schindler Holding AG (Registered)	65,768	8,769
Pargesa Holding SA	89,288	7,097
Barry Callebaut AG	6,067	6,736
DKSH Holding AG	80,776	6,005
Banque Cantonale Vaudoise	8,933	4,787
Aryzta AG	26,749	2,305
		3,766,418
United Kingdom (19.9%)
HSBC Holdings plc	59,916,561	608,836
Royal Dutch Shell plc Class A	12,366,482	472,657
BP plc	57,984,717	424,182
GlaxoSmithKline plc	15,275,151	348,951
British American Tobacco plc	5,856,550	330,023
Royal Dutch Shell plc Class B	7,705,782	304,643
AstraZeneca plc	3,964,916	284,140
Vodafone Group plc	83,468,842	275,051
Diageo plc	7,913,524	228,245
* Lloyds Banking Group plc	169,818,331	211,268
BG Group plc	10,692,856	197,401
Rio Tinto plc	3,919,914	192,077
Barclays plc	51,510,696	189,468
Glencore plc	33,531,691	185,712
BHP Billiton plc	6,711,634	185,650
Prudential plc	8,017,048	178,232
Reckitt Benckiser Group plc	2,026,881	175,241
National Grid plc	11,851,204	170,362
SABMiller plc	2,970,200	164,604
Shire plc	1,846,880	159,353
Unilever plc	3,790,504	158,664
BT Group plc	25,524,626	156,570
Imperial Tobacco Group plc	3,026,912	130,328
Standard Chartered plc	6,357,939	117,272
Anglo American plc London Shares	4,105,326	91,557
Rolls-Royce Holdings plc	5,880,678	91,526
* Compass Group plc	5,314,494	85,719
WPP plc	4,176,028	83,661
Centrica plc	15,811,488	78,804
Aviva plc	9,252,826	78,280
SSE plc	3,063,040	76,700
Tesco plc	25,520,612	76,238
BAE Systems plc	9,936,978	75,638
Legal & General Group plc	18,655,150	69,031
ARM Holdings plc	4,388,080	63,932
Reed Elsevier plc	3,607,088	57,667
Pearson plc	2,554,499	51,303
Standard Life plc	7,510,496	50,254
Experian plc	3,117,732	49,543
Next plc	462,588	49,514
Associated British Foods plc	1,094,800	47,459
Smith & Nephew plc	2,816,998	47,387
British Sky Broadcasting Group plc	3,294,335	46,988
Old Mutual plc	15,353,878	45,037

Wolseley plc	830,045	43,477
Land Securities Group plc	2,471,488	41,497
* Royal Bank of Scotland Group plc	6,702,323	39,931
ITV plc	11,760,977	39,490
Kingfisher plc	7,441,778	38,920
Capita plc	2,066,527	38,904
Whitbread plc	566,464	38,064
British Land Co. plc	3,177,995	36,113
CRH plc	1,583,612	35,965
Burberry Group plc	1,391,785	33,949
Marks & Spencer Group plc	5,121,039	33,484
Johnson Matthey plc	643,750	30,358
Tullow Oil plc	2,839,427	29,604
InterContinental Hotels Group plc	742,627	28,637
United Utilities Group plc	2,141,869	27,979
Babcock International Group plc	1,577,699	27,840
Bunzl plc	1,043,039	27,140
Weir Group plc	667,599	26,961
Ashtead Group plc	1,581,270	26,602
GKN plc	5,116,851	26,350
Smiths Group plc	1,231,688	25,175
* RSA Insurance Group plc	3,157,959	24,759
Carnival plc	573,342	22,831
Severn Trent plc	748,021	22,727
London Stock Exchange Group plc	751,603	22,682
Direct Line Insurance Group plc	4,712,918	22,431
Hammerson plc	2,412,572	22,397
Intertek Group plc	505,074	21,405
Friends Life Group Ltd.	4,277,563	21,303
Travis Perkins plc	775,662	20,840
Persimmon plc	961,046	20,680
Sage Group plc	3,409,078	20,137
Aberdeen Asset Management plc	3,097,351	19,983
Barratt Developments plc	3,095,291	19,794
G4S plc	4,875,531	19,770
Randgold Resources Ltd.	288,512	19,559
St. James's Place plc	1,611,748	19,007
* International Consolidated Airlines Group SA (London Shares)	3,198,242	18,985
Aggreko plc	753,978	18,871
Mondi plc	1,153,977	18,820
3i Group plc	3,027,996	18,753
WM Morrison Supermarkets plc	6,801,146	18,506
Taylor Wimpey plc	10,151,642	18,469
Meggitt plc	2,531,289	18,464
J Sainsbury plc	4,437,757	18,046
Rexam plc	2,200,535	17,493
IMI plc	857,702	17,056
Cobham plc	3,578,222	16,846
CRH plc	738,039	16,770
AMEC plc	933,855	16,664
William Hill plc	2,740,188	16,376
Provident Financial plc	459,406	15,843
easyJet plc	681,044	15,672
Inmarsat plc	1,336,197	15,156
Intu Properties plc	2,885,048	15,031
Informa plc	1,888,751	14,922
DCC plc	263,545	14,589

	Berkeley Group Holdings plc			395,656	14,370
	Croda International plc			423,306	14,038
	John Wood Group plc			1,137,836	13,947
	Tate & Lyle plc			1,463,088	13,946
	Schroders plc			355,263	13,717
	Segro plc			2,331,855	13,686
	Petrofac Ltd.			813,867	13,637
	Melrose Industries plc			3,365,970	13,473
	Investec plc			1,599,584	13,431
	Coca-Cola HBC AG			620,039	13,381
	Drax Group plc			1,261,175	13,175
	Antofagasta plc			1,115,751	12,983
	Admiral Group plc			615,702	12,769
	Royal Mail plc			1,949,152	12,349
	Hikma Pharmaceuticals plc			423,244	11,857
	Rentokil Initial plc			5,687,092	10,827
	ICAP plc			1,686,060	10,545
	Hargreaves Lansdown plc			685,257	10,458
	Daily Mail & General Trust plc			831,950	10,295
	TUI Travel plc			1,582,079	9,957
2	Merlin Entertainments plc			1,527,377	8,679
	Serco Group plc			1,725,889	8,013
	TalkTalk Telecom Group plc			1,652,315	7,998
*	Sports Direct International plc			789,870	7,893
*	Polyus Gold International Ltd.			2,106,310	6,551
	Fresnillo plc			533,112	6,539
	Ashmore Group plc			1,224,536	6,074
	Polymetal International plc			626,374	5,215
	Vedanta Resources plc			317,715	5,119
*	Lonmin plc			17,328	52
	Schroders plc			1,128	35
					8,858,254
Total Common Stocks (Cost $39,396,068)					44,205,400
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[3,4] Vanguard Market Liquidity Fund		0.109%		306,115,057	306,115

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Fannie Mae Discount Notes	0.080%	10/1/14	5,500	5,500
[5,6] Fannie Mae Discount Notes		0.080%	11/5/14	1,000	1,000
[5,6] Fannie Mae Discount Notes		0.100%	1/28/15	1,000	999
6,7,
	8 Federal Home Loan Bank Discount Notes	0.070%	10/17/14	3,700	3,700
7	Federal Home Loan Bank Discount Notes	0.070%	10/22/14	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.073%	11/26/14	1,000	1,000
[7,8] Federal Home Loan Bank Discount Notes		0.074%	12/3/14	6,500	6,499
[6,7] Federal Home Loan Bank Discount Notes		0.074%	12/5/14	5,000	4,999
7	Federal Home Loan Bank Discount Notes	0.028%	12/8/14	1,400	1,400
[6,7] Federal Home Loan Bank Discount Notes		0.070%	12/10/14	2,000	2,000
6,7,
	8 Federal Home Loan Bank Discount Notes	0.030%	12/19/14	7,300	7,299

[5,6] Freddie Mac Discount Notes	0.100%	12/29/14	2,000	1,999
				37,395
Total Temporary Cash Investments (Cost $343,512)				343,510
Total Investments (100.2%) (Cost $39,739,580)				44,548,910
Other Assets and Liabilities-Net (-0.2%)[4]				(91,461)
Net Assets (100%)				44,457,449

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,314,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $105,712,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $275,619,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $9,549,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,396,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Developed Markets Index Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30,
2014, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	68,202	44,127,759	9,439
Temporary Cash Investments	306,115	37,395	—
Futures Contracts—Assets[1]	396	—	—
Forward Currency Contracts—Assets	—	61	—
Forward Currency Contracts—Liabilities	—	(2,896)	—
Total	374,713	44,162,3199	9,439
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund

Developed Markets Index Fund

may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	December 2014	565	60,504	(1,570)
Dow Jones EURO STOXX 50 Index	December 2014	1,484	60,421	(45)
Topix Index	December 2014	379	45,831	968
S&P ASX 200 Index	December 2014	222	25,657	(754)
				(1,401)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At September 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/24/14	GBP	35,518	USD	57,894	(358)
BNP Paribas	12/24/14	EUR	44,678	USD	57,902	(1,436)
Bank of America NA	12/23/14	AUD	25,704	USD	23,063	(695)
BNP Paribas	12/24/14	GBP	6,233	USD	10,178	(81)
Morgan Stanley Capital
Services Inc.	12/24/14	EUR	3,219	USD	4,176	(107)

Developed Markets Index Fund

Morgan Stanley Capital
Services Inc.	12/16/14	JPY	378,521	USD	3,530	(76)
BNP Paribas	12/23/14	AUD	3,655	USD	3,221	(40)
Credit Suisse International	12/23/14	AUD	3,275	USD	2,947	(97)
BNP Paribas	12/16/14	USD	21,727	JPY	2,375,663	49
Morgan Stanley Capital
Services Inc.	12/24/14	USD	5,484	GBP	3,378	12
Goldman Sachs International	12/23/14	USD	2,057	AUD	2,370	(6)
						(2,835)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At September 30, 2014, the cost of investment securities for tax purposes was $39,744,614,000. Net unrealized appreciation of investment securities for tax purposes was $4,804,296,000, consisting of unrealized gains of $6,905,060,000 on securities that had risen in value since their purchase and $2,100,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD TAX-MANAGED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.